Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.5%
Adient plc *	50,955	1,721,260
Aptiv plc *	45,059	4,726,238
Autoliv, Inc.	31,202	2,683,372
BorgWarner, Inc.	116,629	4,485,551
Dana, Inc.	97,227	1,629,525
Ford Motor Co.	2,105,997	30,937,096
General Motors Co. *	887,921	32,196,015
Gentex Corp.	77,782	2,195,008
Harley-Davidson, Inc.	64,276	2,430,276
Lear Corp.	40,311	6,092,605
Tesla, Inc. *	4,035	3,597,001
The Goodyear Tire & Rubber Co. *	367,732	4,515,749
Thor Industries, Inc.	25,234	2,127,983
Visteon Corp. *	21,021	2,681,859
		102,019,538

Banks 6.3%
Bank of America Corp.	1,920,697	64,938,766
Citigroup, Inc.	1,325,558	68,796,460
Citizens Financial Group, Inc.	162,112	6,155,393
Comerica, Inc.	49,021	3,812,363
Credicorp Ltd.	27,509	3,559,665
East West Bancorp, Inc.	20,299	1,457,062
Fifth Third Bancorp	191,389	6,530,193
First Horizon Corp.	73,095	1,634,404
First Republic Bank	10,583	1,721,960
Huntington Bancshares, Inc.	290,307	3,858,180
JPMorgan Chase & Co.	842,235	97,160,230
KeyCorp	230,285	4,214,215
M&T Bank Corp.	56,225	9,977,126
MGIC Investment Corp.	95,388	1,348,786
New York Community Bancorp, Inc.	148,677	1,578,950
Popular, Inc.	21,586	1,676,585
Radian Group, Inc.	58,825	1,315,915
Regions Financial Corp.	222,066	4,703,358
Signature Bank	4,736	878,859
SVB Financial Group *	3,415	1,378,123
Synovus Financial Corp.	30,244	1,221,253
The PNC Financial Services Group, Inc.	106,125	17,610,382
Truist Financial Corp.	206,909	10,442,697
U.S. Bancorp	417,813	19,720,774
Wells Fargo & Co.	1,858,318	81,524,411
Zions Bancorp NA	48,695	2,656,312
		419,872,422

Capital Goods 7.1%
3M Co.	162,398	23,261,890
A.O. Smith Corp.	27,219	1,722,146
Acuity Brands, Inc.	11,963	2,182,051
AECOM	48,004	3,456,288
SECURITY	NUMBER OF SHARES	VALUE ($)
AerCap Holdings N.V. *	55,157	2,474,343
AGCO Corp.	20,012	2,179,707
Air Lease Corp.	32,409	1,202,698
Allegion plc	12,501	1,321,356
Allison Transmission Holdings, Inc.	69,686	2,917,753
AMETEK, Inc.	26,479	3,270,157
Boise Cascade Co.	19,687	1,392,068
Carlisle Cos., Inc.	11,967	3,543,429
Carrier Global Corp.	208,429	8,447,627
Caterpillar, Inc.	119,462	23,683,341
Cummins, Inc.	54,343	12,026,649
Curtiss-Wright Corp.	11,041	1,583,721
Deere & Co.	39,532	13,566,592
Donaldson Co., Inc.	27,752	1,509,986
Dover Corp.	24,472	3,271,417
Eaton Corp. plc	95,823	14,219,175
EMCOR Group, Inc.	21,853	2,543,034
Emerson Electric Co.	142,446	12,830,111
Fastenal Co.	80,542	4,136,637
Flowserve Corp.	48,170	1,630,073
Fluor Corp. *	124,678	3,168,068
Fortive Corp.	35,517	2,289,071
Fortune Brands Home & Security, Inc.	35,772	2,492,593
GATX Corp.	14,559	1,459,540
General Dynamics Corp.	75,015	17,003,650
General Electric Co.	421,540	31,156,021
Graco, Inc.	19,678	1,321,574
Hexcel Corp.	29,048	1,757,694
Honeywell International, Inc.	137,604	26,483,266
Howmet Aerospace, Inc.	104,944	3,896,571
Hubbell, Inc.	12,052	2,639,629
Huntington Ingalls Industries, Inc.	17,390	3,770,848
IDEX Corp.	9,530	1,989,388
Illinois Tool Works, Inc.	57,115	11,866,212
Ingersoll Rand, Inc.	20,769	1,034,296
ITT, Inc.	17,499	1,312,950
Johnson Controls International plc	158,021	8,518,912
L3Harris Technologies, Inc.	31,502	7,559,535
Lennox International, Inc.	5,836	1,397,897
Lincoln Electric Holdings, Inc.	12,867	1,819,908
Lockheed Martin Corp.	53,599	22,179,802
Masco Corp.	56,422	3,124,650
MasTec, Inc. *	18,342	1,447,734
MDU Resources Group, Inc.	75,364	2,153,149
MSC Industrial Direct Co., Inc., Class A	19,777	1,634,767
Nordson Corp.	6,472	1,494,967
Northrop Grumman Corp.	33,302	15,948,328
nVent Electric plc	42,017	1,483,620
Oshkosh Corp.	26,813	2,308,599
Otis Worldwide Corp.	44,521	3,480,207
Owens Corning	37,534	3,480,903
PACCAR, Inc.	114,926	10,518,028
Parker-Hannifin Corp.	24,189	6,992,798
Pentair plc	35,351	1,728,310
Quanta Services, Inc.	33,355	4,627,339
Raytheon Technologies Corp.	212,878	19,842,358

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regal Rexnord Corp.	13,379	1,796,800
Rockwell Automation, Inc.	17,772	4,536,836
Sensata Technologies Holding plc	34,556	1,536,705
Snap-on, Inc.	15,464	3,464,709
Spirit AeroSystems Holdings, Inc., Class A	73,675	2,418,014
Stanley Black & Decker, Inc.	38,252	3,723,067
Textron, Inc.	70,406	4,621,450
The Boeing Co. *	167,360	26,662,122
The Middleby Corp. *	7,767	1,123,807
The Timken Co.	20,110	1,314,792
The Toro Co.	15,833	1,361,480
Trane Technologies plc	34,931	5,134,508
TransDigm Group, Inc. *	7,680	4,779,571
UFP Industries, Inc.	21,846	2,014,420
United Rentals, Inc. *	20,464	6,603,119
Univar Solutions, Inc. *	66,286	1,792,373
W.W. Grainger, Inc.	10,905	5,927,195
Watsco, Inc.	7,241	1,983,672
WESCO International, Inc. *	18,184	2,324,643
Westinghouse Air Brake Technologies Corp.	27,125	2,535,374
Xylem, Inc.	22,196	2,042,698
		471,452,786

Commercial & Professional Services 0.9%
ABM Industries, Inc.	35,744	1,602,761
Booz Allen Hamilton Holding Corp.	26,551	2,548,365
CACI International, Inc., Class A *	6,257	1,891,429
Cintas Corp.	10,203	4,341,274
Copart, Inc. *	12,468	1,597,151
CoreCivic, Inc. *	130,849	1,409,244
Equifax, Inc.	9,174	1,916,540
Jacobs Engineering Group, Inc.	31,511	4,326,460
KBR, Inc.	32,849	1,748,552
Leidos Holdings, Inc.	45,493	4,867,751
ManpowerGroup, Inc.	50,752	3,979,464
Nielsen Holdings plc	165,029	3,952,445
Republic Services, Inc.	35,376	4,905,236
Robert Half International, Inc.	29,640	2,345,710
Science Applications International Corp.	21,019	2,036,111
TransUnion	14,319	1,134,494
Verisk Analytics, Inc.	12,064	2,295,176
Waste Management, Inc.	69,261	11,397,590
		58,295,753

Consumer Durables & Apparel 1.3%
Brunswick Corp.	23,161	1,855,659
Capri Holdings Ltd. *	48,020	2,337,614
Carter's, Inc.	19,268	1,569,957
D.R. Horton, Inc.	91,196	7,116,024
Deckers Outdoor Corp. *	4,242	1,328,637
Hanesbrands, Inc.	167,718	1,875,087
Hasbro, Inc.	26,062	2,051,601
KB Home	34,378	1,122,098
Leggett & Platt, Inc.	51,715	2,049,983
Lennar Corp., Class A	81,958	6,966,430
Lululemon Athletica, Inc. *	6,659	2,067,686
Meritage Homes Corp. *	15,618	1,379,069
Mohawk Industries, Inc. *	25,292	3,249,516
Newell Brands, Inc.	121,591	2,457,354
NIKE, Inc., Class B	123,378	14,178,600
NVR, Inc. *	794	3,488,121
Polaris, Inc.	18,302	2,146,459
PulteGroup, Inc.	114,528	4,995,711
PVH Corp.	40,235	2,491,351
Ralph Lauren Corp.	18,918	1,865,882
SECURITY	NUMBER OF SHARES	VALUE ($)
Skechers U.S.A., Inc., Class A *	34,104	1,294,588
Tapestry, Inc.	82,359	2,769,733
Taylor Morrison Home Corp. *	54,476	1,563,461
Toll Brothers, Inc.	46,255	2,274,821
Tri Pointe Homes, Inc. *	67,402	1,248,285
VF Corp.	88,624	3,959,720
Whirlpool Corp.	29,789	5,149,625
		84,853,072

Consumer Services 1.9%
Aramark	94,329	3,150,589
Booking Holdings, Inc. *	7,295	14,120,859
Carnival Corp. *	438,689	3,974,522
Chipotle Mexican Grill, Inc. *	1,532	2,396,385
Darden Restaurants, Inc.	22,818	2,840,613
Domino’s Pizza, Inc.	5,923	2,322,468
Expedia Group, Inc. *	21,563	2,286,756
H&R Block, Inc.	59,142	2,363,314
Hilton Worldwide Holdings, Inc.	31,017	3,972,347
Las Vegas Sands Corp. *	139,755	5,267,366
Marriott International, Inc., Class A	34,168	5,426,562
McDonald’s Corp.	121,652	32,039,487
MGM Resorts International	120,328	3,938,336
Norwegian Cruise Line Holdings Ltd. *	123,273	1,497,767
Royal Caribbean Cruises Ltd. *	66,620	2,578,860
Service Corp. International	25,020	1,862,989
Starbucks Corp.	238,901	20,254,027
Travel & Leisure Co.	32,418	1,397,540
Vail Resorts, Inc.	5,556	1,317,494
Wynn Resorts Ltd. *	26,332	1,671,555
Yum China Holdings, Inc.	78,382	3,817,987
Yum! Brands, Inc.	57,181	7,006,960
		125,504,783

Diversified Financials 5.7%
Affiliated Managers Group, Inc.	14,271	1,803,569
AGNC Investment Corp.	124,065	1,564,460
Ally Financial, Inc.	179,563	5,938,148
American Express Co.	142,254	21,909,961
Ameriprise Financial, Inc.	30,615	8,263,601
Annaly Capital Management, Inc.	282,256	1,941,921
Berkshire Hathaway, Inc., Class A *	82	37,039,400
Berkshire Hathaway, Inc., Class B *	289,353	86,979,512
BlackRock, Inc.	19,463	13,024,250
Blackstone, Inc.	20,725	2,115,401
Bread Financial Holdings, Inc.	54,208	2,147,179
Capital One Financial Corp.	178,153	19,566,544
Cboe Global Markets, Inc.	13,065	1,611,960
Chimera Investment Corp.	99,614	1,042,959
CME Group, Inc.	29,945	5,973,429
Discover Financial Services	120,100	12,130,100
Equitable Holdings, Inc.	81,164	2,307,492
Evercore, Inc., Class A	12,733	1,272,918
Franklin Resources, Inc.	172,171	4,726,094
Intercontinental Exchange, Inc.	54,812	5,590,276
Invesco Ltd.	153,816	2,728,696
Janus Henderson Group plc	46,280	1,192,636
Jefferies Financial Group, Inc.	63,787	2,077,543
KKR & Co., Inc.	58,964	3,270,143
Lazard Ltd., Class A	41,897	1,578,260
LPL Financial Holdings, Inc.	13,151	2,760,658
Moody's Corp.	11,794	3,659,088
Morgan Stanley	231,129	19,484,175
MSCI, Inc.	3,482	1,676,026
Nasdaq, Inc.	11,029	1,995,146
Navient Corp.	176,335	2,904,237
New Residential Investment Corp.	208,881	2,278,892

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	41,012	4,092,177
OneMain Holdings, Inc.	46,293	1,722,100
PROG Holdings, Inc. *	37,139	684,100
Raymond James Financial, Inc.	27,906	2,747,904
S&P Global, Inc.	29,336	11,057,618
SEI Investments Co.	28,567	1,581,469
SLM Corp.	77,725	1,212,510
Starwood Property Trust, Inc.	67,056	1,583,863
State Street Corp.	87,966	6,249,105
Synchrony Financial	396,500	13,274,820
T. Rowe Price Group, Inc.	52,392	6,468,840
The Bank of New York Mellon Corp.	287,017	12,473,759
The Charles Schwab Corp. (a)	79,485	5,488,439
The Goldman Sachs Group, Inc.	88,383	29,466,008
Voya Financial, Inc.	26,619	1,601,399
		382,258,785

Energy 9.8%
Antero Resources Corp. *	84,708	3,357,825
APA Corp.	89,984	3,344,705
Baker Hughes Co.	355,796	9,140,399
Cheniere Energy, Inc.	21,887	3,273,857
Chevron Corp.	750,588	122,931,303
ConocoPhillips	359,434	35,019,655
Delek US Holdings, Inc.	89,655	2,390,202
Devon Energy Corp.	65,543	4,119,378
EOG Resources, Inc.	116,200	12,923,764
Equitrans Midstream Corp.	154,164	1,210,187
Exxon Mobil Corp.	2,027,736	196,548,451
Halliburton Co.	232,367	6,808,353
Helmerich & Payne, Inc.	74,561	3,452,174
Hess Corp.	27,043	3,041,526
HF Sinclair Corp.	173,515	8,297,487
Kinder Morgan, Inc.	793,087	14,267,635
Marathon Oil Corp.	278,949	6,917,935
Marathon Petroleum Corp.	393,208	36,041,445
Murphy Oil Corp.	67,706	2,379,189
NOV, Inc.	307,060	5,714,387
Occidental Petroleum Corp.	326,724	21,482,103
ONEOK, Inc.	113,528	6,782,163
Ovintiv, Inc.	55,905	2,856,186
PBF Energy, Inc., Class A *	255,883	8,533,698
Peabody Energy Corp. *	103,096	2,163,985
Phillips 66	404,529	36,003,081
Pioneer Natural Resources Co.	23,621	5,596,996
Schlumberger N.V.	495,062	18,332,146
Targa Resources Corp.	65,199	4,505,903
TechnipFMC plc *	314,323	2,542,873
The Williams Cos., Inc.	298,183	10,165,059
Valero Energy Corp.	417,553	46,252,346
World Fuel Services Corp.	234,287	6,494,436
		652,890,832

Food & Staples Retailing 3.1%
Casey's General Stores, Inc.	14,481	2,934,575
Costco Wholesale Corp.	76,370	41,339,081
Performance Food Group Co. *	96,562	4,800,097
Rite Aid Corp. *(b)	156,537	1,288,299
SpartanNash Co.	63,301	2,043,989
Sprouts Farmers Market, Inc. *	60,733	1,678,660
Sysco Corp.	138,431	11,752,792
The Kroger Co.	513,913	23,866,120
U.S. Foods Holding Corp. *	154,958	4,881,177
United Natural Foods, Inc. *	50,965	2,166,522
SECURITY	NUMBER OF SHARES	VALUE ($)
Walgreens Boots Alliance, Inc.	760,267	30,121,779
Walmart, Inc.	585,845	77,360,832
		204,233,923

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	591,006	25,921,523
Archer-Daniels-Midland Co.	303,294	25,103,644
Bunge Ltd.	88,525	8,173,513
Campbell Soup Co.	55,847	2,756,049
Coca-Cola Europacific Partners plc	74,693	4,042,385
Conagra Brands, Inc.	135,374	4,631,144
Constellation Brands, Inc., Class A	25,513	6,284,107
Darling Ingredients, Inc. *	22,377	1,550,279
Flowers Foods, Inc.	59,882	1,701,248
General Mills, Inc.	151,299	11,315,652
Hormel Foods Corp.	71,650	3,535,211
Ingredion, Inc.	35,810	3,257,994
Kellogg Co.	67,680	5,002,906
Keurig Dr Pepper, Inc.	98,003	3,796,636
Lamb Weston Holdings, Inc.	20,619	1,642,510
McCormick & Co., Inc. - Non Voting Shares	28,455	2,485,544
Molson Coors Beverage Co., Class B	98,245	5,870,139
Mondelez International, Inc., Class A	313,003	20,044,712
Monster Beverage Corp. *	42,963	4,279,974
PepsiCo, Inc.	238,849	41,789,021
Philip Morris International, Inc.	323,937	31,470,480
Post Holdings, Inc. *	19,623	1,706,024
The Coca-Cola Co.	559,677	35,914,473
The Hershey Co.	16,715	3,810,351
The JM Smucker Co.	40,559	5,366,767
The Kraft Heinz Co.	248,820	9,164,041
Tyson Foods, Inc., Class A	157,397	13,852,510
		284,468,837

Health Care Equipment & Services 6.4%
Abbott Laboratories	164,768	17,933,349
Align Technology, Inc. *	3,313	930,854
AmerisourceBergen Corp.	41,602	6,070,980
Baxter International, Inc.	99,554	5,839,838
Becton, Dickinson & Co.	32,926	8,044,151
Boston Scientific Corp. *	112,361	4,612,419
Cardinal Health, Inc.	247,953	14,768,081
Centene Corp. *	169,808	15,787,050
Cigna Corp.	93,304	25,692,189
CVS Health Corp.	585,956	56,064,270
DaVita, Inc. *	42,856	3,606,761
Dentsply Sirona, Inc.	50,815	1,837,470
Edwards Lifesciences Corp. *	23,405	2,353,139
Elevance Health, Inc.	78,810	37,600,251
Embecta Corp. *	6,559	193,031
Encompass Health Corp.	27,331	1,383,495
Enhabit, Inc. *	13,665	239,274
Envista Holdings Corp. *	34,990	1,422,343
HCA Healthcare, Inc.	56,257	11,950,112
Henry Schein, Inc. *	44,601	3,515,897
Hologic, Inc. *	30,561	2,181,444
Humana, Inc.	49,544	23,880,208
IDEXX Laboratories, Inc. *	2,444	975,596
Intuitive Surgical, Inc. *	12,821	2,951,010
Laboratory Corp. of America Holdings	19,424	5,092,778
McKesson Corp.	63,310	21,625,430
Medtronic plc	273,442	25,298,854
Molina Healthcare, Inc. *	11,571	3,792,048
Patterson Cos., Inc.	47,051	1,461,404
Quest Diagnostics, Inc.	37,316	5,096,246
ResMed, Inc.	8,332	2,004,013

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS plc	9,341	2,107,797
Stryker Corp.	33,578	7,210,875
Teleflex, Inc.	4,360	1,048,406
Tenet Healthcare Corp. *	37,915	2,506,940
The Cooper Cos., Inc.	4,061	1,327,947
UnitedHealth Group, Inc.	166,251	90,164,567
Universal Health Services, Inc., Class B	39,583	4,451,900
Zimmer Biomet Holdings, Inc.	35,430	3,911,118
Zimvie, Inc. *	4,431	86,050
		427,019,585

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	34,821	3,063,203
Colgate-Palmolive Co.	142,043	11,184,466
Kimberly-Clark Corp.	65,910	8,686,279
Nu Skin Enterprises, Inc., Class A	29,306	1,275,104
Spectrum Brands Holdings, Inc.	15,824	1,100,401
The Clorox Co.	23,860	3,384,303
The Estee Lauder Cos., Inc., Class A	16,961	4,632,049
The Procter & Gamble Co.	393,796	54,702,202
		88,028,007

Insurance 3.5%
Aflac, Inc.	225,174	12,902,470
Alleghany Corp. *	3,547	2,970,542
American Financial Group, Inc.	15,558	2,079,793
American International Group, Inc.	472,780	24,475,821
Aon plc, Class A	31,924	9,291,161
Arch Capital Group Ltd. *	56,929	2,527,648
Arthur J. Gallagher & Co.	19,404	3,473,122
Assurant, Inc.	10,457	1,838,131
Assured Guaranty Ltd.	41,429	2,419,039
Brown & Brown, Inc.	23,091	1,503,224
Chubb Ltd.	81,707	15,413,208
Cincinnati Financial Corp.	29,598	2,881,069
CNO Financial Group, Inc.	95,465	1,789,969
Everest Re Group Ltd.	10,080	2,634,408
Fidelity National Financial, Inc.	79,055	3,159,038
First American Financial Corp.	38,183	2,214,614
Genworth Financial, Inc., Class A *	529,717	2,251,297
Globe Life, Inc.	29,809	3,002,661
Kemper Corp.	22,963	1,074,668
Lincoln National Corp.	75,394	3,870,728
Loews Corp.	76,040	4,429,330
Markel Corp. *	2,133	2,766,800
Marsh & McLennan Cos., Inc.	59,844	9,812,022
MetLife, Inc.	268,791	17,001,031
Old Republic International Corp.	107,734	2,506,970
Primerica, Inc.	11,169	1,437,339
Principal Financial Group, Inc.	78,783	5,273,734
Prudential Financial, Inc.	166,569	16,655,234
Reinsurance Group of America, Inc.	27,222	3,151,763
RenaissanceRe Holdings Ltd.	8,284	1,071,204
The Allstate Corp.	128,031	14,975,786
The Hanover Insurance Group, Inc.	12,261	1,673,259
The Hartford Financial Services Group, Inc.	117,529	7,577,095
The Progressive Corp.	111,664	12,848,060
The Travelers Cos., Inc.	129,275	20,515,942
Unum Group	147,693	4,754,238
W.R. Berkley Corp.	41,919	2,621,195
Willis Towers Watson plc	18,165	3,759,065
		234,602,678

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 3.3%
Air Products & Chemicals, Inc.	31,213	7,748,003
Albemarle Corp.	10,813	2,641,724
Alcoa Corp.	66,232	3,370,547
AptarGroup, Inc.	12,341	1,329,866
Arconic Corp. *	73,530	2,221,341
Avery Dennison Corp.	14,338	2,730,815
Axalta Coating Systems Ltd. *	48,813	1,231,064
Ball Corp.	36,552	2,683,648
Berry Global Group, Inc. *	36,221	2,088,141
Celanese Corp.	31,256	3,672,893
CF Industries Holdings, Inc.	52,514	5,014,562
Commercial Metals Co.	48,612	1,926,007
Corteva, Inc.	105,381	6,064,677
Crown Holdings, Inc.	21,763	2,212,862
Dow, Inc.	197,386	10,502,909
DuPont de Nemours, Inc.	207,896	12,729,472
Eastman Chemical Co.	51,307	4,921,881
Ecolab, Inc.	38,664	6,386,133
FMC Corp.	15,039	1,670,833
Freeport-McMoRan, Inc.	138,137	4,358,222
Graphic Packaging Holding Co.	104,713	2,329,864
Huntsman Corp.	85,564	2,477,933
International Flavors & Fragrances, Inc.	18,721	2,322,340
International Paper Co.	180,972	7,740,172
Linde plc	67,399	20,354,498
Louisiana-Pacific Corp.	21,704	1,381,026
LyondellBasell Industries N.V., Class A	130,120	11,596,294
Martin Marietta Materials, Inc.	8,722	3,070,842
Newmont Corp.	116,288	5,265,521
Nucor Corp.	92,070	12,503,106
O-I Glass, Inc. *	139,787	2,056,267
Olin Corp.	36,456	1,905,555
Packaging Corp. of America	26,474	3,722,509
PPG Industries, Inc.	58,548	7,569,671
Reliance Steel & Aluminum Co.	31,937	6,076,014
RPM International, Inc.	24,533	2,217,783
Sealed Air Corp.	39,971	2,443,028
Sonoco Products Co.	37,011	2,349,828
Steel Dynamics, Inc.	71,679	5,582,361
Sylvamo Corp.	28,680	1,125,403
The Chemours Co.	61,776	2,198,608
The Mosaic Co.	102,481	5,396,649
The Sherwin-Williams Co.	19,349	4,681,297
United States Steel Corp.	121,068	2,863,258
Vulcan Materials Co.	16,940	2,800,690
Warrior Met Coal, Inc.	54,385	1,736,513
WestRock Co.	156,742	6,639,591
		215,912,221

Media & Entertainment 4.5%
Activision Blizzard, Inc.	84,274	6,737,706
Alphabet, Inc., Class A *	429,860	50,001,315
Alphabet, Inc., Class C *	407,260	47,502,806
Altice USA, Inc., Class A *	214,657	2,256,045
Charter Communications, Inc., Class A *	36,176	15,631,650
Comcast Corp., Class A	1,256,281	47,135,663
DISH Network Corp., Class A *	100,633	1,747,995
Electronic Arts, Inc.	43,631	5,725,696
Fox Corp., Class A	96,682	3,201,141
Fox Corp., Class B	46,008	1,421,647
Liberty Media Corp. - Liberty SiriusXM, Class A	43,107	1,717,814
Liberty Media Corp. - Liberty SiriusXM, Class C *	81,850	3,259,267
Meta Platforms, Inc., Class A *	230,706	36,705,325
Netflix, Inc. *	12,102	2,721,740

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
News Corp., Class A	112,461	1,927,582
News Corp., Class B	34,440	595,123
Nexstar Media Group, Inc., Class A	9,279	1,747,885
Omnicom Group, Inc.	69,264	4,837,398
Paramount Global, Class B	244,135	5,773,793
Take-Two Interactive Software, Inc. *	12,810	1,700,271
TEGNA, Inc.	69,218	1,449,425
The Interpublic Group of Cos., Inc.	89,107	2,661,626
The Walt Disney Co. *	293,980	31,191,278
Twitter, Inc. *	37,664	1,567,199
Warner Bros Discovery, Inc. *	1,105,666	16,584,990
		295,802,380

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
AbbVie, Inc.	256,711	36,840,596
Agilent Technologies, Inc.	27,615	3,703,172
Amgen, Inc.	155,403	38,457,580
Biogen, Inc. *	49,007	10,539,445
Bristol-Myers Squibb Co.	336,971	24,861,720
Danaher Corp.	34,468	10,046,388
Eli Lilly & Co.	46,218	15,237,612
Gilead Sciences, Inc.	568,643	33,976,419
ICON plc *	8,310	2,004,788
Illumina, Inc. *	7,966	1,726,073
IQVIA Holdings, Inc. *	26,865	6,454,854
Jazz Pharmaceuticals plc *	14,464	2,257,252
Johnson & Johnson	476,155	83,098,571
Merck & Co., Inc.	533,792	47,688,977
Mettler-Toledo International, Inc. *	1,700	2,294,541
PerkinElmer, Inc.	8,692	1,331,354
Perrigo Co., plc	60,992	2,553,735
Pfizer, Inc.	1,316,886	66,515,912
Regeneron Pharmaceuticals, Inc. *	8,839	5,141,558
Thermo Fisher Scientific, Inc.	28,190	16,869,178
United Therapeutics Corp. *	9,204	2,126,768
Vertex Pharmaceuticals, Inc. *	9,464	2,653,800
Viatris, Inc.	452,931	4,388,901
Waters Corp. *	8,162	2,971,213
Zoetis, Inc.	26,010	4,748,125
		428,488,532

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	10,478	1,737,043
American Campus Communities, Inc.	24,721	1,614,776
American Tower Corp.	32,547	8,814,704
Anywhere Real Estate, Inc. *	131,392	1,304,723
AvalonBay Communities, Inc.	16,523	3,534,931
Boston Properties, Inc.	30,330	2,764,883
Brixmor Property Group, Inc.	76,853	1,781,453
Camden Property Trust	10,061	1,419,607
CBRE Group, Inc., Class A	63,870	5,468,549
Crown Castle International Corp.	40,376	7,294,328
Digital Realty Trust, Inc.	27,037	3,581,051
DigitalBridge Group, Inc. *	285,693	1,565,598
Diversified Healthcare Trust	536,483	928,116
Duke Realty Corp.	28,347	1,773,388
Equinix, Inc.	7,206	5,071,150
Equity Residential	51,477	4,035,282
Essex Property Trust, Inc.	7,205	2,064,449
Extra Space Storage, Inc.	9,369	1,775,613
Federal Realty OP LP	11,385	1,202,370
Gaming & Leisure Properties, Inc.	31,169	1,620,476
Healthpeak Properties, Inc.	88,611	2,448,322
Host Hotels & Resorts, Inc.	296,962	5,288,893
Invitation Homes, Inc.	45,504	1,776,021
Iron Mountain, Inc.	72,169	3,499,475
Jones Lang LaSalle, Inc. *	16,671	3,178,660
SECURITY	NUMBER OF SHARES	VALUE ($)
Kimco Realty Corp.	94,311	2,085,216
Lamar Advertising Co., Class A	14,953	1,511,150
Medical Properties Trust, Inc.	61,492	1,060,122
Mid-America Apartment Communities, Inc.	11,829	2,197,000
Omega Healthcare Investors, Inc.	48,386	1,499,966
Park Hotels & Resorts, Inc.	128,497	2,003,268
Prologis, Inc.	36,571	4,847,852
Public Storage	11,394	3,719,115
Realty Income Corp.	45,822	3,390,370
Regency Centers Corp.	23,537	1,516,489
SBA Communications Corp.	3,960	1,329,728
Service Properties Trust	237,984	1,556,415
Simon Property Group, Inc.	58,979	6,407,479
SL Green Realty Corp.	27,769	1,378,731
Sun Communities, Inc.	8,012	1,313,647
The Macerich Co.	99,168	1,052,172
UDR, Inc.	31,310	1,515,404
Ventas, Inc.	112,767	6,064,609
VICI Properties, Inc.	43,714	1,494,582
Vornado Realty Trust	60,047	1,824,828
Welltower, Inc.	80,751	6,972,041
Weyerhaeuser Co.	191,845	6,967,810
WP Carey, Inc.	20,892	1,865,656
		139,117,511

Retailing 4.3%
Advance Auto Parts, Inc.	16,459	3,186,792
Amazon.com, Inc. *	388,407	52,415,525
American Eagle Outfitters, Inc.	73,533	885,337
Asbury Automotive Group, Inc. *	8,450	1,450,358
AutoNation, Inc. *	27,045	3,211,323
AutoZone, Inc. *	1,882	4,022,568
Bath & Body Works, Inc.	54,892	1,950,862
Bed Bath & Beyond, Inc. *(b)	209,835	1,055,470
Best Buy Co., Inc.	121,210	9,331,958
Big Lots, Inc.	47,751	964,093
Burlington Stores, Inc. *	7,070	997,789
CarMax, Inc. *	42,888	4,269,071
Dick's Sporting Goods, Inc.	22,015	2,060,384
Dollar General Corp.	53,374	13,259,703
Dollar Tree, Inc. *	51,242	8,473,377
eBay, Inc.	199,965	9,724,298
Foot Locker, Inc.	69,419	1,969,417
Genuine Parts Co.	39,206	5,993,421
Group 1 Automotive, Inc.	11,829	2,092,787
Kohl's Corp.	165,731	4,829,401
Lithia Motors, Inc.	7,441	1,973,948
LKQ Corp.	73,736	4,043,682
Lowe’s Cos., Inc.	114,049	21,843,805
Macy's, Inc.	299,184	5,280,598
Murphy USA, Inc.	14,831	4,217,343
Nordstrom, Inc.	100,965	2,373,687
O'Reilly Automotive, Inc. *	10,907	7,674,056
Penske Automotive Group, Inc.	16,003	1,832,183
Pool Corp.	2,743	981,171
Qurate Retail, Inc., Class A	617,533	1,685,865
Ross Stores, Inc.	62,587	5,085,820
Target Corp.	140,838	23,010,112
The Gap, Inc.	168,264	1,618,700
The Home Depot, Inc.	150,907	45,413,953
The ODP Corp. *	58,642	2,128,705
The TJX Cos., Inc.	240,471	14,707,206
Tractor Supply Co.	18,092	3,464,256
Ulta Beauty, Inc. *	6,854	2,665,589
Williams-Sonoma, Inc.	15,416	2,226,379
		284,370,992

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	56,087	5,298,539
Analog Devices, Inc.	45,434	7,812,831
Applied Materials, Inc.	117,882	12,493,134
Broadcom, Inc.	42,143	22,566,734
Intel Corp.	1,867,038	67,792,150
KLA Corp.	13,304	5,102,616
Lam Research Corp.	14,436	7,225,362
Marvell Technology, Inc.	34,532	1,922,742
Microchip Technology, Inc.	46,065	3,172,036
Micron Technology, Inc.	289,041	17,880,076
MKS Instruments, Inc.	8,868	1,048,198
NVIDIA Corp.	43,332	7,870,391
NXP Semiconductors N.V.	37,813	6,953,054
ON Semiconductor Corp. *	48,007	3,205,908
Qorvo, Inc. *	24,418	2,541,181
QUALCOMM, Inc.	182,418	26,461,555
Skyworks Solutions, Inc.	38,883	4,233,581
Teradyne, Inc.	17,599	1,775,563
Texas Instruments, Inc.	130,609	23,364,644
		228,720,295

Software & Services 6.1%
Accenture plc, Class A	68,478	20,972,072
Adobe, Inc. *	19,897	8,160,158
Akamai Technologies, Inc. *	25,403	2,444,277
Amdocs Ltd.	42,670	3,714,850
ANSYS, Inc. *	4,770	1,330,782
Autodesk, Inc. *	6,532	1,413,002
Automatic Data Processing, Inc.	46,720	11,265,126
Broadridge Financial Solutions, Inc.	16,297	2,616,483
Cadence Design Systems, Inc. *	13,345	2,483,238
Check Point Software Technologies Ltd. *	19,821	2,469,697
Citrix Systems, Inc.	34,253	3,473,597
Cognizant Technology Solutions Corp., Class A	165,055	11,217,138
DXC Technology Co. *	127,978	4,044,105
Fidelity National Information Services, Inc.	74,331	7,593,655
Fiserv, Inc. *	44,885	4,743,447
FleetCor Technologies, Inc. *	12,221	2,689,720
Genpact Ltd.	37,180	1,787,614
Global Payments, Inc.	26,679	3,263,375
International Business Machines Corp.	368,817	48,237,575
Intuit, Inc.	13,556	6,183,840
Jack Henry & Associates, Inc.	9,595	1,993,553
Kyndryl Holdings, Inc. *	263,743	2,761,389
Mastercard, Inc., Class A	51,883	18,355,687
Maximus, Inc.	21,563	1,441,487
Microsoft Corp.	488,532	137,150,474
NCR Corp. *	51,308	1,664,945
NortonLifeLock, Inc.	127,116	3,118,155
Oracle Corp.	397,207	30,918,593
Palo Alto Networks, Inc. *	2,104	1,050,106
Paychex, Inc.	35,786	4,590,628
PayPal Holdings, Inc. *	81,310	7,035,754
Roper Technologies, Inc.	8,316	3,631,348
Salesforce, Inc. *	28,583	5,259,844
SS&C Technologies Holdings, Inc.	23,756	1,405,643
Synopsys, Inc. *	6,408	2,354,940
The Western Union Co.	175,986	2,995,282
VeriSign, Inc. *	7,141	1,350,792
Visa, Inc., Class A	110,550	23,448,760
VMware, Inc., Class A	23,496	2,730,235
		403,361,366

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.0%
Amphenol Corp., Class A	62,929	4,853,714
Apple Inc.	1,764,865	286,808,211
Arrow Electronics, Inc. *	49,950	6,402,091
Avnet, Inc.	159,676	7,643,690
CDW Corp.	22,882	4,153,769
Ciena Corp. *	25,428	1,312,085
Cisco Systems, Inc.	1,253,369	56,865,351
Corning, Inc.	306,336	11,260,911
Dell Technologies, Inc., Class C	35,763	1,611,481
F5, Inc. *	12,495	2,091,163
Flex Ltd. *	253,476	4,258,397
Hewlett Packard Enterprise Co.	1,085,232	15,453,704
HP, Inc.	378,110	12,625,093
Insight Enterprises, Inc. *	14,634	1,366,962
Jabil, Inc.	67,558	4,008,892
Juniper Networks, Inc.	138,559	3,883,809
Keysight Technologies, Inc. *	9,804	1,594,130
Motorola Solutions, Inc.	19,167	4,573,055
NetApp, Inc.	64,472	4,598,788
Sanmina Corp. *	55,713	2,565,584
Seagate Technology Holdings plc	67,041	5,361,939
TE Connectivity Ltd.	57,889	7,741,496
Teledyne Technologies, Inc. *	5,158	2,018,841
Trimble, Inc. *	21,540	1,495,522
Vishay Intertechnology, Inc.	61,238	1,265,177
Western Digital Corp. *	153,822	7,552,660
Xerox Holdings Corp.	167,451	2,868,436
Zebra Technologies Corp., Class A *	3,785	1,353,857
		467,588,808

Telecommunication Services 3.3%
AT&T, Inc.	5,299,557	99,525,680
Liberty Global plc, Class A *	103,161	2,244,783
Liberty Global plc, Class C *	205,040	4,693,366
Liberty Latin America Ltd., Class A *	23,534	173,446
Liberty Latin America Ltd., Class C *	88,694	651,014
Lumen Technologies, Inc.	1,111,372	12,102,841
Telephone & Data Systems, Inc.	108,532	1,715,891
T-Mobile US, Inc. *	85,499	12,231,487
Verizon Communications, Inc.	1,886,841	87,153,186
		220,491,694

Transportation 2.1%
American Airlines Group, Inc. *	137,874	1,890,253
Avis Budget Group, Inc. *	20,078	3,654,798
C.H. Robinson Worldwide, Inc.	53,417	5,913,262
CSX Corp.	498,905	16,129,599
Delta Air Lines, Inc. *	91,417	2,907,061
Expeditors International of Washington, Inc.	38,720	4,114,000
FedEx Corp.	88,700	20,675,083
GXO Logistics, Inc. *	22,059	1,058,832
JB Hunt Transport Services, Inc.	17,576	3,221,154
Knight-Swift Transportation Holdings, Inc.	41,514	2,281,194
Landstar System, Inc.	11,162	1,747,746
Norfolk Southern Corp.	54,494	13,687,258
Old Dominion Freight Line, Inc.	9,318	2,828,106
Ryder System, Inc.	44,601	3,493,150
Southwest Airlines Co. *	69,205	2,638,095
Uber Technologies, Inc. *	43,671	1,024,085
Union Pacific Corp.	140,067	31,837,229
United Airlines Holdings, Inc. *	59,364	2,181,627
United Parcel Service, Inc., Class B	92,242	17,977,043

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	29,820	1,310,887
XPO Logistics, Inc. *	28,195	1,684,369
		142,254,831

Utilities 4.0%
Alliant Energy Corp.	49,042	2,988,129
Ameren Corp.	57,993	5,400,308
American Electric Power Co., Inc.	132,861	13,094,780
American Water Works Co., Inc.	21,723	3,376,623
Atmos Energy Corp.	25,139	3,051,623
Black Hills Corp.	17,871	1,379,641
CenterPoint Energy, Inc.	168,984	5,355,103
CMS Energy Corp.	69,533	4,779,003
Consolidated Edison, Inc.	116,606	11,575,478
Dominion Energy, Inc.	184,733	15,144,411
DTE Energy Co.	49,445	6,442,684
Duke Energy Corp.	217,745	23,936,708
Edison International	116,440	7,891,139
Entergy Corp.	57,647	6,636,899
Evergy, Inc.	95,944	6,549,137
Eversource Energy	74,578	6,579,271
Exelon Corp.	362,185	16,837,981
FirstEnergy Corp.	197,649	8,123,374
NextEra Energy, Inc.	242,800	20,514,172
NiSource, Inc.	108,686	3,304,054
NRG Energy, Inc.	80,384	3,034,496
OGE Energy Corp.	60,018	2,465,539
PG&E Corp. *	182,029	1,976,835
Pinnacle West Capital Corp.	44,695	3,283,742
Portland General Electric Co.	31,534	1,618,956
PPL Corp.	317,935	9,245,550
Public Service Enterprise Group, Inc.	131,863	8,659,443
Sempra Energy	61,779	10,242,958
Southwest Gas Holdings, Inc.	20,910	1,818,334
The AES Corp.	258,245	5,738,204
The Southern Co.	284,032	21,839,221
UGI Corp.	77,782	3,357,071
Vistra Corp.	268,543	6,941,837
WEC Energy Group, Inc.	64,445	6,690,035
Xcel Energy, Inc.	124,629	9,120,350
		268,993,089
Total Common Stocks (Cost $3,847,443,172)		6,630,602,720
SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)	19,412,490	19,412,490
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)(d)	2,175,715	2,175,715
		21,588,205
Total Short-Term Investments (Cost $21,588,205)		21,588,205
Total Investments in Securities (Cost $3,869,031,377)		6,652,190,925

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/16/22	126	26,041,050	1,293,960

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,091,449.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2022:
SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$7,138,251	$848,319	($1,592,862)	$978,925	($1,884,194)	$5,488,439	79,485	$45,338

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,630,602,720	$—	$—	$6,630,602,720
Short-Term Investments[1]	21,588,205	—	—	21,588,205
Futures Contracts[2]	1,293,960	—	—	1,293,960
Total	$6,653,484,885	$—	$—	$6,653,484,885

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	436,619	3,890,275
Cooper-Standard Holdings, Inc. *	264,141	1,138,448
Dorman Products, Inc. *	18,561	1,876,332
Fox Factory Holding Corp. *	8,526	807,071
Gentherm, Inc. *	22,737	1,467,901
LCI Industries	23,582	3,185,692
Modine Manufacturing Co. *	133,867	1,756,335
Patrick Industries, Inc.	24,419	1,482,722
Standard Motor Products, Inc.	35,342	1,616,543
Stoneridge, Inc. *	49,567	932,851
Tenneco, Inc., Class A *	275,575	5,200,100
Winnebago Industries, Inc.	34,183	2,063,628
		25,417,898

Banks 8.7%
1st Source Corp.	6,757	325,823
Ameris Bancorp	22,328	1,055,891
Associated Banc-Corp.	137,891	2,771,609
Atlantic Union Bankshares Corp.	37,035	1,281,041
Axos Financial, Inc. *	24,382	1,018,192
Bank of Hawaii Corp.	30,044	2,406,825
Bank OZK	69,879	2,802,148
BankUnited, Inc.	83,544	3,245,684
Banner Corp.	26,757	1,658,666
BOK Financial Corp.	19,000	1,672,570
Brookline Bancorp, Inc.	51,072	706,326
Cadence Bank	95,902	2,503,042
Capitol Federal Financial, Inc.	118,728	1,138,602
Cathay General Bancorp	50,113	2,089,712
Central Pacific Financial Corp.	29,367	695,411
City Holding Co.	8,644	750,213
Columbia Banking System, Inc.	54,101	1,632,227
Commerce Bancshares, Inc.	44,691	3,105,578
Community Bank System, Inc.	22,088	1,487,185
Cullen/Frost Bankers, Inc.	26,490	3,454,296
Customers Bancorp, Inc. *	7,139	272,638
CVB Financial Corp.	63,675	1,698,212
Eagle Bancorp, Inc.	17,744	869,988
Eastern Bankshares, Inc.	16,600	338,640
Enterprise Financial Services Corp.	7,408	348,398
Essent Group Ltd.	51,357	2,144,668
F.N.B. Corp.	273,509	3,271,168
Federal Agricultural Mortgage Corp., Class C	7,421	818,462
First BanCorp	98,605	1,487,949
First BanCorp (North Carolina)	7,888	298,797
First Busey Corp.	32,963	812,538
First Citizens BancShares, Inc., Class A	8,644	6,540,742
First Commonwealth Financial Corp.	62,838	931,259
SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Bancorp	63,355	1,415,351
First Financial Bankshares, Inc.	25,262	1,116,075
First Hawaiian, Inc.	113,027	2,881,058
First Interstate BancSystem, Inc., Class A	57,490	2,344,442
First Merchants Corp.	27,084	1,124,799
Flagstar Bancorp, Inc.	48,503	1,998,324
Fulton Financial Corp.	130,365	2,175,792
Glacier Bancorp, Inc.	36,415	1,824,027
Hancock Whitney Corp.	53,729	2,622,512
Hanmi Financial Corp.	28,761	726,790
Heartland Financial USA, Inc.	19,101	857,635
Heritage Financial Corp.	12,452	324,001
Hilltop Holdings, Inc.	52,258	1,507,643
HomeStreet, Inc.	7,859	293,062
Hope Bancorp, Inc.	112,190	1,687,338
Independent Bank Corp.	13,735	1,150,993
Independent Bank Group, Inc.	12,270	867,734
International Bancshares Corp.	38,345	1,681,812
Kearny Financial Corp.	26,679	312,411
Lakeland Financial Corp.	4,460	346,988
Mr Cooper Group, Inc. *	9,694	436,715
National Bank Holdings Corp., Class A	15,115	629,086
NBT Bancorp, Inc.	30,211	1,224,754
NMI Holdings, Inc., Class A *	21,097	399,577
Northwest Bancshares, Inc.	87,666	1,260,637
OceanFirst Financial Corp.	16,312	335,375
OFG Bancorp	36,548	1,003,974
Old National Bancorp	215,469	3,751,315
Pacific Premier Bancorp, Inc.	26,937	906,161
PacWest Bancorp	108,547	3,042,572
Park National Corp.	8,467	1,096,985
Pathward Financial, Inc.	8,257	278,426
PennyMac Financial Services, Inc.	26,291	1,440,484
Pinnacle Financial Partners, Inc.	22,442	1,775,162
Prosperity Bancshares, Inc.	43,496	3,222,619
Provident Financial Services, Inc.	49,417	1,203,798
Renasant Corp.	33,885	1,131,759
S&T Bancorp, Inc.	30,521	944,320
Sandy Spring Bancorp, Inc.	19,890	821,457
Simmons First National Corp., Class A	66,603	1,581,821
Southside Bancshares, Inc.	17,107	683,254
SouthState Corp.	24,366	2,065,506
Texas Capital Bancshares, Inc. *	32,155	1,884,926
The Bank of N.T. Butterfield & Son Ltd.	36,343	1,231,664
Tompkins Financial Corp.	9,067	699,519
Towne Bank	36,351	1,085,804
TriCo Bancshares	7,541	360,460
Trustmark Corp.	55,277	1,794,844
UMB Financial Corp.	20,061	1,815,521
Umpqua Holdings Corp.	154,909	2,727,948
United Bankshares, Inc.	68,175	2,641,100
United Community Banks, Inc.	38,960	1,325,809
Valley National Bancorp	210,076	2,455,788
Walker & Dunlop, Inc.	17,630	1,985,843
Washington Federal, Inc.	78,182	2,668,352

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Washington Trust Bancorp, Inc.	6,294	345,415
Webster Financial Corp.	78,542	3,648,276
WesBanco, Inc.	38,476	1,312,801
Westamerica Bancorp	12,859	771,669
Western Alliance Bancorp	24,940	1,904,917
Wintrust Financial Corp.	31,437	2,704,839
WSFS Financial Corp.	20,951	999,782
		146,494,321

Capital Goods 11.4%
AAON, Inc.	15,125	910,071
AAR Corp. *	52,919	2,356,483
Advanced Drainage Systems, Inc.	10,115	1,199,639
Aerojet Rocketdyne Holdings, Inc. *	38,479	1,681,148
Alamo Group, Inc.	8,565	1,108,397
Albany International Corp., Class A	19,388	1,769,543
Altra Industrial Motion Corp.	38,292	1,597,925
American Woodmark Corp. *	31,905	1,602,269
API Group Corp. *	80,509	1,425,814
Apogee Enterprises, Inc.	43,051	1,791,352
Applied Industrial Technologies, Inc.	33,738	3,393,705
Arcosa, Inc.	61,535	3,172,745
Argan, Inc.	22,514	836,620
Armstrong World Industries, Inc.	27,420	2,449,977
Astec Industries, Inc.	31,486	1,546,907
Astronics Corp. *	61,110	685,654
Atkore, Inc. *	14,165	1,406,160
Axon Enterprise, Inc. *	2,727	300,488
AZZ, Inc.	32,375	1,377,232
Barnes Group, Inc.	63,459	2,146,183
Beacon Roofing Supply, Inc. *	56,836	3,411,297
BWX Technologies, Inc.	66,253	3,755,220
Columbus McKinnon Corp.	22,514	745,213
Comfort Systems USA, Inc.	26,665	2,817,424
Construction Partners, Inc., Class A *	12,021	285,859
Core & Main, Inc., Class A *	17,783	429,282
Crane Holdings Co.	36,063	3,567,713
CSW Industrials, Inc.	5,616	670,944
Douglas Dynamics, Inc.	22,711	723,572
DXP Enterprises, Inc. *	16,233	551,922
Dycom Industries, Inc. *	44,905	4,632,400
Encore Wire Corp.	18,629	2,579,558
Enerpac Tool Group Corp.	37,419	759,606
EnerSys	48,140	3,172,907
EnPro Industries, Inc.	16,309	1,524,565
Esab Corp.	24,502	1,009,972
ESCO Technologies, Inc.	16,080	1,247,004
Evoqua Water Technologies Corp. *	23,914	911,363
Federal Signal Corp.	43,756	1,816,749
Franklin Electric Co., Inc.	26,560	2,412,179
Gates Industrial Corp. plc *	50,470	620,781
Generac Holdings, Inc. *	9,396	2,520,947
Gibraltar Industries, Inc. *	27,559	1,289,486
GMS, Inc. *	42,997	2,281,851
GrafTech International Ltd.	178,457	1,374,119
Granite Construction, Inc.	83,598	2,499,580
Great Lakes Dredge & Dock Corp. *	51,082	660,490
Griffon Corp.	55,283	1,659,043
H&E Equipment Services, Inc.	50,881	1,818,996
HEICO Corp.	9,273	1,462,445
HEICO Corp., Class A	15,906	2,030,878
Herc Holdings, Inc.	17,641	2,187,837
Hillenbrand, Inc.	53,667	2,479,415
Hyster-Yale Materials Handling, Inc.	28,688	992,318
JELD-WEN Holding, Inc. *	119,999	2,133,582
John Bean Technologies Corp.	13,066	1,467,442
Kadant, Inc.	4,488	914,879
Kaman Corp.	45,411	1,397,751
SECURITY	NUMBER OF SHARES	VALUE ($)
Kennametal, Inc.	90,592	2,432,395
Kratos Defense & Security Solutions, Inc. *	40,737	586,205
Lindsay Corp.	6,247	961,788
Masonite International Corp. *	27,675	2,519,255
Maxar Technologies, Inc.	57,177	1,571,224
McGrath RentCorp	19,707	1,662,483
Mercury Systems, Inc. *	19,152	1,130,160
Meritor, Inc. *	101,765	3,706,281
Moog, Inc., Class A	44,456	3,807,212
MRC Global, Inc. *	225,639	2,621,925
Mueller Industries, Inc.	65,127	4,385,001
Mueller Water Products, Inc., Class A	122,511	1,595,093
MYR Group, Inc. *	15,598	1,485,398
National Presto Industries, Inc.	9,763	695,126
NOW, Inc. *	341,676	3,778,937
Parsons Corp. *	24,928	1,077,637
PGT Innovations, Inc. *	42,077	921,486
Primoris Services Corp.	102,333	2,390,499
Proto Labs, Inc. *	18,064	883,149
Quanex Building Products Corp.	52,438	1,290,499
RBC Bearings, Inc. *	7,907	1,866,052
Resideo Technologies, Inc. *	146,090	3,288,486
REV Group, Inc.	30,740	357,814
Rush Enterprises, Inc., Class A	75,448	3,635,839
Simpson Manufacturing Co., Inc.	23,313	2,407,767
SiteOne Landscape Supply, Inc. *	10,491	1,461,711
SPX Corp. *	18,504	1,094,142
Standex International Corp.	11,093	1,076,908
Sterling Infrastructure, Inc. *	12,927	332,353
Tennant Co.	15,451	1,035,681
Terex Corp.	78,751	2,638,946
Textainer Group Holdings Ltd.	21,454	728,792
The AZEK Co., Inc. *	16,073	332,390
The Gorman-Rupp Co.	12,553	385,377
The Greenbrier Cos., Inc.	87,887	2,796,564
The Manitowoc Co., Inc. *	68,112	778,520
The Shyft Group, Inc.	12,760	330,994
Titan Machinery, Inc. *	16,549	465,523
TPI Composites, Inc. *	29,017	477,910
Trex Co., Inc. *	20,009	1,290,981
Trinity Industries, Inc.	111,286	2,887,872
Triton International Ltd.	59,844	3,834,804
Tutor Perini Corp. *	221,915	2,014,988
V2X, Inc. *	23,613	784,896
Valmont Industries, Inc.	15,742	4,273,638
Veritiv Corp. *	14,544	1,803,747
Vertiv Holdings Co.	26,451	302,070
Wabash National Corp.	152,627	2,756,444
Watts Water Technologies, Inc., Class A	14,048	1,940,450
WillScot Mobile Mini Holdings Corp. *	17,114	660,772
Woodward, Inc.	31,822	3,331,763
Zurn Water Solutions Corp.	50,286	1,455,780
		191,906,628

Commercial & Professional Services 5.4%
ACCO Brands Corp.	227,258	1,629,440
ASGN, Inc. *	34,782	3,608,980
Barrett Business Services, Inc.	4,433	361,689
Brady Corp., Class A	46,366	2,218,613
BrightView Holdings, Inc. *	74,717	981,781
Casella Waste Systems, Inc., Class A *	5,082	411,388
CBIZ, Inc. *	31,349	1,430,141
Cimpress plc *	22,519	905,039
Clarivate plc *	35,366	512,453
Clean Harbors, Inc. *	37,078	3,618,442
CoStar Group, Inc. *	41,155	2,987,441
Deluxe Corp.	108,250	2,721,405

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dun & Bradstreet Holdings, Inc. *	26,993	425,410
Exponent, Inc.	10,791	1,084,388
FTI Consulting, Inc. *	23,857	3,902,051
Harsco Corp. *	140,620	676,382
Healthcare Services Group, Inc.	147,981	2,122,048
Heidrick & Struggles International, Inc.	16,259	506,305
HNI Corp.	72,680	2,567,058
Huron Consulting Group, Inc. *	19,050	1,278,255
IAA, Inc. *	38,033	1,434,985
ICF International, Inc.	16,926	1,596,968
Insperity, Inc.	16,732	1,836,170
Interface, Inc.	97,445	1,411,978
KAR Auction Services, Inc. *	193,491	3,308,696
Kelly Services, Inc., Class A	215,708	4,676,549
Kforce, Inc.	24,020	1,581,717
Kimball International, Inc., Class B	60,084	492,088
Korn Ferry	40,075	2,625,313
ManTech International Corp., Class A	26,985	2,585,703
Matthews International Corp., Class A	51,425	1,437,329
MillerKnoll, Inc.	94,657	2,850,122
MSA Safety, Inc.	13,942	1,789,316
Pitney Bowes, Inc.	553,723	1,810,674
Resources Connection, Inc.	64,904	1,392,840
Rollins, Inc.	54,851	2,115,603
SP Plus Corp. *	34,523	1,182,758
Steelcase, Inc., Class A	232,886	2,592,021
Stericycle, Inc. *	60,921	2,855,367
Tetra Tech, Inc.	22,728	3,483,521
The Brink's Co.	30,836	1,755,802
The GEO Group, Inc. *	538,034	3,529,503
TriNet Group, Inc. *	18,728	1,545,060
TrueBlue, Inc. *	105,541	2,283,907
UniFirst Corp.	15,791	3,093,299
Viad Corp. *	26,331	889,198
		90,105,196

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	24,726	1,204,898
Beazer Homes USA, Inc. *	65,471	965,697
Callaway Golf Co. *	42,640	978,588
Cavco Industries, Inc. *	5,617	1,448,006
Century Communities, Inc.	26,264	1,343,929
Columbia Sportswear Co.	30,951	2,290,684
Crocs, Inc. *	15,707	1,125,249
Ethan Allen Interiors, Inc.	56,958	1,309,464
Fossil Group, Inc. *	143,315	864,189
G-III Apparel Group Ltd. *	107,313	2,370,544
Helen of Troy Ltd. *	15,260	2,041,635
Installed Building Products, Inc.	8,996	912,374
iRobot Corp. *	28,660	1,318,647
Kontoor Brands, Inc.	43,709	1,595,378
La-Z-Boy, Inc.	80,818	2,252,398
LGI Homes, Inc. *	15,000	1,692,000
M.D.C. Holdings, Inc.	75,068	2,721,215
M/I Homes, Inc. *	44,923	2,066,907
Malibu Boats, Inc., Class A *	5,896	368,205
Mattel, Inc. *	175,904	4,080,973
Movado Group, Inc.	19,065	647,829
Oxford Industries, Inc.	16,434	1,567,804
Skyline Champion Corp. *	15,235	964,376
Smith & Wesson Brands, Inc.	65,873	958,452
Sonos, Inc. *	15,991	353,561
Steven Madden Ltd.	78,861	2,499,894
Sturm, Ruger & Co., Inc.	21,558	1,425,631
Tempur Sealy International, Inc.	98,444	2,705,241
TopBuild Corp. *	14,030	2,970,432
Tupperware Brands Corp. *	170,397	1,271,162
Under Armour, Inc., Class A *	119,421	1,105,838
SECURITY	NUMBER OF SHARES	VALUE ($)
Under Armour, Inc., Class C *	124,748	1,030,418
Universal Electronics, Inc. *	26,494	735,209
Vera Bradley, Inc. *	41,178	172,536
Vista Outdoor, Inc. *	41,954	1,262,815
Wolverine World Wide, Inc.	112,314	2,523,696
YETI Holdings, Inc. *	9,612	488,001
		55,633,875

Consumer Services 5.4%
ADT, Inc.	267,079	1,949,677
Adtalem Global Education, Inc. *	105,744	4,240,334
American Public Education, Inc. *	38,213	600,326
Arcos Dorados Holdings, Inc., Class A	199,756	1,450,229
Bally's Corp. *	18,709	411,037
BJ's Restaurants, Inc. *	42,558	998,836
Bloomin' Brands, Inc.	141,032	2,875,643
Boyd Gaming Corp.	41,844	2,322,760
Bright Horizons Family Solutions, Inc. *	21,660	2,028,892
Brinker International, Inc. *	73,876	2,050,059
Caesars Entertainment, Inc. *	23,571	1,076,959
Choice Hotels International, Inc.	8,645	1,044,921
Churchill Downs, Inc.	14,370	3,014,826
Cracker Barrel Old Country Store, Inc.	36,564	3,476,140
Dave & Buster's Entertainment, Inc. *	49,213	1,838,598
Denny's Corp. *	70,263	682,254
Dine Brands Global, Inc.	14,633	1,043,479
Everi Holdings, Inc. *	31,385	602,906
Frontdoor, Inc. *	29,081	778,498
Graham Holdings Co., Class B	6,059	3,602,015
Grand Canyon Education, Inc. *	32,149	3,088,554
Hilton Grand Vacations, Inc. *	50,266	2,049,345
Hyatt Hotels Corp., Class A *	47,907	3,964,304
International Game Technology plc	142,785	2,705,776
Jack in the Box, Inc.	39,215	2,711,325
Laureate Education, Inc.	170,680	2,020,851
Marriott Vacations Worldwide Corp.	28,232	3,865,526
Papa John's International, Inc.	10,508	1,007,612
Penn National Gaming, Inc. *	84,818	2,930,462
Perdoceo Education Corp. *	98,763	1,353,053
Planet Fitness, Inc., Class A *	22,940	1,807,901
Red Robin Gourmet Burgers, Inc. *	63,749	557,166
Red Rock Resorts, Inc., Class A	30,176	1,186,822
Regis Corp. *(a)	647,172	494,763
Scientific Games Corp., Class A *	50,333	2,563,963
SeaWorld Entertainment, Inc. *	17,756	847,494
Six Flags Entertainment Corp. *	117,205	2,657,037
Strategic Education, Inc.	24,142	1,734,120
Stride, Inc. *	44,863	2,004,479
Terminix Global Holdings, Inc. *	66,284	2,962,895
Texas Roadhouse, Inc.	42,332	3,692,197
The Cheesecake Factory, Inc.	58,002	1,695,399
The Wendy's Co.	178,204	3,747,630
Wingstop, Inc.	3,024	381,568
WW International, Inc. *	85,252	566,073
Wyndham Hotels & Resorts, Inc.	37,617	2,610,996
		91,295,700

Diversified Financials 3.8%
A-Mark Precious Metals, Inc.	14,554	440,986
Apollo Commercial Real Estate Finance, Inc.	126,235	1,613,283
Arbor Realty Trust, Inc.	56,890	945,512
Ares Management Corp., Class A	12,989	930,662
Artisan Partners Asset Management, Inc., Class A	44,917	1,785,900
B. Riley Financial, Inc.	6,896	355,420
BGC Partners, Inc., Class A	360,527	1,315,923

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Blackstone Mortgage Trust, Inc., Class A	82,993	2,570,293
Brightsphere Investment Group, Inc.	61,372	1,160,544
BrightSpire Capital, Inc.	71,226	629,638
Broadmark Realty Capital, Inc.	46,040	349,444
Cannae Holdings, Inc. *	60,947	1,286,591
Cohen & Steers, Inc.	11,488	846,551
Compass Diversified Holdings	73,184	1,765,930
Cowen, Inc., Class A	15,288	536,150
Credit Acceptance Corp. *	4,526	2,606,569
Donnelley Financial Solutions, Inc. *	27,430	932,346
Encore Capital Group, Inc. *	21,733	1,574,121
Enova International, Inc. *	39,858	1,375,499
FactSet Research Systems, Inc.	8,535	3,667,319
Federated Hermes, Inc.	109,343	3,729,690
FirstCash Holdings, Inc.	40,175	2,943,220
Focus Financial Partners, Inc., Class A *	8,723	352,671
Green Dot Corp., Class A *	39,310	1,104,611
Houlihan Lokey, Inc.	18,670	1,578,735
Interactive Brokers Group, Inc., Class A	12,761	748,943
Ladder Capital Corp. REIT	142,553	1,693,530
LendingClub Corp. *	19,289	267,153
LendingTree, Inc. *	4,294	195,720
MarketAxess Holdings, Inc.	5,633	1,525,304
MFA Financial, Inc.	131,061	1,698,550
Moelis & Co., Class A	35,582	1,657,409
Morningstar, Inc.	5,103	1,303,051
Nelnet, Inc., Class A	16,129	1,533,707
New York Mortgage Trust, Inc.	354,727	1,113,843
PennyMac Mortgage Investment Trust	97,104	1,491,517
Piper Sandler Cos.	8,078	1,019,444
PRA Group, Inc. *	33,715	1,343,206
Ready Capital Corp.	19,965	277,713
Redwood Trust, Inc.	115,348	998,914
Regional Management Corp.	6,536	267,976
Stifel Financial Corp.	38,488	2,301,967
The Carlyle Group, Inc.	43,702	1,700,445
TPG RE Finance Trust, Inc.	64,802	703,102
Tradeweb Markets, Inc., Class A	12,944	912,811
Two Harbors Investment Corp.	380,910	2,049,296
Virtu Financial, Inc., Class A	38,214	891,533
Virtus Investment Partners, Inc.	3,667	756,575
WisdomTree Investments, Inc.	121,521	631,909
World Acceptance Corp. *	6,587	729,675
		64,210,901

Energy 6.6%
Alto Ingredients, Inc. *	203,905	876,791
Antero Midstream Corp.	51,266	515,736
Arch Resources, Inc.	35,326	4,562,000
Archrock, Inc.	211,634	1,786,191
Berry Corp.	28,690	245,013
Cactus, Inc., Class A	6,497	270,210
Centennial Resource Development, Inc., Class A *	191,967	1,278,500
ChampionX Corp.	67,142	1,402,596
CNX Resources Corp. *	257,427	4,445,764
CONSOL Energy, Inc. *	69,209	4,243,896
Continental Resources, Inc.	41,395	2,851,702
Core Laboratories N.V.	54,091	1,024,484
CVR Energy, Inc.	109,195	3,662,400
DHT Holdings, Inc.	227,718	1,496,107
Diamondback Energy, Inc.	59,473	7,613,733
Dorian LPG Ltd.	21,921	353,366
Dril-Quip, Inc. *	52,318	1,341,957
DTE Midstream LLC *	52,513	2,889,790
EQT Corp.	134,550	5,924,236
Golar LNG Ltd. *	49,762	1,113,176
Green Plains, Inc. *	75,364	2,714,611
SECURITY	NUMBER OF SHARES	VALUE ($)
Helix Energy Solutions Group, Inc. *	280,726	1,134,133
International Seaways, Inc.	73,227	1,731,819
Kosmos Energy Ltd. *	509,064	3,227,466
Liberty Energy, Inc. *	77,118	1,095,076
Matador Resources Co.	34,361	1,985,379
Nabors Industries Ltd. *	39,444	5,620,376
NexTier Oilfield Solutions, Inc. *	259,826	2,590,465
Nordic American Tankers Ltd.	479,846	1,151,630
Oceaneering International, Inc. *	212,485	2,256,591
Oil States International, Inc. *	227,539	1,160,449
Par Pacific Holdings, Inc. *	81,948	1,352,142
Patterson-UTI Energy, Inc.	420,227	6,954,757
PDC Energy, Inc.	46,627	3,062,928
ProPetro Holding Corp. *	171,254	1,801,592
Range Resources Corp. *	77,380	2,558,957
RPC, Inc. *	45,199	368,824
Scorpio Tankers, Inc.	85,697	3,308,761
SFL Corp., Ltd.	184,992	1,844,370
SM Energy Co.	118,258	4,881,690
Southwestern Energy Co. *	384,411	2,713,942
Talos Energy, Inc. *	19,473	369,013
Teekay Tankers Ltd., Class A *	80,124	1,672,188
Texas Pacific Land Corp.	478	876,580
Transocean Ltd. *	1,353,368	4,574,384
US Silica Holdings, Inc. *	75,717	1,047,166
Valaris Ltd. *	14,084	706,735
Weatherford International plc *	40,453	935,678
		111,595,350

Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings, Inc. *	37,156	2,515,461
Grocery Outlet Holding Corp. *	51,269	2,190,212
Ingles Markets, Inc., Class A	33,606	3,208,029
PriceSmart, Inc.	38,052	2,525,892
The Andersons, Inc.	74,031	2,677,701
The Chefs' Warehouse, Inc. *	25,836	894,184
Weis Markets, Inc.	35,352	2,719,629
		16,731,108

Food, Beverage & Tobacco 2.5%
Adecoagro SA	79,903	655,205
B&G Foods, Inc. (a)	101,280	2,502,629
Brown-Forman Corp., Class B	57,780	4,288,432
Calavo Growers, Inc.	38,835	1,565,050
Cal-Maine Foods, Inc.	49,640	2,537,100
Coca-Cola Consolidated, Inc.	2,109	1,081,917
Dole plc	29,329	274,813
Fresh Del Monte Produce, Inc.	129,305	3,841,652
Hostess Brands, Inc. *	67,863	1,535,061
J&J Snack Foods Corp.	12,159	1,647,666
John B. Sanfilippo & Son, Inc.	14,227	1,065,602
Lancaster Colony Corp.	14,351	1,899,785
Mission Produce, Inc. *	24,942	353,678
National Beverage Corp.	8,543	462,860
Nomad Foods Ltd. *	101,344	1,868,783
Pilgrim's Pride Corp. *	89,052	2,793,561
The Boston Beer Co., Inc., Class A *	4,637	1,764,054
The Hain Celestial Group, Inc. *	82,216	1,870,414
TreeHouse Foods, Inc. *	97,958	4,253,336
Universal Corp.	69,409	3,880,657
Vector Group Ltd.	150,793	1,679,834
		41,822,089

Health Care Equipment & Services 4.2%
ABIOMED, Inc. *	5,827	1,707,369
Acadia Healthcare Co., Inc. *	52,893	4,385,359

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Addus HomeCare Corp. *	8,324	772,550
Allscripts Healthcare Solutions, Inc. *	114,020	1,803,796
Amedisys, Inc. *	13,743	1,647,098
AMN Healthcare Services, Inc. *	23,296	2,619,402
Avanos Medical, Inc. *	28,550	809,963
Brookdale Senior Living, Inc. *	337,191	1,625,261
Change Healthcare, Inc. *	132,728	3,221,309
Chemed Corp.	7,721	3,714,496
Community Health Systems, Inc. *	241,865	720,758
CONMED Corp.	9,455	923,092
Covetrus, Inc. *	126,261	2,622,441
Cross Country Healthcare, Inc. *	15,926	419,809
DexCom, Inc. *	6,365	522,439
Enovis Corp. *	24,430	1,458,960
Globus Medical, Inc., Class A *	21,107	1,238,770
Haemonetics Corp. *	32,093	2,230,143
HealthEquity, Inc. *	6,364	370,194
ICU Medical, Inc. *	8,102	1,435,431
Integer Holdings Corp. *	21,539	1,505,361
Integra LifeSciences Holdings Corp. *	22,154	1,219,356
Invacare Corp. *	229,726	259,590
LHC Group, Inc. *	13,980	2,279,579
LivaNova plc *	12,389	788,808
Masimo Corp. *	11,425	1,651,826
Merit Medical Systems, Inc. *	17,139	985,150
ModivCare, Inc. *	10,502	1,048,100
Multiplan Corp. *	177,318	897,229
Neogen Corp. *(a)	27,044	625,528
NextGen Healthcare, Inc. *	42,383	725,597
NuVasive, Inc. *	31,152	1,636,103
Omnicell, Inc. *	8,396	924,567
OPKO Health, Inc. *	117,666	277,692
Option Care Health, Inc. *	24,493	822,965
Orthofix Medical, Inc. *	20,112	515,873
Owens & Minor, Inc.	84,732	3,000,360
Pediatrix Medical Group, Inc. *	142,155	3,221,232
Premier, Inc., Class A	95,422	3,669,930
QuidelOrtho Corp. *	12,120	1,236,725
RadNet, Inc. *	13,150	270,495
Select Medical Holdings Corp.	105,145	3,114,395
Teladoc Health, Inc. *	7,774	286,472
The Ensign Group, Inc.	18,891	1,505,424
U.S. Physical Therapy, Inc.	6,455	837,730
Varex Imaging Corp. *	34,626	771,813
Veeva Systems, Inc., Class A *	7,808	1,745,713
		70,072,253

Household & Personal Products 0.9%
Central Garden & Pet Co., Class A *	38,842	1,584,754
Coty, Inc., Class A *	327,505	2,397,337
Edgewell Personal Care Co.	75,567	3,006,055
Energizer Holdings, Inc.	53,412	1,577,256
Herbalife Nutrition Ltd. *	81,006	1,977,356
Inter Parfums, Inc.	7,950	663,586
Medifast, Inc.	4,949	832,372
Reynolds Consumer Products, Inc.	13,825	401,755
USANA Health Sciences, Inc. *	17,489	1,217,584
WD-40 Co.	5,096	903,878
		14,561,933

Insurance 2.2%
Ambac Financial Group, Inc. *	85,690	1,008,571
American Equity Investment Life Holding Co.	108,559	4,077,476
AMERISAFE, Inc.	23,022	1,048,882
Argo Group International Holdings Ltd.	29,580	969,928
Axis Capital Holdings Ltd.	71,159	3,592,818
SECURITY	NUMBER OF SHARES	VALUE ($)
Brighthouse Financial, Inc. *	14,670	636,971
CNA Financial Corp.	35,633	1,511,552
Employers Holdings, Inc.	35,836	1,423,048
Enstar Group Ltd. *	6,807	1,347,241
Horace Mann Educators Corp.	31,565	1,081,101
James River Group Holdings Ltd.	44,127	1,048,458
MBIA, Inc. *	89,733	1,128,841
Mercury General Corp.	35,677	1,495,937
ProAssurance Corp.	113,833	2,519,124
RLI Corp.	14,173	1,558,747
Safety Insurance Group, Inc.	16,281	1,409,121
Selective Insurance Group, Inc.	35,017	2,726,424
SiriusPoint Ltd. *	84,635	370,701
Stewart Information Services Corp.	36,500	1,994,725
United Fire Group, Inc.	34,974	1,148,196
Universal Insurance Holdings, Inc.	86,627	1,095,832
White Mountains Insurance Group Ltd.	2,836	3,515,023
		36,708,717

Materials 6.0%
AdvanSix, Inc.	33,849	1,329,927
Alpha Metallurgical Resources, Inc.	6,263	856,528
American Vanguard Corp.	15,729	368,216
Ashland Global Holdings, Inc.	42,018	4,221,548
ATI, Inc. *	120,901	3,009,226
Avient Corp.	69,584	3,002,550
Balchem Corp.	10,108	1,372,262
Cabot Corp.	55,256	4,103,311
Carpenter Technology Corp.	94,654	3,042,180
Century Aluminum Co. *	55,972	441,619
Clearwater Paper Corp. *	46,376	1,655,623
Cleveland-Cliffs, Inc. *	96,602	1,710,821
Coeur Mining, Inc. *	125,260	402,085
Compass Minerals International, Inc.	45,091	1,678,738
Constellium SE *	96,560	1,412,673
Eagle Materials, Inc.	23,748	3,002,935
Ecovyst, Inc.	34,629	354,255
Element Solutions, Inc.	113,707	2,246,850
GCP Applied Technologies, Inc. *	34,817	1,096,735
Glatfelter Corp.	90,757	557,248
Greif, Inc., Class A	35,609	2,514,708
H.B. Fuller Co.	40,902	2,625,908
Hawkins, Inc.	19,394	770,911
Hecla Mining Co.	256,464	1,161,782
Ingevity Corp. *	24,228	1,625,699
Innospec, Inc.	23,083	2,354,466
Kaiser Aluminum Corp.	22,040	1,669,971
Koppers Holdings, Inc.	33,880	797,535
Livent Corp. *	30,509	759,369
Materion Corp.	21,051	1,724,919
Mativ, Inc.	103,615	2,263,988
Mercer International, Inc.	41,405	660,824
Minerals Technologies, Inc.	36,198	2,418,388
Myers Industries, Inc.	38,374	933,639
NewMarket Corp.	7,892	2,452,834
Olympic Steel, Inc.	18,409	547,300
Orion Engineered Carbons S.A.	90,771	1,569,431
Pactiv Evergreen, Inc.	66,784	682,532
Quaker Chemical Corp.	4,969	806,021
Rayonier Advanced Materials, Inc. *	157,659	558,113
Resolute Forest Products, Inc. *	73,584	1,492,283
Royal Gold, Inc.	17,409	1,823,941
Schnitzer Steel Industries, Inc., Class A	51,478	1,830,558
Sensient Technologies Corp.	30,260	2,601,755
Silgan Holdings, Inc.	82,251	3,660,169
Southern Copper Corp.	42,414	2,112,217
Stepan Co.	24,346	2,731,865
Summit Materials, Inc., Class A *	84,595	2,327,208

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SunCoke Energy, Inc.	211,076	1,561,962
The Scotts Miracle-Gro Co.	28,337	2,520,576
TimkenSteel Corp. *	29,296	594,416
TriMas Corp.	36,689	1,085,994
Trinseo plc	74,534	2,666,081
Tronox Holdings plc, Class A	89,587	1,398,453
Valvoline, Inc.	70,072	2,257,720
Westlake Corp.	33,040	3,216,114
Worthington Industries, Inc.	53,023	2,715,308
		101,360,288

Media & Entertainment 3.1%
AMC Entertainment Holdings, Inc., Class A *(a)	57,056	830,735
AMC Networks, Inc., Class A *	89,178	2,721,713
Audacy, Inc. *	180,567	115,021
Bumble, Inc., Class A *	16,482	624,997
Cable One, Inc.	1,611	2,217,832
Cars.com, Inc. *	86,310	1,015,006
Cinemark Holdings, Inc. *	240,671	4,411,499
Clear Channel Outdoor Holdings, Inc. *	748,240	1,159,772
Gannett Co., Inc. *	304,132	915,437
Gray Television, Inc.	106,105	1,970,370
IAC/InterActiveCorp. *	10,673	731,101
iHeartMedia, Inc., Class A *	186,269	1,393,292
John Wiley & Sons, Inc., Class A	44,218	2,309,064
Liberty Media Corp. - Liberty Formula One, Class A *	4,454	276,103
Liberty Media Corp. - Liberty Formula One, Class C *	36,435	2,469,200
Lions Gate Entertainment Corp., Class A *	65,590	574,568
Lions Gate Entertainment Corp., Class B *	129,595	1,076,934
Live Nation Entertainment, Inc. *	20,058	1,885,251
Madison Square Garden Entertainment Corp. *	21,770	1,267,667
Madison Square Garden Sports Corp. *	5,475	841,946
Match Group, Inc. *	32,383	2,373,998
Pinterest, Inc., Class A *	23,322	454,313
Roku, Inc. *	3,634	238,100
Scholastic Corp.	45,287	2,131,659
Shutterstock, Inc.	4,476	252,894
Sinclair Broadcast Group, Inc., Class A	86,419	1,887,391
Sirius XM Holdings, Inc. (a)	568,834	3,799,811
Spotify Technology S.A. *	17,685	1,998,759
The E.W. Scripps Co., Class A *	50,241	716,437
The Marcus Corp. *	47,105	773,935
The New York Times Co., Class A	63,717	2,035,758
TripAdvisor, Inc. *	88,705	1,686,282
WideOpenWest, Inc. *	21,661	398,129
World Wrestling Entertainment, Inc., Class A	14,750	1,022,323
Yelp, Inc. *	67,130	2,058,206
Ziff Davis, Inc. *	26,454	2,166,318
		52,801,821

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Alkermes plc *	36,010	921,856
Avantor, Inc. *	68,124	1,976,958
Azenta, Inc.	13,729	937,142
BioMarin Pharmaceutical, Inc. *	19,383	1,667,907
Bio-Rad Laboratories, Inc., Class A *	4,349	2,449,618
Bio-Techne Corp.	4,406	1,697,544
Bruker Corp.	30,544	2,093,791
Catalent, Inc. *	27,468	3,106,631
SECURITY	NUMBER OF SHARES	VALUE ($)
Charles River Laboratories International, Inc. *	10,413	2,608,873
Corcept Therapeutics, Inc. *	13,628	390,578
Eagle Pharmaceuticals, Inc. *	7,064	280,441
Elanco Animal Health, Inc. *	131,394	2,662,042
Emergent BioSolutions, Inc. *	31,651	1,096,391
Exact Sciences Corp. *	5,361	241,781
Exelixis, Inc. *	92,451	1,934,075
Horizon Therapeutics plc *	19,506	1,618,413
Incyte Corp. *	31,055	2,412,352
Ionis Pharmaceuticals, Inc. *	8,554	321,288
Ligand Pharmaceuticals, Inc. *	6,533	601,232
Medpace Holdings, Inc. *	5,816	985,986
Myriad Genetics, Inc. *	56,479	1,489,916
Prestige Consumer Healthcare, Inc. *	29,673	1,789,579
Royalty Pharma plc, Class A	44,788	1,947,830
Seagen, Inc. *	3,872	696,883
Supernus Pharmaceuticals, Inc. *	13,468	427,609
Syneos Health, Inc. *	42,083	3,330,449
West Pharmaceutical Services, Inc.	10,117	3,475,796
		43,162,961

Real Estate 8.8%
Acadia Realty Trust	57,493	984,855
Agree Realty Corp.	6,298	501,258
Alexander & Baldwin, Inc.	94,164	1,874,805
American Assets Trust, Inc.	30,517	922,529
American Homes 4 Rent, Class A	70,652	2,676,298
Americold Realty Trust, Inc.	87,310	2,859,403
Apartment Income REIT Corp.	82,669	3,748,212
Apartment Investment & Management Co., Class A *	50,706	421,874
Apple Hospitality REIT, Inc.	283,836	4,734,385
Ashford Hospitality Trust, Inc. *	52,949	461,715
Brandywine Realty Trust	206,045	1,926,521
Broadstone Net Lease, Inc.	17,453	395,660
CareTrust REIT, Inc.	38,676	798,659
Centerspace	8,753	751,795
Chatham Lodging Trust *	78,041	948,979
Corporate Office Properties Trust	89,567	2,521,311
Cousins Properties, Inc.	61,785	1,906,067
CubeSmart	61,146	2,804,767
Cushman & Wakefield plc *	84,879	1,425,967
DiamondRock Hospitality Co. *	262,650	2,437,392
Douglas Emmett, Inc.	101,935	2,409,743
Easterly Government Properties, Inc.	39,241	795,415
EastGroup Properties, Inc.	8,374	1,428,102
Empire State Realty Trust, Inc., Class A	200,672	1,711,732
EPR Properties	57,987	3,120,280
Equity Commonwealth *	58,875	1,651,444
Equity LifeStyle Properties, Inc.	47,313	3,478,452
Essential Properties Realty Trust, Inc.	13,112	316,261
First Industrial Realty Trust, Inc.	35,004	1,818,458
Four Corners Property Trust, Inc.	14,448	422,315
Getty Realty Corp.	11,218	329,136
Global Net Lease, Inc.	89,654	1,352,879
Healthcare Realty Trust, Inc.	180,776	4,745,370
Hersha Hospitality Trust *	98,182	989,675
Highwoods Properties, Inc.	81,084	2,884,158
HomeBanc Corp. *(b)	6,875	0
Hudson Pacific Properties, Inc.	113,115	1,701,250
Industrial Logistics Properties Trust	46,285	464,239
iStar, Inc.	63,803	1,066,148
JBG SMITH Properties	76,791	1,953,563
Kennedy-Wilson Holdings, Inc.	89,011	1,838,967
Kilroy Realty Corp.	54,977	2,978,654
Kite Realty Group Trust	150,160	2,986,682
Life Storage, Inc.	22,374	2,816,663

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LTC Properties, Inc.	25,101	1,051,732
LXP Industrial Trust	146,646	1,608,707
Marcus & Millichap, Inc.	18,772	768,150
National Health Investors, Inc.	25,386	1,646,028
National Retail Properties, Inc.	70,349	3,349,316
National Storage Affiliates Trust	7,811	428,355
Newmark Group, Inc., Class A	78,053	889,804
Office Properties Income Trust	82,080	1,705,622
Outfront Media, Inc.	155,187	2,864,752
Paramount Group, Inc.	289,267	2,270,746
Pebblebrook Hotel Trust	122,844	2,402,829
Physicians Realty Trust	102,451	1,820,554
Piedmont Office Realty Trust, Inc., Class A	169,821	2,336,737
PotlatchDeltic Corp.	39,917	1,957,131
Rayonier, Inc.	74,040	2,795,010
Retail Opportunity Investments Corp.	73,087	1,276,099
Rexford Industrial Realty, Inc.	15,332	1,002,866
RLJ Lodging Trust	321,313	4,013,199
RPT Realty	88,886	966,191
Ryman Hospitality Properties, Inc. *	30,738	2,721,543
Sabra Health Care REIT, Inc.	180,203	2,773,324
SITE Centers Corp.	168,550	2,462,516
Spirit Realty Capital, Inc.	54,258	2,405,800
STAG Industrial, Inc.	44,698	1,465,200
STORE Capital Corp.	79,919	2,319,249
Summit Hotel Properties, Inc. *	149,524	1,173,763
Sunstone Hotel Investors, Inc. *	308,300	3,493,039
Tanger Factory Outlet Centers, Inc.	122,128	1,987,023
Terreno Realty Corp.	11,628	728,494
The Howard Hughes Corp. *	14,111	1,000,329
The Necessity Retail REIT, Inc.	106,064	826,239
Uniti Group, Inc.	285,798	2,849,406
Urban Edge Properties	92,435	1,518,707
Veris Residential, Inc. *	91,172	1,271,849
Washington Real Estate Investment Trust	66,782	1,480,557
Xenia Hotels & Resorts, Inc. *	160,827	2,640,779
Zillow Group, Inc., Class A *	5,321	186,235
Zillow Group, Inc., Class C *	14,394	502,063
		147,321,981

Retailing 3.8%
1-800-Flowers.com, Inc., Class A *	27,426	273,437
Abercrombie & Fitch Co., Class A *	91,905	1,636,828
Academy Sports & Outdoors, Inc.	47,987	2,064,881
America's Car-Mart, Inc. *	6,817	706,037
Arko Corp.	45,153	412,247
Barnes & Noble Education, Inc. *	144,350	391,188
Big 5 Sporting Goods Corp. (a)	40,941	526,501
Boot Barn Holdings, Inc. *	9,000	560,700
Caleres, Inc.	72,588	1,801,634
Camping World Holdings, Inc., Class A (a)	10,876	294,087
Chico's FAS, Inc. *	447,478	2,246,340
Citi Trends, Inc. *	17,635	433,468
Conn's, Inc. *	50,508	475,785
Designer Brands, Inc., Class A	175,111	2,526,852
Dillard's, Inc., Class A	10,779	2,450,606
Etsy, Inc. *	12,066	1,251,485
Express, Inc. *	289,624	489,465
Five Below, Inc. *	11,022	1,400,565
Floor & Decor Holdings, Inc., Class A *	16,331	1,315,789
GameStop Corp., Class A *(a)	122,036	4,150,444
Genesco, Inc. *	34,803	1,950,708
Groupon, Inc. *(a)	78,593	833,086
Guess?, Inc.	79,122	1,496,197
Haverty Furniture Cos., Inc.	40,276	1,100,743
SECURITY	NUMBER OF SHARES	VALUE ($)
Hibbett, Inc.	24,492	1,149,165
MarineMax, Inc. *	27,771	1,134,168
MercadoLibre, Inc. *	1,187	965,874
Monro, Inc.	32,287	1,619,193
National Vision Holdings, Inc. *	38,715	1,128,155
Ollie's Bargain Outlet Holdings, Inc. *	36,601	2,157,629
Overstock.com, Inc. *	23,760	689,040
Party City Holdco, Inc. *	380,593	433,876
PetMed Express, Inc.	27,473	599,461
Rent-A-Center, Inc.	49,943	1,175,159
RH *	3,353	936,929
Sally Beauty Holdings, Inc. *	207,423	2,650,866
Shoe Carnival, Inc.	27,060	590,179
Signet Jewelers Ltd.	58,021	3,536,960
Sleep Number Corp. *	30,705	1,383,567
Sonic Automotive, Inc., Class A	60,588	2,535,608
Sportsman's Warehouse Holdings, Inc. *	36,402	358,924
Stitch Fix, Inc., Class A *	60,507	361,227
The Aaron's Co., Inc.	41,637	542,114
The Buckle, Inc.	36,292	1,096,018
The Children's Place, Inc. *	19,623	850,461
TravelCenters of America, Inc. *	47,839	1,995,843
Urban Outfitters, Inc. *	140,299	2,873,323
Victoria's Secret & Co. *	53,715	1,985,306
Wayfair, Inc., Class A *	4,580	246,908
Zumiez, Inc. *	27,333	710,658
		64,495,684

Semiconductors & Semiconductor Equipment 2.1%
Ambarella, Inc. *	5,956	515,492
Amkor Technology, Inc.	121,251	2,445,633
Axcelis Technologies, Inc. *	5,616	394,973
Cirrus Logic, Inc. *	47,601	4,067,981
Diodes, Inc. *	23,248	1,891,690
Entegris, Inc.	27,301	3,000,380
First Solar, Inc. *	49,366	4,895,626
FormFactor, Inc. *	23,839	847,715
Ichor Holdings Ltd. *	11,870	371,056
Kulicke & Soffa Industries, Inc.	31,300	1,506,156
Lattice Semiconductor Corp. *	5,386	331,239
Monolithic Power Systems, Inc.	3,223	1,497,793
Onto Innovation, Inc. *	5,181	431,318
Photronics, Inc. *	80,411	1,914,586
Power Integrations, Inc.	14,668	1,246,927
Semtech Corp. *	19,544	1,218,178
Silicon Laboratories, Inc. *	9,192	1,355,636
SMART Global Holdings, Inc. *	14,990	294,104
SolarEdge Technologies, Inc. *	4,550	1,638,591
Synaptics, Inc. *	13,555	1,964,797
Ultra Clean Holdings, Inc. *	23,967	805,291
Universal Display Corp.	6,317	729,361
Wolfspeed, Inc. *	24,044	2,002,865
		35,367,388

Software & Services 4.8%
ACI Worldwide, Inc. *	62,455	1,781,841
Alarm.com Holdings, Inc. *	4,968	351,585
Aspen Technology, Inc. *	9,081	1,853,341
Avaya Holdings Corp. *	91,658	82,364
Bentley Systems, Inc., Class B	17,096	677,002
Black Knight, Inc. *	43,560	2,861,021
Blackbaud, Inc. *	14,769	905,635
Block, Inc. *	14,643	1,113,747
Cerence, Inc. *	21,804	614,219
Ceridian HCM Holding, Inc. *	5,510	301,783
CommVault Systems, Inc. *	18,420	1,033,178
Concentrix Corp.	17,185	2,298,666

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Conduent, Inc. *	460,060	2,143,880
Consensus Cloud Solutions, Inc. *	12,169	657,491
CSG Systems International, Inc.	27,734	1,809,643
Dolby Laboratories, Inc., Class A	30,650	2,372,310
Dropbox, Inc., Class A *	69,646	1,583,750
Ebix, Inc.	34,050	805,623
Envestnet, Inc. *	12,782	744,807
EPAM Systems, Inc. *	6,747	2,356,390
Euronet Worldwide, Inc. *	27,955	2,747,138
EVERTEC, Inc.	25,626	999,158
ExlService Holdings, Inc. *	12,050	2,028,858
Fair Isaac Corp. *	6,338	2,928,346
Fortinet, Inc. *	51,887	3,095,059
Gartner, Inc. *	13,286	3,527,167
Globant S.A. *	3,586	714,475
GoDaddy, Inc., Class A *	31,589	2,343,272
Guidewire Software, Inc. *	8,637	671,268
InterDigital, Inc.	32,097	1,970,435
LiveRamp Holdings, Inc. *	61,095	1,625,738
Manhattan Associates, Inc. *	14,895	2,095,280
MicroStrategy, Inc., Class A *(a)	1,914	547,519
Pagseguro Digital Ltd., Class A *	58,118	630,580
Paycom Software, Inc. *	3,613	1,194,060
Paysafe Ltd *	338,166	679,714
Pegasystems, Inc.	9,524	382,389
Perficient, Inc. *	8,443	890,905
Progress Software Corp.	28,167	1,322,722
PTC, Inc. *	13,096	1,615,784
Qualys, Inc. *	3,225	394,482
RingCentral, Inc., Class A *	13,504	668,313
Sabre Corp. *	565,146	3,475,648
ServiceNow, Inc. *	3,089	1,379,733
Splunk, Inc. *	13,687	1,422,216
StoneCo Ltd., Class A *	53,748	514,906
Teradata Corp. *	87,665	3,356,693
The Trade Desk, Inc., Class A *	5,651	254,295
TTEC Holdings, Inc.	5,436	397,752
Twilio, Inc., Class A *	4,728	400,934
Tyler Technologies, Inc. *	4,644	1,852,956
Unisys Corp. *	66,632	914,191
Verint Systems, Inc. *	19,590	894,675
Verra Mobility Corp. *	19,620	323,534
WEX, Inc. *	15,376	2,555,645
Workday, Inc., Class A *	5,645	875,539
Xperi Holding Corp.	71,401	1,196,681
Zoom Video Communications, Inc., Class A *	5,326	553,158
		79,789,494

Technology Hardware & Equipment 4.6%
3D Systems Corp. *	38,566	441,195
ADTRAN Holdings, Inc.	69,646	1,677,772
Advanced Energy Industries, Inc.	17,878	1,599,902
Arista Networks, Inc. *	31,119	3,629,409
Badger Meter, Inc.	10,277	988,545
Belden, Inc.	47,337	3,063,651
Benchmark Electronics, Inc.	136,813	3,499,677
Cognex Corp.	38,977	1,987,047
CommScope Holding Co., Inc. *	375,208	3,388,128
Comtech Telecommunications Corp.	45,000	522,900
CTS Corp.	23,418	952,644
ePlus, Inc. *	34,670	1,926,612
Fabrinet *	21,301	2,046,174
II-VI, Inc. *	37,495	1,973,737
IPG Photonics Corp. *	20,387	2,172,847
Itron, Inc. *	29,204	1,705,514
Kimball Electronics, Inc. *	33,007	726,154
Knowles Corp. *	73,437	1,450,381
SECURITY	NUMBER OF SHARES	VALUE ($)
Littelfuse, Inc.	10,169	2,835,829
Lumentum Holdings, Inc. *	19,184	1,735,385
Methode Electronics, Inc.	36,406	1,501,383
National Instruments Corp.	87,480	3,324,240
NETGEAR, Inc. *	53,263	1,373,120
NetScout Systems, Inc. *	94,647	3,367,540
Novanta, Inc. *	5,829	898,832
OSI Systems, Inc. *	17,086	1,651,704
PC Connection, Inc.	31,168	1,478,298
Plexus Corp. *	39,132	3,676,451
Pure Storage, Inc., Class A *	12,701	360,073
Rogers Corp. *	6,573	1,769,780
ScanSource, Inc. *	97,069	3,101,355
Stratasys Ltd. *	38,641	795,618
Super Micro Computer, Inc. *	64,224	3,468,738
TD SYNNEX Corp.	37,767	3,792,562
TTM Technologies, Inc. *	218,127	2,951,258
ViaSat, Inc. *	52,024	1,713,150
Viavi Solutions, Inc. *	79,997	1,183,956
Vontier Corp.	77,605	2,002,209
		76,733,770

Telecommunication Services 0.6%
ATN International, Inc.	19,636	904,041
Cogent Communications Holdings, Inc.	19,159	1,222,536
Consolidated Communications Holdings, Inc. *	253,765	1,674,849
EchoStar Corp., Class A *	69,786	1,378,971
Frontier Communications Parent, Inc. *	25,936	672,002
Iridium Communications, Inc. *	31,724	1,418,380
Shenandoah Telecommunications Co.	43,043	959,859
United States Cellular Corp. *	36,465	1,068,060
		9,298,698

Transportation 2.5%
Air Transport Services Group, Inc. *	55,955	1,753,630
Alaska Air Group, Inc. *	50,049	2,218,672
Allegiant Travel Co. *	4,377	504,712
AMERCO	5,799	3,114,527
ArcBest Corp.	38,823	3,439,718
Atlas Air Worldwide Holdings, Inc. *	37,156	2,813,081
Atlas Corp.	73,169	854,614
Copa Holdings S.A., Class A *	10,648	715,758
Costamare, Inc.	51,405	602,981
Covenant Logistics Group, Inc.	16,242	543,620
Danaos Corp.	3,508	256,540
Daseke, Inc. *	131,461	1,101,643
Forward Air Corp.	23,157	2,429,864
Golden Ocean Group Ltd. *(a)	25,572	279,246
Hawaiian Holdings, Inc. *	43,766	654,739
Heartland Express, Inc.	69,322	1,100,833
Hub Group, Inc., Class A *	51,617	3,943,539
JetBlue Airways Corp. *	196,095	1,651,120
Kirby Corp. *	65,102	4,130,071
Lyft, Inc., Class A *	22,830	316,424
Marten Transport Ltd.	75,820	1,634,679
Matson, Inc.	3,315	303,886
Saia, Inc. *	9,754	2,319,989
Schneider National, Inc., Class B	95,523	2,419,597
SkyWest, Inc. *	34,193	825,761
Spirit Airlines, Inc. *	41,093	1,017,874
Yellow Corp. *	138,465	667,401
		41,614,519

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.8%
ALLETE, Inc.	54,885	3,406,712
American States Water Co.	14,714	1,282,619
Atlantica Sustainable Infrastructure plc	52,834	1,884,060
Avangrid, Inc.	52,517	2,559,153
Avista Corp.	79,868	3,375,222
California Water Service Group	23,727	1,425,518
Chesapeake Utilities Corp.	7,821	1,072,494
Clearway Energy, Inc., Class A	15,600	538,668
Clearway Energy, Inc., Class C	37,249	1,398,327
Essential Utilities, Inc.	74,935	3,892,124
Hawaiian Electric Industries, Inc.	98,999	4,187,658
IDACORP, Inc.	34,585	3,863,836
MGE Energy, Inc.	19,148	1,558,264
National Fuel Gas Co.	61,013	4,413,680
New Jersey Resources Corp.	80,888	3,736,217
Northwest Natural Holding Co.	30,630	1,643,912
NorthWestern Corp.	55,768	3,092,336
ONE Gas, Inc.	46,800	3,975,192
Ormat Technologies, Inc.	21,553	1,865,197
Otter Tail Corp.	28,170	1,979,506
PNM Resources, Inc.	69,137	3,337,243
SJW Group	13,974	917,533
South Jersey Industries, Inc.	86,884	2,978,384
Spire, Inc.	52,853	3,976,660
Unitil Corp.	17,183	941,113
		63,301,628
Total Common Stocks (Cost $1,250,175,113)		1,671,804,201

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)	11,517,536	11,517,536
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)(d)	13,107,106	13,107,106
		24,624,642
Total Short-Term Investments (Cost $24,624,642)		24,624,642
Total Investments in Securities (Cost $1,274,799,755)		1,696,428,843
	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/16/22	64	6,032,960	211,352

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,865,432.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,524,482,220	$—	$—	$1,524,482,220
Real Estate	147,321,981	—	0*	147,321,981
Short-Term Investments[1]	24,624,642	—	—	24,624,642
Futures Contracts[2]	211,352	—	—	211,352
Total	$1,696,640,195	$—	$—	$1,696,640,195

*	Level 3 amount shown includes securities determined to have no value at July 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Australia 5.8%
AGL Energy Ltd.	333,012	1,961,338
Amcor plc	103,191	1,349,948
AMP Ltd. *	1,048,197	802,719
Ampol Ltd.	62,347	1,477,094
APA Group	83,372	683,596
Aristocrat Leisure Ltd.	17,819	444,549
Aurizon Holdings Ltd.	310,766	879,560
Australia & New Zealand Banking Group Ltd.	290,349	4,692,406
Australia & New Zealand Banking Group Ltd. - Interim Shares *(a)	20,071	324,373
BGP Holdings plc *(a)	453,854	793
BHP Group Ltd. (b)	326,024	8,921,763
BHP Group Ltd. (b)	142,421	3,938,206
BlueScope Steel Ltd.	85,151	1,000,216
Brambles Ltd.	145,393	1,170,225
Coles Group Ltd.	147,028	1,936,408
Commonwealth Bank of Australia	116,271	8,257,264
Computershare Ltd.	28,542	504,251
CSL Ltd.	9,987	2,033,523
Downer EDI Ltd.	138,869	540,639
Fortescue Metals Group Ltd.	116,985	1,505,428
Goodman Group	30,436	445,433
Incitec Pivot Ltd.	208,551	531,355
Insurance Australia Group Ltd.	289,559	911,116
James Hardie Industries plc	12,068	298,040
JB Hi-Fi Ltd.	12,907	382,182
Lendlease Corp., Ltd.	136,008	985,329
Macquarie Group Ltd.	16,233	2,077,554
Medibank Pvt Ltd.	307,225	738,732
Metcash Ltd.	206,202	601,066
Mirvac Group	298,465	452,170
National Australia Bank Ltd.	274,155	5,920,791
Newcrest Mining Ltd.	55,718	750,870
Orica Ltd.	47,577	563,893
Origin Energy Ltd.	286,588	1,203,201
Orora Ltd.	139,203	348,445
Qantas Airways Ltd. *	127,622	411,243
QBE Insurance Group Ltd.	112,903	912,902
Ramsay Health Care Ltd.	11,240	555,276
Rio Tinto Ltd.	47,297	3,276,951
Santos Ltd.	162,727	845,917
Scentre Group	441,249	904,226
Sims Ltd.	37,107	385,876
Sonic Healthcare Ltd.	26,962	649,286
South32 Ltd.	491,042	1,338,391
Stockland	225,826	611,918
Suncorp Group Ltd.	190,394	1,503,596
Tabcorp Holdings Ltd.	126,254	88,072
Telstra Corp., Ltd.	682,630	1,865,634
The Lottery Corp., Ltd. *	136,246	432,186
SECURITY	NUMBER OF SHARES	VALUE ($)
Transurban Group	95,231	973,421
Treasury Wine Estates Ltd.	49,792	429,209
Vicinity Centres	315,234	461,249
Viva Energy Group Ltd.	284,900	535,205
Wesfarmers Ltd.	101,955	3,340,608
Westpac Banking Corp.	409,843	6,206,310
Woodside Energy Group Ltd.	161,742	3,652,212
Woodside Energy Group Ltd. *	25,735	582,925
Woolworths Group Ltd.	126,715	3,333,755
Worley Ltd.	46,540	469,695
		92,400,539

Austria 0.2%
BAWAG Group AG *	6,881	317,694
Erste Group Bank AG	32,798	831,517
OMV AG	23,758	1,011,851
Raiffeisen Bank International AG	23,475	284,394
Voestalpine AG	29,517	664,623
Wienerberger AG	13,421	308,918
		3,418,997

Belgium 0.7%
Ageas S.A./N.V.	24,428	1,066,167
Anheuser-Busch InBev S.A./N.V.	93,586	5,013,196
Etablissements Franz Colruyt N.V.	11,217	309,881
Groupe Bruxelles Lambert S.A.	13,138	1,162,911
KBC Group N.V.	22,150	1,160,150
Proximus SADP	31,520	436,772
Solvay S.A.	10,773	946,224
UCB S.A.	7,751	605,653
Umicore S.A.	21,638	783,780
		11,484,734

Canada 8.0%
Agnico Eagle Mines Ltd.	19,147	823,266
Algonquin Power & Utilities Corp.	30,772	430,383
Alimentation Couche-Tard, Inc.	84,520	3,776,025
AltaGas Ltd.	20,605	459,069
Atco Ltd., Class I	14,093	520,887
Bank of Montreal	37,175	3,706,033
Barrick Gold Corp.	116,100	1,829,603
Bausch Health Cos., Inc. *	39,764	183,208
BCE, Inc.	31,853	1,609,378
Brookfield Asset Management, Inc., Class A	83,509	4,143,658
Canadian Imperial Bank of Commerce	59,861	3,028,227
Canadian National Railway Co.	33,382	4,229,091
Canadian Natural Resources Ltd.	87,668	4,840,892
Canadian Pacific Railway Ltd.	33,960	2,677,710
Canadian Tire Corp., Ltd., Class A	7,922	1,017,725
Canadian Utilities Ltd., Class A	13,646	441,706
CCL Industries, Inc., Class B	9,492	476,842
Cenovus Energy, Inc.	80,335	1,530,728

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CGI, Inc. *	18,230	1,563,121
CI Financial Corp.	33,949	391,306
Constellation Software, Inc.	251	426,979
Crescent Point Energy Corp.	132,837	1,050,829
Dollarama, Inc.	11,552	700,129
Emera, Inc.	20,181	956,767
Empire Co., Ltd., Class A	24,866	754,592
Enbridge, Inc.	148,611	6,674,178
Fairfax Financial Holdings Ltd.	2,484	1,338,068
Finning International, Inc.	20,063	438,690
First Quantum Minerals Ltd.	22,670	414,258
Fortis, Inc.	35,628	1,682,978
Franco-Nevada Corp.	2,399	307,184
George Weston Ltd.	11,707	1,397,289
Gildan Activewear, Inc.	17,147	502,539
Great-West Lifeco, Inc.	23,157	562,763
Hydro One Ltd.	24,749	690,935
iA Financial Corp., Inc.	7,721	424,834
Imperial Oil Ltd.	29,218	1,400,264
Intact Financial Corp.	5,340	794,818
Keyera Corp.	22,071	572,048
Kinross Gold Corp.	136,791	468,949
Linamar Corp.	9,715	442,905
Loblaw Cos., Ltd.	19,949	1,815,981
Lundin Mining Corp.	48,072	271,040
Magna International, Inc.	60,937	3,891,155
Manulife Financial Corp.	165,517	3,029,728
Methanex Corp.	10,044	373,665
Metro, Inc.	25,509	1,412,552
National Bank of Canada	17,475	1,226,136
Nutrien Ltd.	50,676	4,338,060
Onex Corp.	22,892	1,223,481
Open Text Corp.	12,076	493,960
Parkland Corp.	21,319	598,174
Pembina Pipeline Corp.	37,590	1,435,145
Power Corp. of Canada	47,877	1,301,097
Quebecor, Inc., Class B	20,180	448,339
Restaurant Brands International, Inc.	13,388	717,728
RioCan Real Estate Investment Trust	25,498	409,187
Rogers Communications, Inc., Class B	36,723	1,688,246
Royal Bank of Canada	81,418	7,938,660
Saputo, Inc.	31,202	770,700
Shaw Communications, Inc., Class B	36,006	973,994
SNC-Lavalin Group, Inc.	23,251	434,680
Sun Life Financial, Inc.	39,509	1,834,528
Suncor Energy, Inc.	240,581	8,164,968
TC Energy Corp.	67,080	3,576,238
Teck Resources Ltd., Class B	55,082	1,619,490
TELUS Corp.	32,892	757,219
TFI International, Inc.	4,541	453,550
The Bank of Nova Scotia	98,512	6,001,266
The Toronto-Dominion Bank	103,121	6,698,376
Thomson Reuters Corp.	8,848	993,521
Tourmaline Oil Corp.	10,041	629,096
Waste Connections, Inc.	7,458	993,992
West Fraser Timber Co., Ltd.	7,029	658,082
Wheaton Precious Metals Corp.	8,388	287,821
WSP Global, Inc.	5,114	617,011
		127,757,720

Denmark 0.9%
AP Moller - Maersk A/S, Class A	357	956,394
AP Moller - Maersk A/S, Class B	505	1,378,818
Carlsberg A/S, Class B	6,733	870,859
Coloplast A/S, Class B	3,525	412,562
Danske Bank A/S	101,990	1,426,259
DSV A/S	5,831	982,529
ISS A/S *	36,784	642,857
SECURITY	NUMBER OF SHARES	VALUE ($)
Novo Nordisk A/S, Class B	41,236	4,802,912
Novozymes A/S, B Shares	8,391	536,019
Orsted A/S	7,996	930,867
Pandora A/S	6,785	504,069
Vestas Wind Systems A/S	54,424	1,430,466
		14,874,611

Finland 1.0%
Elisa Oyj	9,310	514,890
Fortum Oyj	40,952	459,657
Huhtamaki Oyj	9,689	377,663
Kesko Oyj, B Shares	23,017	569,283
Kone Oyj, B Shares	22,080	1,009,088
Neste Oyj	29,542	1,519,088
Nokia Oyj	476,409	2,481,414
Nokian Renkaat Oyj	22,805	269,733
Nordea Bank Abp	308,536	3,040,553
Outokumpu Oyj	80,386	353,924
Sampo Oyj, A Shares	34,156	1,475,633
Stora Enso Oyj, R Shares	65,418	1,011,734
UPM-Kymmene Oyj	65,336	2,070,482
Wartsila Oyj Abp	58,485	513,880
		15,667,022

France 8.0%
Air France-KLM *	282,164	389,057
Air Liquide S.A.	29,096	4,000,187
Airbus SE	19,507	2,103,278
ALD S.A.	14,077	166,757
Alstom S.A. (c)	29,783	707,814
Arkema S.A.	8,732	827,231
Atos SE *	26,673	328,838
AXA S.A.	203,538	4,690,026
BNP Paribas S.A.	147,113	6,950,690
Bollore SE	99,761	503,679
Bouygues S.A.	52,813	1,596,523
Bureau Veritas S.A.	14,401	397,188
Capgemini SE	8,207	1,565,377
Carrefour S.A.	165,901	2,827,292
Casino Guichard Perrachon S.A. *(c)	34,560	406,910
Cie de Saint-Gobain	68,625	3,199,971
Cie Generale des Etablissements Michelin S.C.A.	100,359	2,808,503
Credit Agricole S.A.	136,459	1,257,310
Danone S.A.	59,534	3,282,655
Dassault Systemes SE	8,654	371,185
Edenred	7,680	394,218
Eiffage S.A.	12,892	1,209,772
Electricite de France S.A.	164,960	2,003,315
Elis S.A.	31,247	466,388
Engie S.A.	300,986	3,723,901
EssilorLuxottica S.A.	9,717	1,523,454
Euroapi S.A. *	5,311	89,596
Eutelsat Communications S.A.	40,279	306,512
Faurecia SE *	33,981	614,206
Hermes International	472	647,558
Kering S.A.	2,787	1,595,532
Klepierre S.A. *	19,594	435,380
Legrand S.A.	12,698	1,039,568
L'Oreal S.A.	7,866	2,973,799
LVMH Moet Hennessy Louis Vuitton SE	7,013	4,869,505
Orange S.A.	522,490	5,339,028
Pernod-Ricard S.A.	8,583	1,686,082
Publicis Groupe S.A.	21,716	1,155,624
Renault S.A. *	107,097	3,166,256
Rexel S.A. *	60,653	1,077,952
Rubis S.C.A.	18,613	454,924

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Safran S.A.	20,539	2,257,555
Sanofi	88,553	8,799,823
Schneider Electric SE	30,416	4,206,649
SCOR SE	26,069	458,750
SEB S.A.	2,707	227,904
SES S.A.	89,381	674,536
Societe Generale S.A.	177,670	3,980,943
Sodexo S.A.	12,816	1,041,346
STMicroelectronics N.V.	24,922	943,136
Teleperformance	1,855	620,314
Thales S.A.	7,517	934,811
TotalEnergies SE	442,375	22,595,344
Valeo S.A.	68,762	1,477,009
Veolia Environnement S.A.	65,103	1,628,281
Vinci S.A.	47,497	4,553,003
Vivendi SE	41,935	398,103
Wendel SE	4,879	449,061
		128,399,609

Germany 6.4%
adidas AG	11,996	2,075,206
Allianz SE	44,408	8,064,763
Aurubis AG	10,772	777,707
BASF SE	166,335	7,412,748
Bayer AG	125,120	7,298,279
Bayerische Motoren Werke AG	72,900	5,956,901
Beiersdorf AG	5,193	535,527
Brenntag SE	15,793	1,109,381
Commerzbank AG *	189,858	1,300,741
Continental AG	27,694	1,972,952
Covestro AG	40,177	1,354,985
Daimler Truck Holding AG *	53,471	1,461,093
Deutsche Bank AG	157,537	1,377,969
Deutsche Boerse AG	5,743	1,002,528
Deutsche Lufthansa AG *	202,218	1,244,824
Deutsche Post AG	98,557	3,936,353
Deutsche Telekom AG	533,411	10,134,262
E.ON SE	216,694	1,947,884
Evonik Industries AG	28,657	611,245
Freenet AG	19,157	451,083
Fresenius Medical Care AG & Co. KGaA	29,959	1,110,684
Fresenius SE & Co. KGaA	80,971	2,071,963
GEA Group AG	13,565	506,349
Hannover Rueck SE	4,842	686,823
HeidelbergCement AG	30,110	1,533,713
Henkel AG & Co. KGaA	11,953	753,694
Infineon Technologies AG	47,297	1,297,095
K+S AG	30,411	641,253
KION Group AG	7,979	363,943
Knorr-Bremse AG	4,872	290,252
LANXESS AG	14,674	539,648
Mercedes-Benz Group AG	130,714	7,708,725
Merck KGaA	4,516	860,120
METRO AG *	55,963	454,817
MTU Aero Engines AG	2,692	520,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,837	2,910,225
ProSiebenSat.1 Media SE	32,085	274,414
Rheinmetall AG	5,619	1,030,396
RWE AG	52,387	2,155,093
Salzgitter AG	11,894	302,829
SAP SE	51,447	4,798,601
Siemens AG	57,802	6,447,464
Siemens Energy AG *	54,530	906,152
Siemens Healthineers AG	10,106	517,868
Symrise AG	4,249	495,797
Telefonica Deutschland Holding AG	158,886	422,419
SECURITY	NUMBER OF SHARES	VALUE ($)
ThyssenKrupp AG *	97,601	602,791
Uniper SE	28,987	193,674
United Internet AG	16,913	445,508
Volkswagen AG	6,554	1,298,135
Vonovia SE	28,286	942,484
Zalando SE *	5,480	154,279
		103,264,039

Hong Kong 1.9%
AAC Technologies Holdings, Inc.	115,500	223,935
AIA Group Ltd.	442,800	4,448,654
BOC Hong Kong Holdings Ltd.	336,500	1,217,226
CK Asset Holdings Ltd.	255,500	1,808,870
CK Hutchison Holdings Ltd.	605,500	4,016,449
CLP Holdings Ltd.	172,500	1,462,726
Galaxy Entertainment Group Ltd.	130,000	773,379
Hang Seng Bank Ltd.	53,000	854,923
Henderson Land Development Co., Ltd.	97,300	338,715
Hong Kong & China Gas Co., Ltd.	540,676	571,025
Hong Kong Exchanges & Clearing Ltd.	12,821	588,361
Hongkong Land Holdings Ltd.	99,011	514,665
Jardine Matheson Holdings Ltd.	23,646	1,248,883
Lenovo Group Ltd.	1,050,000	1,018,285
Link REIT	75,600	633,099
MTR Corp., Ltd.	116,364	616,206
New World Development Co., Ltd.	281,422	941,046
Noble Group Ltd. *(a)	18,617,693	202,161
PCCW Ltd.	879,000	470,448
Sands China Ltd. *	278,400	652,998
Sun Hung Kai Properties Ltd.	167,000	1,993,501
Swire Pacific Ltd., A Shares	203,300	1,157,818
Techtronic Industries Co., Ltd.	36,500	405,027
The Wharf Holdings Ltd.	180,000	658,241
Tingyi Cayman Islands Holding Corp.	197,392	324,944
Want Want China Holdings Ltd.	421,374	342,931
WH Group Ltd.	2,392,999	1,812,307
Wharf Real Estate Investment Co., Ltd.	126,000	560,852
Yue Yuen Industrial Holdings Ltd.	336,500	447,529
		30,305,204

Ireland 0.1%
Bank of Ireland Group plc	78,472	449,469
Kerry Group plc, Class A	7,301	770,628
Kingspan Group plc	5,156	333,738
		1,553,835

Israel 0.2%
Bank Hapoalim B.M.	68,625	639,585
Bank Leumi Le-Israel B.M.	86,597	842,035
ICL Group Ltd.	52,875	481,819
Israel Discount Bank Ltd., A Shares	66,392	377,496
Teva Pharmaceutical Industries Ltd. *	125,641	1,196,086
		3,537,021

Italy 2.5%
A2A S.p.A.	246,872	318,193
Assicurazioni Generali S.p.A.	153,860	2,300,152
Atlantia S.p.A.	63,662	1,471,269
Banco BPM S.p.A.	172,984	448,041
CNH Industrial N.V.	89,785	1,156,669
Enel S.p.A.	1,126,673	5,679,856
Eni S.p.A.	605,150	7,274,253
EXOR N.V.	45,346	3,189,294
Ferrari N.V.	2,486	527,933
Hera S.p.A.	99,949	287,181

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Intesa Sanpaolo S.p.A.	2,074,388	3,683,716
Leonardo S.p.A.	94,562	885,724
Mediobanca Banca di Credito Finanziario S.p.A.	50,688	434,736
Pirelli & C S.p.A.	64,207	277,992
Poste Italiane S.p.A.	39,874	334,954
Prysmian S.p.A.	19,916	633,267
Snam S.p.A.	149,100	748,114
Stellantis N.V.	351,314	5,044,958
Telecom Italia S.p.A. *	5,446,519	1,208,362
Tenaris S.A.	49,363	690,788
Terna - Rete Elettrica Nazionale	80,791	618,520
UniCredit S.p.A.	315,690	3,122,075
Unipol Gruppo S.p.A.	90,132	378,077
		40,714,124

Japan 26.3%
Advantest Corp.	6,100	362,810
Aeon Co., Ltd.	107,400	2,165,926
AGC, Inc.	36,300	1,323,252
Air Water, Inc.	36,500	491,395
Aisin Corp.	58,100	1,725,488
Ajinomoto Co., Inc.	38,200	1,005,270
Alfresa Holdings Corp.	79,100	1,055,660
Alps Alpine Co., Ltd.	82,900	862,780
Amada Co., Ltd.	57,100	460,894
ANA Holdings, Inc. *	27,600	515,255
Asahi Group Holdings Ltd.	46,000	1,599,252
Asahi Kasei Corp.	259,900	2,085,023
Astellas Pharma, Inc.	156,400	2,449,441
Bandai Namco Holdings, Inc.	14,400	1,124,963
Bic Camera, Inc.	46,100	400,827
Bridgestone Corp.	108,000	4,212,632
Brother Industries Ltd.	48,300	904,728
Canon, Inc.	183,400	4,338,844
Casio Computer Co., Ltd.	31,600	309,110
Central Japan Railway Co.	25,300	2,962,551
Chubu Electric Power Co., Inc.	252,400	2,692,454
Chugai Pharmaceutical Co., Ltd.	18,500	519,717
Coca-Cola Bottlers Japan Holdings, Inc.	45,300	516,465
COMSYS Holdings Corp.	19,900	399,796
Concordia Financial Group Ltd.	126,400	430,013
Cosmo Energy Holdings Co., Ltd.	35,200	1,067,628
Dai Nippon Printing Co., Ltd.	55,700	1,229,150
Daicel Corp.	83,400	530,534
Daido Steel Co., Ltd.	11,700	349,203
Daifuku Co., Ltd.	5,590	356,455
Dai-ichi Life Holdings, Inc.	118,300	2,057,814
Daiichi Sankyo Co., Ltd.	71,400	1,893,150
Daikin Industries Ltd.	15,200	2,665,749
Daito Trust Construction Co., Ltd.	12,700	1,203,992
Daiwa House Industry Co., Ltd.	134,281	3,317,824
Daiwa Securities Group, Inc.	149,000	687,817
Daiwabo Holdings Co., Ltd.	25,170	361,331
Denka Co., Ltd.	16,800	435,600
Denso Corp.	57,900	3,166,844
Dentsu Group, Inc.	21,301	744,077
DIC Corp.	26,800	495,624
Dowa Holdings Co., Ltd.	10,370	376,086
East Japan Railway Co.	67,418	3,519,689
Ebara Corp.	10,800	423,080
EDION Corp.	49,600	467,632
Eisai Co., Ltd.	20,600	943,374
Electric Power Development Co., Ltd.	61,600	1,039,359
ENEOS Holdings, Inc.	1,363,350	5,273,986
Exeo Group, Inc.	19,901	333,459
FANUC Corp.	10,400	1,793,589
Fast Retailing Co., Ltd.	2,100	1,271,740
SECURITY	NUMBER OF SHARES	VALUE ($)
Fuji Electric Co., Ltd.	15,100	682,005
FUJIFILM Holdings Corp.	35,800	2,044,968
Fujikura Ltd.	77,000	465,481
Fujitsu Ltd.	22,100	2,962,778
Furukawa Electric Co., Ltd.	26,700	466,706
GS Yuasa Corp.	21,019	383,767
H2O Retailing Corp.	62,900	473,036
Hakuhodo DY Holdings, Inc.	44,900	461,826
Hankyu Hanshin Holdings, Inc.	29,500	855,698
Hanwa Co., Ltd.	22,600	494,280
Haseko Corp.	71,500	870,470
Hino Motors Ltd.	99,165	515,382
Hitachi Construction Machinery Co., Ltd.	18,750	413,660
Hitachi Ltd.	133,900	6,779,095
Hitachi Metals Ltd. *	27,500	422,863
Hokkaido Electric Power Co., Inc.	107,800	414,063
Hokuriku Electric Power Co.	80,502	328,057
Honda Motor Co., Ltd.	505,800	12,962,226
Hoya Corp.	10,050	1,006,926
Idemitsu Kosan Co., Ltd.	79,569	2,069,176
IHI Corp.	30,000	791,031
Iida Group Holdings Co., Ltd.	36,000	589,407
Inpex Corp.	196,300	2,249,946
Isetan Mitsukoshi Holdings Ltd.	116,000	928,701
Isuzu Motors Ltd.	110,600	1,213,127
ITOCHU Corp.	163,900	4,771,073
Itoham Yonekyu Holdings, Inc.	63,042	315,940
Iwatani Corp.	9,751	408,730
J. Front Retailing Co., Ltd.	59,400	500,060
Japan Airlines Co., Ltd. *	32,400	561,272
Japan Exchange Group, Inc.	21,000	333,915
Japan Post Holdings Co., Ltd.	364,000	2,620,738
Japan Post Insurance Co., Ltd.	35,100	567,492
Japan Tobacco, Inc.	169,200	3,038,089
JFE Holdings, Inc.	187,600	2,115,161
JGC Holdings Corp.	56,500	694,860
JSR Corp.	14,500	401,620
JTEKT Corp.	100,600	745,942
Kajima Corp.	120,200	1,372,167
Kaneka Corp.	18,000	487,712
Kanematsu Corp.	30,667	319,681
Kao Corp.	47,100	2,048,586
Kawasaki Heavy Industries Ltd.	44,500	874,003
KDDI Corp.	236,200	7,573,120
Keio Corp.	10,000	382,901
Kewpie Corp.	23,000	399,536
Keyence Corp.	2,592	1,027,319
Kikkoman Corp.	9,200	545,511
Kinden Corp.	31,900	376,621
Kintetsu Group Holdings Co., Ltd.	22,000	727,033
Kirin Holdings Co., Ltd.	115,800	1,904,719
Kobe Steel Ltd.	191,200	888,861
Koito Manufacturing Co., Ltd.	17,700	581,829
Komatsu Ltd.	134,400	3,107,109
Konica Minolta, Inc.	226,800	804,435
K's Holdings Corp.	54,400	549,313
Kubota Corp.	107,200	1,779,878
Kuraray Co., Ltd.	97,100	781,562
Kurita Water Industries Ltd.	8,853	359,074
Kyocera Corp.	36,600	2,034,552
Kyushu Electric Power Co., Inc.	205,200	1,341,298
Kyushu Railway Co.	27,400	574,461
Lion Corp.	29,721	342,191
Lixil Corp.	43,300	896,104
Makita Corp.	22,700	554,753
Marubeni Corp.	301,300	2,802,773
MatsukiyoCocokara & Co.	17,400	656,949
Mazda Motor Corp.	288,200	2,429,402
Medipal Holdings Corp.	57,772	871,629

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MEIJI Holdings Co., Ltd.	23,900	1,247,819
MINEBEA MITSUMI, Inc.	42,100	757,300
MISUMI Group, Inc.	14,800	368,199
Mitsubishi Chemical Group Corp.	341,600	1,920,997
Mitsubishi Corp.	202,600	6,021,125
Mitsubishi Electric Corp.	408,600	4,312,457
Mitsubishi Estate Co., Ltd.	109,000	1,618,825
Mitsubishi Gas Chemical Co., Inc.	39,387	572,515
Mitsubishi Heavy Industries Ltd.	86,000	3,193,392
Mitsubishi Materials Corp.	57,100	863,883
Mitsubishi Motors Corp. *	237,400	827,172
Mitsubishi Shokuhin Co., Ltd.	7,914	205,786
Mitsubishi UFJ Financial Group, Inc.	1,407,734	7,931,866
Mitsui & Co., Ltd.	212,000	4,677,200
Mitsui Chemicals, Inc.	41,400	872,059
Mitsui Fudosan Co., Ltd.	98,100	2,192,477
Mitsui Mining & Smelting Co., Ltd.	14,600	349,646
Mitsui O.S.K. Lines Ltd.	36,300	995,379
Mizuho Financial Group, Inc.	342,121	4,080,263
Morinaga Milk Industry Co., Ltd.	8,010	295,352
MS&AD Insurance Group Holdings, Inc.	65,490	2,123,928
Murata Manufacturing Co., Ltd.	36,500	2,131,990
Nagase & Co., Ltd.	38,900	585,118
Nagoya Railroad Co., Ltd.	34,100	549,694
NEC Corp.	43,600	1,609,469
NGK Insulators Ltd.	41,000	599,675
NGK Spark Plug Co., Ltd.	39,300	769,590
NH Foods Ltd.	32,500	984,642
NHK Spring Co., Ltd.	61,800	421,151
Nichirei Corp.	22,100	394,339
Nidec Corp.	16,700	1,160,551
Nikon Corp.	66,500	765,850
Nintendo Co., Ltd.	4,480	2,003,335
Nippon Electric Glass Co., Ltd.	17,200	342,450
Nippon Light Metal Holdings Co., Ltd.	28,320	338,689
Nippon Paper Industries Co., Ltd.	63,600	461,236
Nippon Steel Corp.	227,300	3,382,276
Nippon Steel Trading Corp.	10,000	388,770
Nippon Suisan Kaisha Ltd.	79,857	359,519
Nippon Telegraph & Telephone Corp.	228,216	6,519,063
Nippon Yusen K.K.	14,300	1,123,284
Nissan Chemical Corp.	7,164	366,318
Nissan Motor Co., Ltd.	868,800	3,303,926
Nisshin Seifun Group, Inc.	46,230	569,066
Nissin Foods Holdings Co., Ltd.	5,800	420,071
Nitori Holdings Co., Ltd.	5,200	550,153
Nitto Denko Corp.	19,400	1,249,268
NOK Corp.	50,700	455,263
Nomura Holdings, Inc.	356,700	1,360,993
Nomura Real Estate Holdings, Inc.	18,000	436,669
NSK Ltd.	146,100	818,175
NTT Data Corp.	54,400	823,344
Obayashi Corp.	201,902	1,484,875
Odakyu Electric Railway Co., Ltd.	26,900	385,811
Oji Holdings Corp.	254,000	1,058,965
Olympus Corp.	40,700	871,068
Omron Corp.	14,800	827,734
Ono Pharmaceutical Co., Ltd.	24,500	688,913
Oriental Land Co., Ltd.	3,600	546,583
ORIX Corp.	123,200	2,195,648
Osaka Gas Co., Ltd.	84,100	1,511,958
Otsuka Corp.	11,400	355,517
Otsuka Holdings Co., Ltd.	46,600	1,664,689
PALTAC Corp.	10,100	316,620
Pan Pacific International Holdings Corp.	27,300	425,074
Panasonic Holdings Corp.	502,550	4,149,121
Penta-Ocean Construction Co., Ltd.	76,414	420,007
Persol Holdings Co., Ltd.	20,400	422,316
Recruit Holdings Co., Ltd.	50,200	1,876,126
SECURITY	NUMBER OF SHARES	VALUE ($)
Renesas Electronics Corp. *	41,100	391,471
Rengo Co., Ltd.	63,617	372,042
Resona Holdings, Inc.	262,958	1,021,920
Ricoh Co., Ltd.	151,300	1,216,915
Rinnai Corp.	4,220	320,840
Rohm Co., Ltd.	8,400	623,369
Ryohin Keikaku Co., Ltd.	32,200	319,609
Sankyu, Inc.	12,700	421,142
Santen Pharmaceutical Co., Ltd.	36,600	296,465
Sanwa Holdings Corp.	37,430	404,342
SBI Holdings, Inc.	20,800	421,978
Secom Co., Ltd.	19,300	1,289,048
Sega Sammy Holdings, Inc.	24,247	416,401
Seiko Epson Corp.	51,300	770,663
Seino Holdings Co., Ltd.	51,300	425,508
Sekisui Chemical Co., Ltd.	69,900	983,455
Sekisui House Ltd.	110,196	1,951,725
Seven & i Holdings Co., Ltd.	111,100	4,528,459
SG Holdings Co., Ltd.	34,700	662,233
Shikoku Electric Power Co., Inc.	60,600	358,004
Shimadzu Corp.	13,600	483,873
Shimamura Co., Ltd.	6,000	575,361
Shimano, Inc.	3,100	517,843
Shimizu Corp.	165,700	939,294
Shin-Etsu Chemical Co., Ltd.	22,800	2,920,548
Shionogi & Co., Ltd.	15,500	795,017
Shiseido Co., Ltd.	19,800	814,438
Showa Denko K.K.	42,600	714,425
SMC Corp.	2,200	1,084,240
Softbank Corp.	368,700	4,263,002
SoftBank Group Corp.	219,400	9,216,286
Sohgo Security Services Co., Ltd.	9,401	263,453
Sojitz Corp.	64,260	976,532
Sompo Holdings, Inc.	41,100	1,834,343
Sony Group Corp.	60,800	5,157,537
Stanley Electric Co., Ltd.	27,075	475,771
Subaru Corp.	201,100	3,499,322
SUMCO Corp.	25,000	349,818
Sumitomo Chemical Co., Ltd.	373,300	1,467,043
Sumitomo Corp.	222,000	3,121,309
Sumitomo Electric Industries Ltd.	251,400	2,802,805
Sumitomo Forestry Co., Ltd.	31,600	490,638
Sumitomo Heavy Industries Ltd.	33,000	755,035
Sumitomo Metal Mining Co., Ltd.	25,600	804,961
Sumitomo Mitsui Financial Group, Inc.	177,410	5,565,723
Sumitomo Mitsui Trust Holdings, Inc.	42,800	1,405,948
Sumitomo Realty & Development Co., Ltd.	36,100	996,832
Sumitomo Rubber Industries Ltd.	68,200	614,917
Sundrug Co., Ltd.	14,662	343,930
Suntory Beverage & Food Ltd.	16,600	654,994
Suzuken Co., Ltd.	32,930	910,150
Suzuki Motor Corp.	91,500	2,999,309
Sysmex Corp.	6,900	483,082
T&D Holdings, Inc.	60,950	689,834
Taiheiyo Cement Corp.	50,600	759,155
Taisei Corp.	43,600	1,391,137
Taiyo Yuden Co., Ltd.	9,200	326,968
Takashimaya Co., Ltd.	51,700	555,401
Takeda Pharmaceutical Co., Ltd.	141,621	4,155,187
TDK Corp.	42,100	1,325,925
Teijin Ltd.	73,100	774,563
Terumo Corp.	27,100	925,291
The Chugoku Electric Power Co., Inc.	95,400	623,369
The Kansai Electric Power Co., Inc.	245,200	2,486,016
The Yokohama Rubber Co., Ltd.	29,400	430,634
TIS, Inc.	20,400	578,424
Tobu Railway Co., Ltd.	25,800	612,618
Toho Gas Co., Ltd.	17,100	411,662

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toho Holdings Co., Ltd.	27,900	427,255
Tohoku Electric Power Co., Inc.	268,300	1,485,462
Tokio Marine Holdings, Inc.	63,100	3,693,869
Tokuyama Corp.	22,975	310,608
Tokyo Electric Power Co. Holdings, Inc. *	1,316,700	5,181,694
Tokyo Electron Ltd.	5,200	1,789,806
Tokyo Gas Co., Ltd.	109,900	2,158,536
Tokyu Corp.	64,800	794,550
Tokyu Fudosan Holdings Corp.	107,700	583,621
Toppan, Inc.	73,000	1,242,128
Toray Industries, Inc.	359,900	1,971,294
Toshiba Corp.	52,400	2,125,738
Tosoh Corp.	70,700	921,588
TOTO Ltd.	15,800	538,177
Toyo Seikan Group Holdings Ltd.	53,200	612,630
Toyo Suisan Kaisha Ltd.	12,347	524,598
Toyoda Gosei Co., Ltd.	26,200	413,467
Toyota Industries Corp.	17,500	1,065,565
Toyota Motor Corp.	1,516,190	24,609,316
Toyota Tsusho Corp.	53,600	1,829,338
TS Tech Co., Ltd.	38,100	434,451
Tsuruha Holdings, Inc.	6,500	370,328
UBE Corp.	39,800	623,167
Unicharm Corp.	16,600	601,289
West Japan Railway Co.	39,863	1,464,196
Yakult Honsha Co., Ltd.	8,600	523,736
Yamada Holdings Co., Ltd.	301,400	1,088,169
Yamaha Corp.	11,900	507,583
Yamaha Motor Co., Ltd.	65,800	1,271,067
Yamato Holdings Co., Ltd.	66,400	1,161,934
Yamazaki Baking Co., Ltd.	38,600	466,039
Yaskawa Electric Corp.	13,500	472,823
Yokogawa Electric Corp.	30,400	539,091
Z Holdings Corp.	127,900	452,029
		421,901,277

Netherlands 2.2%
Aalberts N.V.	7,342	314,648
ABN AMRO Bank N.V.	90,148	919,320
Aegon N.V.	303,495	1,333,012
Akzo Nobel N.V.	25,746	1,732,718
APERAM S.A.	8,538	278,375
ArcelorMittal S.A.	144,645	3,568,961
ASML Holding N.V.	4,485	2,577,789
ASR Nederland N.V.	19,769	826,293
Heineken Holding N.V.	13,255	1,047,394
Heineken N.V.	15,802	1,557,869
ING Groep N.V.	448,188	4,353,619
Koninklijke Ahold Delhaize N.V.	213,752	5,886,457
Koninklijke DSM N.V.	9,195	1,472,571
Koninklijke KPN N.V.	397,109	1,310,059
Koninklijke Philips N.V.	94,049	1,946,462
NN Group N.V.	42,209	1,980,547
Randstad N.V.	22,716	1,148,134
SBM Offshore N.V.	23,635	329,867
Signify N.V.	19,828	643,974
SNS Reaal N.V. *(a)	124,822	0
Unibail-Rodamco-Westfield *	15,573	884,309
Wolters Kluwer N.V.	9,555	1,037,695
		35,150,073

New Zealand 0.1%
Fletcher Building Ltd.	151,243	492,076
Spark New Zealand Ltd.	194,719	626,134
		1,118,210

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 0.8%
DNB Bank A.S.A.	81,173	1,601,200
Equinor A.S.A.	136,768	5,266,099
Mowi A.S.A.	38,139	880,061
Norsk Hydro A.S.A.	167,435	1,134,411
Orkla A.S.A.	80,727	696,857
Subsea 7 S.A.	70,606	636,342
Telenor A.S.A.	103,684	1,259,154
Yara International A.S.A.	24,752	1,054,864
		12,528,988

Poland 0.3%
Bank Polska Kasa Opieki S.A.	16,736	265,066
Grupa Lotos S.A. (a)	31,730	555,585
KGHM Polska Miedz S.A.	16,089	403,315
PGE Polska Grupa Energetyczna S.A. *	217,596	486,484
Polski Koncern Naftowy Orlen S.A.	134,076	2,190,122
Polskie Gornictwo Naftowe i Gazownictwo S.A. *	389,482	582,003
Powszechna Kasa Oszczednosci Bank Polski S.A. *	56,555	320,073
Powszechny Zaklad Ubezpieczen S.A.	88,852	582,053
		5,384,701

Portugal 0.2%
EDP - Energias de Portugal S.A.	379,358	1,919,135
Galp Energia, SGPS, S.A.	114,347	1,206,999
Jeronimo Martins, SGPS, S.A.	25,248	584,414
		3,710,548

Republic of Korea 5.4%
Amorepacific Corp.	2,579	256,661
BNK Financial Group, Inc.	70,409	368,417
CJ CheilJedang Corp.	1,849	557,314
CJ Corp.	8,236	506,090
Coway Co., Ltd.	6,847	337,772
DB Insurance Co., Ltd.	12,730	592,457
Doosan Enerbility Co., Ltd. *	21,834	316,767
E-MART, Inc.	8,407	732,669
GS Engineering & Construction Corp.	16,377	376,496
GS Holdings Corp.	26,485	848,962
Hana Financial Group, Inc.	45,349	1,299,543
Hankook Tire & Technology Co., Ltd.	21,531	577,152
Hanwha Corp.	26,637	566,334
Hanwha Solutions Corp. *	14,228	480,698
HD Hyundai Co., Ltd.	21,397	938,246
Hyundai Engineering & Construction Co., Ltd.	22,332	726,156
Hyundai Glovis Co., Ltd.	4,854	681,271
Hyundai Marine & Fire Insurance Co., Ltd.	23,251	587,341
Hyundai Mobis Co., Ltd.	16,752	2,948,471
Hyundai Motor Co.	28,311	4,280,995
Hyundai Steel Co.	35,182	925,431
Industrial Bank of Korea	57,369	415,197
KB Financial Group, Inc.	46,764	1,739,243
Kia Corp.	49,248	3,083,288
Korea Electric Power Corp. *	169,137	2,913,030
Korea Gas Corp.	14,099	404,178
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	8,825	576,693
Korea Zinc Co., Ltd.	1,476	542,629
Korean Air Lines Co., Ltd. *	21,459	419,291
KT&G Corp.	15,423	972,097
LG Chem Ltd.	3,433	1,598,935

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LG Corp.	8,748	546,013
LG Display Co., Ltd.	100,053	1,182,858
LG Electronics, Inc.	24,612	1,795,257
LG H&H Co., Ltd.	732	439,953
LG Innotek Co., Ltd.	1,621	454,495
LG Uplus Corp.	72,650	700,062
Lotte Chemical Corp.	5,464	743,417
Lotte Shopping Co., Ltd.	7,344	540,290
NAVER Corp.	2,132	426,488
NCSoft Corp.	699	200,815
POSCO Holdings, Inc.	23,503	4,389,369
Posco International Corp.	29,037	460,618
Samsung C&T Corp.	11,811	1,096,459
Samsung Electro-Mechanics Co., Ltd.	5,531	609,070
Samsung Electronics Co., Ltd.	564,325	26,712,404
Samsung Fire & Marine Insurance Co., Ltd.	6,829	1,037,475
Samsung Life Insurance Co., Ltd.	12,556	586,953
Samsung SDI Co., Ltd.	1,415	621,963
Samsung SDS Co., Ltd.	4,758	499,055
Shinhan Financial Group Co., Ltd.	76,047	2,094,274
SK Hynix, Inc.	60,594	4,580,712
SK Innovation Co., Ltd. *	13,636	1,975,491
SK Telecom Co., Ltd.	12,311	508,142
SK, Inc.	11,950	2,026,977
S-Oil Corp.	8,139	580,110
Woori Financial Group, Inc.	94,803	869,977
		87,248,521

Singapore 0.8%
ComfortDelGro Corp., Ltd.	446,500	459,382
DBS Group Holdings Ltd.	109,344	2,495,049
Golden Agri-Resources Ltd.	1,895,846	356,968
Jardine Cycle & Carriage Ltd.	26,500	537,874
Keppel Corp., Ltd.	149,100	744,931
Oversea-Chinese Banking Corp., Ltd.	256,644	2,174,980
Singapore Airlines Ltd. *	153,970	609,128
Singapore Telecommunications Ltd.	947,686	1,792,143
United Overseas Bank Ltd.	88,852	1,772,716
Venture Corp., Ltd.	31,600	402,591
Wilmar International Ltd.	386,266	1,125,543
		12,471,305

Spain 2.9%
Acciona S.A.	2,226	458,045
Acerinox S.A.	34,002	331,735
ACS, Actividades de Construccion y Servicios S.A.	59,251	1,424,255
Aena SME S.A. *	4,581	579,449
Amadeus IT Group S.A. *	19,042	1,110,343
Banco Bilbao Vizcaya Argentaria S.A.	1,129,371	5,117,936
Banco De Sabadell S.A.	1,604,083	1,027,035
Banco Santander S.A.	3,856,106	9,647,477
CaixaBank S.A.	379,993	1,141,018
Enagas S.A.	21,950	433,264
Endesa S.A.	47,239	865,863
Ferrovial S.A.	22,211	594,769
Grifols S.A. *	28,933	422,179
Iberdrola S.A.	610,058	6,514,488
Industria de Diseno Textil S.A.	75,091	1,823,732
Mapfre S.A.	219,858	355,103
Naturgy Energy Group S.A. (c)	40,593	1,190,677
Red Electrica Corp. S.A.	34,231	672,995
Repsol S.A.	373,199	4,649,408
Telefonica S.A.	1,709,734	7,631,726
		45,991,497

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 1.8%
Alfa Laval AB	15,899	475,409
Assa Abloy AB, B Shares	45,391	1,072,409
Atlas Copco AB, A Shares	97,998	1,145,534
Atlas Copco AB, B Shares	61,102	634,708
Boliden AB	31,875	1,065,226
Electrolux AB, B Shares	33,436	482,275
Epiroc AB, A Shares	19,845	350,893
Epiroc AB, B Shares	14,864	236,094
Essity AB, B Shares	50,750	1,291,845
H & M Hennes & Mauritz AB, B Shares	124,876	1,597,731
Hexagon AB, B Shares	50,504	594,661
Husqvarna AB, B Shares	40,201	320,391
Industrivarden AB, A Shares	10,505	274,097
Industrivarden AB, C Shares	9,031	233,002
Investor AB, A Shares	31,276	643,043
Investor AB, B Shares	94,757	1,768,328
Lundin Energy Mergerco AB *(a)	13,100	452,557
Orron Energy AB	13,775	17,006
Sandvik AB	71,285	1,313,510
Securitas AB, B Shares (c)	58,862	595,231
Skandinaviska Enskilda Banken AB, A Shares	95,148	1,030,779
Skanska AB, B Shares	52,012	887,322
SKF AB, B Shares	49,919	840,109
SSAB AB, A Shares	42,561	205,969
SSAB AB, B Shares	128,876	591,308
Svenska Cellulosa AB, S.C.A., B Shares	27,415	400,796
Svenska Handelsbanken AB, A Shares	122,876	1,104,890
Swedbank AB, A Shares	105,504	1,461,247
Swedish Match AB	71,546	748,981
Tele2 AB, B Shares	41,299	471,785
Telefonaktiebolaget LM Ericsson, B Shares	186,226	1,416,480
Telia Co. AB	416,351	1,538,145
Trelleborg AB, B Shares	22,388	550,085
Volvo AB, A Shares	26,085	486,055
Volvo AB, B Shares	173,927	3,122,689
		29,420,590

Switzerland 5.0%
ABB Ltd.	95,966	2,917,328
Adecco Group AG	43,234	1,523,004
Alcon, Inc.	15,857	1,248,011
Baloise Holding AG	3,494	556,696
Barry Callebaut AG	185	409,897
Chocoladefabriken Lindt & Spruengli AG	3	345,966
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	33	364,936
Cie Financiere Richemont S.A., Class A	23,008	2,774,247
Clariant AG *	21,204	397,268
Credit Suisse Group AG	217,859	1,267,191
DKSH Holding AG	5,706	469,025
Dufry AG *	9,529	358,784
Geberit AG	1,325	697,847
Georg Fischer AG	7,286	445,312
Givaudan S.A.	267	933,314
Holcim AG *	76,686	3,595,703
Julius Baer Group Ltd.	10,547	545,386
Kuehne & Nagel International AG	2,447	659,029
Logitech International S.A.	6,181	347,756
Lonza Group AG	1,344	816,818
Nestle S.A.	142,753	17,491,136
Novartis AG	113,971	9,793,486
Partners Group Holding AG	442	482,552
Roche Holding AG	35,896	11,917,634
Roche Holding AG, Bearer Shares	1,388	565,838

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Schindler Holding AG	1,144	217,230
Schindler Holding AG, Participation Certificates	2,215	432,941
SGS S.A.	303	739,462
SIG Group AG *	17,272	450,597
Sika AG	3,037	750,405
Sonova Holding AG	1,337	481,563
Swiss Life Holding AG	2,538	1,344,471
Swiss Prime Site AG	4,594	418,346
Swiss Re AG	29,535	2,216,212
Swisscom AG	2,695	1,457,018
The Swatch Group AG	5,818	290,543
The Swatch Group AG, Bearer Shares	3,598	957,848
UBS Group AG	244,086	3,988,444
Zurich Insurance Group AG	11,698	5,106,508
		79,775,752

United Kingdom 16.8%
3i Group plc	47,832	743,202
abrdn plc	493,643	1,000,823
Admiral Group plc	11,047	258,186
Anglo American plc	101,788	3,679,112
Antofagasta plc	24,220	344,619
Ashtead Group plc	20,641	1,161,876
Associated British Foods plc	55,479	1,133,179
AstraZeneca plc	54,028	7,106,908
Aviva plc	381,397	1,847,038
B&M European Value Retail S.A.	58,039	300,517
BAE Systems plc	300,075	2,820,326
Balfour Beatty plc	138,377	472,854
Barclays plc	1,934,173	3,705,030
Barratt Developments plc	165,254	1,013,287
Bellway plc	21,747	649,888
Berkeley Group Holdings plc *	14,748	764,292
BP plc	5,056,077	24,745,754
British American Tobacco plc	249,716	9,784,780
BT Group plc	1,959,072	3,867,840
Bunzl plc	25,468	955,831
Burberry Group plc	33,193	729,700
Centrica plc *	2,157,125	2,311,356
Coca-Cola HBC AG *	18,608	457,973
Compass Group plc	141,025	3,305,123
CRH plc	82,817	3,176,932
Croda International plc	4,294	392,686
Currys plc	599,174	489,923
DCC plc	15,618	1,019,688
Diageo plc	83,069	3,935,133
Direct Line Insurance Group plc	248,938	624,722
Drax Group plc	53,848	516,548
DS Smith plc	176,052	627,553
Entain plc *	17,333	255,056
Experian plc	28,678	1,004,081
Ferguson plc	16,804	2,113,921
FirstGroup plc	386,455	631,160
Flutter Entertainment plc *	2,984	299,939
Glencore plc *	2,529,738	14,337,793
GSK plc	321,332	6,751,259
Haleon plc *	402,439	1,430,083
Hays plc	326,474	509,354
HSBC Holdings plc	2,309,909	14,469,170
IMI plc	17,832	291,179
Imperial Brands plc	172,265	3,782,307
Inchcape plc	74,407	761,569
Informa plc *	85,045	618,502
InterContinental Hotels Group plc	7,992	473,726
International Consolidated Airlines Group S.A. *(c)	285,133	414,636
Intertek Group plc	8,787	469,623
SECURITY	NUMBER OF SHARES	VALUE ($)
ITV plc	581,099	522,651
J Sainsbury plc	485,875	1,310,682
John Wood Group plc *	215,915	413,867
Johnson Matthey plc	46,297	1,210,411
Kingfisher plc	461,965	1,461,598
Land Securities Group plc	45,354	405,285
Legal & General Group plc	560,485	1,789,918
Lloyds Banking Group plc	9,770,930	5,409,754
London Stock Exchange Group plc	5,147	502,310
M&G plc	905,481	2,360,319
Marks & Spencer Group plc *	579,903	1,005,365
Meggitt plc *	54,114	521,263
Melrose Industries plc	331,780	653,095
Micro Focus International plc	98,582	343,422
Mondi plc	66,915	1,269,860
National Grid plc	363,985	5,011,926
Natwest Group plc	305,883	929,045
Next plc	7,764	646,367
Pearson plc	90,252	835,305
Pennon Group plc	27,702	339,085
Persimmon plc	47,891	1,104,664
Phoenix Group Holdings plc	46,774	368,515
Prudential plc	147,277	1,816,571
Reckitt Benckiser Group plc	33,565	2,722,616
RELX plc	71,774	2,125,188
Rentokil Initial plc	58,141	383,903
Rio Tinto plc	132,488	7,998,231
Royal Mail plc	262,925	908,615
Severn Trent plc	18,535	666,367
Shell plc	1,972,532	52,619,880
Smith & Nephew plc	63,814	818,169
Smiths Group plc	34,156	644,599
Smurfit Kappa Group plc	25,579	929,976
Spectris plc	9,110	346,505
SSE plc (c)	128,527	2,775,977
St. James's Place plc	21,989	330,298
Standard Chartered plc	276,005	1,902,417
Tate & Lyle plc	53,657	525,643
Taylor Wimpey plc	630,042	980,647
Tesco plc	1,434,758	4,601,463
The Sage Group plc	57,730	497,524
The Weir Group plc	16,547	338,366
Travis Perkins plc	37,373	479,669
TUI AG *(c)	289,705	468,117
Unilever plc	185,325	9,025,863
United Utilities Group plc	55,188	733,257
Vodafone Group plc	7,277,968	10,725,230
Whitbread plc	16,101	512,492
WPP plc	153,360	1,655,120
		268,503,447
Total Common Stocks (Cost $1,439,874,784)		1,576,582,364

PREFERRED STOCKS 0.9% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	12,575	954,758
FUCHS PETROLUB SE	11,894	356,380
Henkel AG & Co. KGaA	21,531	1,375,471
Volkswagen AG	41,169	5,820,879
		8,507,488

Italy 0.0%
Telecom Italia S.p.A. - RSP *	3,243,627	678,952

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.4%
Amorepacific Corp.	1,958	72,434
Hyundai Motor Co., Ltd.	5,022	364,732
Hyundai Motor Co., Ltd. 2nd	7,473	543,566
LG Chem Ltd.	936	210,127
LG Electronics, Inc.	4,507	161,028
LG H&H Co., Ltd.	94	27,439
Samsung Electronics Co., Ltd.	97,241	4,273,706
Samsung SDI Co., Ltd.	40	9,063
		5,662,095

Spain 0.0%
Grifols S.A., B Shares *	10,479	94,412
Total Preferred Stocks (Cost $16,001,443)		14,942,947

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (d)(e)	6,325,890	6,325,890
Total Short-Term Investments (Cost $6,325,890)		6,325,890
Total Investments in Securities (Cost $1,462,202,117)		1,597,851,201

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/16/22	112	10,931,760	308,398

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $6,089,787.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$847,775,747	$—	$847,775,747
Australia	1,015,111	91,060,262	325,166	92,400,539
Belgium	309,881	11,174,853	—	11,484,734
Canada	127,757,720	—	—	127,757,720
France	496,506	127,903,103	—	128,399,609
Hong Kong	447,529	29,655,514	202,161	30,305,204
Netherlands	—	35,150,073	0*	35,150,073
Poland	—	4,829,116	555,585	5,384,701
Sweden	—	28,968,033	452,557	29,420,590
United Kingdom	1,902,937	266,600,510	—	268,503,447
Preferred Stocks[1]	—	14,942,947	—	14,942,947
Short-Term Investments[1]	6,325,890	—	—	6,325,890
Futures Contracts[2]	308,398	—	—	308,398
Total	$138,563,972	$1,458,060,158	$1,535,469	$1,598,159,599

*	Level 3 amount shown includes securities determined to have no value at July 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 5.3%
29Metals Ltd. *	57,478	61,075
Adbri Ltd.	201,142	358,699
ALS Ltd.	53,212	437,053
Ansell Ltd.	36,721	674,185
ARB Corp., Ltd.	4,852	113,935
ASX Ltd.	10,709	665,615
Austal Ltd.	174,786	328,347
Bank of Queensland Ltd.	138,469	733,359
Bapcor Ltd.	57,107	267,755
Beach Energy Ltd.	452,242	582,813
Bega Cheese Ltd.	70,746	173,084
Bendigo & Adelaide Bank Ltd.	141,593	1,027,488
Blackmores Ltd.	2,708	147,875
Boral Ltd.	242,779	494,750
Breville Group Ltd.	12,160	179,775
carsales.com Ltd.	16,961	247,261
Challenger Ltd.	113,994	563,103
Champion Iron Ltd.	24,272	82,813
Charter Hall Group	20,749	187,511
Charter Hall Retail REIT	55,100	163,098
Cleanaway Waste Management Ltd.	184,188	354,836
Cochlear Ltd.	3,716	560,101
Collins Foods Ltd.	20,283	147,849
Coronado Global Resources, Inc.	261,298	259,947
Costa Group Holdings Ltd.	92,152	167,064
Credit Corp. Group Ltd.	3,471	59,010
Cromwell Property Group	254,501	150,451
CSR Ltd.	190,060	609,961
Dexus	105,658	710,022
Domino's Pizza Enterprises Ltd.	3,651	186,675
Eagers Automotive Ltd.	43,201	381,916
Eclipx Group Ltd. *	168,085	311,249
Elders Ltd.	29,776	236,606
Endeavour Group Ltd.	226,949	1,264,431
Event Hospitality & Entertainment Ltd. *	26,880	268,865
Evolution Mining Ltd.	283,542	523,781
Flight Centre Travel Group Ltd. *	41,488	504,545
G.U.D. Holdings Ltd.	18,080	111,857
G8 Education Ltd.	392,926	293,340
Genworth Mortgage Insurance Australia Ltd.	139,334	276,089
GrainCorp Ltd., Class A	101,324	611,666
GWA Group Ltd.	92,199	134,467
Harvey Norman Holdings Ltd.	163,996	478,563
Healius Ltd.	116,380	317,093
Humm Group Ltd.	225,162	79,138
IGO Ltd.	37,058	290,380
Iluka Resources Ltd.	30,500	207,004
Inghams Group Ltd.	72,004	149,287
Insignia Financial Ltd.	158,923	345,756
InvoCare Ltd.	18,622	144,462
IRESS Ltd.	29,659	237,837
SECURITY	NUMBER OF SHARES	VALUE ($)
Link Administration Holdings Ltd.	112,442	346,671
Magellan Financial Group Ltd.	19,152	196,773
McMillan Shakespeare Ltd.	22,677	195,537
Mineral Resources Ltd.	13,993	533,191
Monadelphous Group Ltd.	50,566	367,095
Myer Holdings Ltd.	928,872	306,420
nib Holdings Ltd.	96,893	495,517
Nine Entertainment Co. Holdings Ltd.	213,553	311,567
Northern Star Resources Ltd.	86,343	474,509
NRW Holdings Ltd.	294,956	403,788
Nufarm Ltd.	122,180	444,962
oOh!media Ltd.	66,696	58,682
OZ Minerals Ltd.	38,562	515,005
Pact Group Holdings Ltd.	41,345	58,813
Pendal Group Ltd.	100,096	338,998
Perenti Global Ltd.	555,386	224,053
Perpetual Ltd.	14,088	300,695
Perseus Mining Ltd.	58,748	69,723
Platinum Asset Management Ltd.	135,195	173,588
Premier Investments Ltd.	11,286	167,864
Qube Holdings Ltd.	214,990	418,184
Ramelius Resources Ltd.	69,287	52,497
REA Group Ltd.	1,987	175,302
Reece Ltd.	24,838	268,258
Regis Resources Ltd.	255,068	316,019
Reliance Worldwide Corp., Ltd.	91,197	284,933
Sandfire Resources Ltd.	79,278	255,842
SEEK Ltd.	29,676	480,666
Service Stream Ltd. *	130,844	96,604
Seven Group Holdings Ltd.	19,124	236,943
Shopping Centres Australasia Property Group	103,704	216,428
Sierra Rutile Holdings Ltd. *	30,500	6,819
Silver Lake Resources Ltd. *	53,710	54,307
Southern Cross Media Group Ltd.	132,261	111,035
St. Barbara Ltd.	373,987	294,874
Steadfast Group Ltd.	57,928	217,174
Super Retail Group Ltd.	55,265	385,794
Tassal Group Ltd.	78,215	269,353
The GPT Group	199,648	642,307
The Star Entertainment Grp Ltd. *	337,687	731,650
United Malt Grp Ltd.	43,143	111,418
Virgin Australia International Holdings Ltd. *(a)	176,214	0
Washington H Soul Pattinson & Co., Ltd.	14,397	260,653
Waypoint REIT Ltd.	43,067	79,333
Webjet Ltd. *	15,846	57,737
Whitehaven Coal Ltd.	395,020	1,739,226
		31,610,649

Austria 0.7%
ANDRITZ AG	18,529	866,968
AT&S Austria Technologie & Systemtechnik AG	4,678	233,733

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CA Immobilien Anlagen AG	5,342	174,362
EVN AG	9,538	224,957
IMMOFINANZ AG *	3,608	55,129
Lenzing AG	4,173	336,754
Mayr Melnhof Karton AG	2,605	416,220
Oesterreichische Post AG (b)	11,094	319,694
S IMMO AG	6,662	155,391
Strabag SE	5,427	224,362
UNIQA Insurance Group AG	34,215	234,410
Verbund AG	4,123	453,388
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,890	295,933
		3,991,301

Belgium 1.2%
Ackermans & van Haaren N.V.	5,088	747,944
Aedifica S.A.	605	62,814
AGFA-Gevaert N.V. *	66,450	240,425
Barco N.V.	15,314	401,247
Befimmo S.A.	933	45,221
Bekaert S.A.	15,690	555,700
bpost S.A.	84,483	530,209
Cie d'Entreprises CFE *	2,687	26,254
Cofinimmo S.A.	2,532	284,949
Deme Group N.V. *	2,687	310,655
D'ieteren Group	4,057	665,860
Elia Group S.A./N.V.	3,826	580,832
Euronav N.V.	65,796	898,364
Fagron	4,815	73,442
KBC Ancora	3,784	132,535
Melexis N.V.	2,363	202,752
Ontex Group N.V. *	74,809	489,109
Recticel S.A.	5,309	81,499
Sofina S.A.	1,145	268,147
Telenet Group Holding N.V.	22,890	366,086
Tessenderlo Group S.A. *	8,638	270,721
Warehouses De Pauw CVA	4,654	158,209
		7,392,974

Canada 8.7%
Aecon Group, Inc.	30,817	267,126
Ag Growth International, Inc.	7,164	189,820
Air Canada *	63,482	862,092
Alamos Gold, Inc., Class A	45,171	356,980
Allied Properties Real Estate Investment Trust	12,931	345,049
Altus Group Ltd.	3,749	153,907
ARC Resources Ltd.	170,466	2,390,824
Aritzia, Inc. *	1,871	59,028
Artis Real Estate Investment Trust	36,859	335,618
ATS Automation Tooling Systems, Inc. *	5,878	186,133
AutoCanada, Inc. *	8,804	178,204
B2Gold Corp.	171,028	598,341
Badger Infrastructure Solutions Ltd.	8,162	195,868
Birchcliff Energy Ltd.	54,131	415,953
BlackBerry Ltd. *	35,280	216,824
Boardwalk Real Estate Investment Trust	6,499	247,871
Bombardier, Inc., Class B *	10,903	182,285
Boralex, Inc., Class A	7,079	256,835
Boyd Group Services, Inc.	2,353	295,836
Brookfield Infrastructure Corp., Class A	20,255	927,398
Brookfield Renewable Corp., Class A	2,646	103,522
BRP, Inc.	4,922	374,373
CAE, Inc. *	32,715	865,553
Cameco Corp.	37,177	957,477
Canaccord Genuity Group, Inc.	13,335	103,614
Canadian Apartment Properties REIT	13,906	526,789
SECURITY	NUMBER OF SHARES	VALUE ($)
Canadian Western Bank	15,890	321,014
Canfor Corp. *	25,457	541,723
Capital Power Corp.	22,406	863,310
Cargojet, Inc.	536	62,120
Cascades, Inc.	71,680	548,564
Celestica, Inc. *	88,086	927,945
Centerra Gold, Inc.	63,790	397,022
Chartwell Retirement Residences	38,368	340,969
Chemtrade Logistics Income Fund	65,110	427,101
Choice Properties Real Estate Investment Trust	26,589	296,299
Chorus Aviation, Inc. *	114,754	284,073
Cineplex, Inc. *	35,693	312,737
Cogeco Communications, Inc.	2,748	177,878
Cogeco, Inc.	6,754	359,918
Colliers International Group, Inc.	2,278	284,485
Corus Entertainment, Inc., B Shares	176,379	517,891
Crombie Real Estate Investment Trust	13,505	174,962
Doman Building Materials Group Ltd.	17,076	89,744
Dream Industrial Real Estate Investment Trust	6,297	62,058
Dream Office Real Estate Investment Trust	15,083	240,635
Dundee Precious Metals, Inc.	13,504	65,276
ECN Capital Corp.	27,320	127,581
Eldorado Gold Corp. *	14,130	86,840
Element Fleet Management Corp.	49,695	570,471
Enerflex Ltd.	74,403	342,804
Enerplus Corp.	56,864	793,534
Enghouse Systems Ltd.	2,414	61,832
EQB, Inc.	1,544	67,027
Exchange Income Corp.	10,065	368,472
Extendicare, Inc.	25,179	148,256
Fiera Capital Corp.	9,056	64,426
First Capital Real Estate Investment Trust	44,227	538,785
FirstService Corp.	1,727	231,035
Fortuna Silver Mines, Inc. *	22,676	64,988
Gibson Energy, Inc.	48,014	986,864
goeasy Ltd.	690	60,328
Granite Real Estate Investment Trust	3,061	193,095
H&R Real Estate Investment Trust	81,442	857,954
Hardwoods Distribution, Inc.	2,574	67,136
Home Capital Group, Inc.	13,393	273,393
Hudbay Minerals, Inc.	75,421	290,364
IAMGOLD Corp. *	195,092	321,459
IGM Financial, Inc.	18,608	540,272
Innergex Renewable Energy, Inc.	13,336	200,371
Interfor Corp. *	21,331	526,716
Killam Apartment Real Estate Investment Trust	11,240	157,907
Labrador Iron Ore Royalty Corp.	2,500	55,250
Laurentian Bank of Canada	12,131	395,888
LifeWorks, Inc.	11,315	279,042
Maple Leaf Foods, Inc.	24,604	522,034
Martinrea International, Inc.	90,495	660,047
MEG Energy Corp. *	75,748	1,042,862
Mullen Group Ltd.	38,736	441,643
NFI Group, Inc.	34,286	369,219
Northland Power, Inc.	25,289	829,044
NorthWest Healthcare Properties Real Estate Investment Trust	21,831	224,183
NuVista Energy Ltd. *	44,504	395,846
Obsidian Energy Ltd. *	8,096	69,039
OceanaGold Corp. *	252,523	459,473
Pan American Silver Corp.	23,363	475,452
Parex Resources, Inc.	33,820	629,627
Pason Systems, Inc.	20,275	243,512
Peyto Exploration & Development Corp.	65,857	740,573
PrairieSky Royalty Ltd.	20,004	293,526
Precision Drilling Corp. *	9,636	656,773

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Premium Brands Holdings Corp.	4,719	379,164
Primo Water Corp.	34,981	461,660
Richelieu Hardware Ltd.	9,491	287,202
Ritchie Bros. Auctioneers, Inc.	8,652	623,622
Russel Metals, Inc.	28,695	616,678
Secure Energy Services, Inc.	97,893	490,784
ShawCor Ltd. *	82,237	373,761
Shopify, Inc., Class A *	4,730	164,777
Sienna Senior Living, Inc.	16,192	171,713
Sierra Wireless, Inc. *	3,980	99,146
Silvercorp Metals, Inc.	20,606	54,711
Sleep Country Canada Holdings, Inc.	7,153	159,980
SmartCentres Real Estate Investment Trust	21,677	494,633
Spin Master Corp. *	2,352	87,666
SSR Mining, Inc.	16,564	273,059
Stantec, Inc.	15,856	782,430
Stelco Holdings, Inc.	6,189	174,668
Stella-Jones, Inc.	19,709	585,014
Superior Plus Corp.	53,503	483,409
The Descartes Systems Group, Inc. *	2,491	172,078
The North West Co., Inc.	13,987	376,613
TMX Group Ltd.	4,325	443,764
Torex Gold Resources, Inc. *	26,155	199,142
Toromont Industries Ltd.	9,062	763,216
TransAlta Corp.	83,858	960,024
TransAlta Renewables, Inc.	5,609	78,317
Transcontinental, Inc., Class A	41,366	524,606
Trican Well Service Ltd. *	28,721	85,005
Tricon Residential, Inc.	12,251	133,172
Turquoise Hill Resources Ltd. *	15,378	402,178
Uni-Select, Inc. *	7,399	213,728
Vermilion Energy, Inc.	91,816	2,374,002
Wajax Corp.	5,962	97,213
Western Forest Products, Inc.	97,874	113,883
Westshore Terminals Investment Corp.	9,466	250,815
Whitecap Resources, Inc.	92,023	703,530
Winpak Ltd.	8,149	295,211
Yamana Gold, Inc.	141,006	673,895
		51,238,456

Denmark 1.5%
Alm Brand A/S	73,599	110,759
Chr. Hansen Holding A/S	8,682	568,261
D/S Norden A/S	12,014	524,263
Demant A/S *	8,809	335,585
Dfds A/S	9,104	326,274
FLSmidth & Co. A/S	22,650	622,133
Genmab A/S *	1,167	415,242
GN Store Nord A/S	12,847	447,385
H Lundbeck A/S	68,951	340,798
H Lundbeck A/S, A Shares *	14,881	70,946
Jyske Bank A/S *	13,572	710,311
Matas A/S	10,299	110,499
NKT A/S *	5,638	288,864
Per Aarsleff Holding A/S	8,574	263,685
Ringkjoebing Landbobank A/S	1,734	194,716
Rockwool A/S, Class B	1,209	299,589
Royal Unibrew A/S	5,627	479,891
Scandinavian Tobacco Group A/S, Class A	18,137	347,365
Schouw & Co. A/S	4,993	371,759
SimCorp A/S	3,156	235,558
Solar A/S, B Shares	1,102	103,638
Spar Nord Bank A/S	7,305	83,701
Sydbank A/S	17,061	523,927
The Drilling Co. of 1972 A/S *	7,075	335,765
SECURITY	NUMBER OF SHARES	VALUE ($)
Topdanmark A/S	5,500	268,068
Tryg A/S	26,166	596,620
		8,975,602

Finland 1.0%
Aktia Bank Oyj	13,902	133,134
Cargotec Oyj, B Shares	16,593	586,842
Finnair Oyj *(b)	380,119	156,272
Kamux Corp.	6,327	52,171
Kemira Oyj	38,714	491,559
Kojamo Oyj	14,880	265,450
Konecranes Oyj	21,621	580,499
Metsa Board Oyj, B shares	40,446	360,567
Metso Outotec Oyj	21,554	178,180
Orion Oyj, B Shares	18,810	897,942
Sanoma Oyj	18,138	256,210
Terveystalo Oyj	7,987	75,026
TietoEVRY Oyj	20,500	557,598
Tokmanni Group Corp.	11,434	150,406
Uponor Oyj	12,455	187,513
Valmet Oyj	30,480	848,178
YIT Oyj	85,700	291,519
		6,069,066

France 4.1%
Accor S.A. *	28,692	744,526
Aeroports de Paris *	5,490	758,563
Albioma S.A.	5,217	265,855
Altarea S.C.A.	465	68,960
Alten S.A.	4,467	605,011
Amundi S.A.	9,882	536,541
Beneteau S.A.	12,469	143,388
BioMerieux	3,962	428,836
Carmila S.A.	4,087	64,688
CGG S.A. *	698,205	623,609
Cie Plastic Omnium S.A.	31,855	595,796
Coface S.A.	23,299	244,007
Covivio	8,316	525,934
Dassault Aviation S.A.	3,407	487,278
Derichebourg S.A.	32,082	204,485
Elior Group S.A. *	157,874	513,042
Eramet S.A.	2,526	267,393
Eurazeo SE	10,819	772,774
Eurofins Scientific SE	6,709	523,023
Euronext N.V.	5,627	458,480
Fnac Darty S.A.	11,516	461,938
Gaztransport Et Technigaz S.A.	2,493	343,844
Gecina S.A.	5,516	565,559
Getlink SE	48,944	979,581
ICADE	8,745	437,833
Imerys S.A.	18,564	629,067
Ipsen S.A.	4,348	439,831
IPSOS	12,249	627,831
JCDecaux S.A. *	22,758	367,007
Kaufman & Broad S.A.	7,976	221,443
Korian S.A.	25,320	374,642
La Francaise des Jeux SAEM	8,184	292,316
Lagardere S.A.	34,960	655,667
Maisons du Monde S.A.	17,571	187,807
Mercialys S.A.	26,283	232,979
Mersen S.A.	6,204	218,266
Metropole Television S.A.	26,073	343,446
Nexans S.A.	7,218	693,250
Nexity S.A.	20,524	504,371
Orpea S.A. *	17,096	425,677
Quadient S.A.	23,949	466,278
Remy Cointreau S.A.	1,668	329,525

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rothschild & Co.	3,614	133,092
Sartorius Stedim Biotech	448	179,218
SMCP S.A. *	12,777	69,569
Societe BIC S.A.	13,089	739,570
SOITEC *	394	63,066
Sopra Steria Group S.A.	3,833	638,697
SPIE S.A.	34,810	835,960
Technicolor S.A. *	78,040	249,492
Television Francaise 1	58,073	400,046
Trigano S.A.	1,732	169,469
UbiSoft Entertainment S.A. *	16,394	697,965
Verallia S.A.	12,762	326,665
Vicat S.A.	10,202	265,984
Virbac S.A.	403	148,850
Worldline S.A. *	12,857	567,484
		24,115,474

Germany 3.6%
1&1 AG	17,838	309,084
Aareal Bank AG *	24,880	808,629
ADLER Group S.A. *	17,291	61,327
ADVA Optical Networking SE *	4,049	76,573
Aroundtown S.A.	113,706	364,659
Bechtle AG	12,890	596,212
Befesa S.A.	4,088	189,358
Bilfinger SE	15,050	454,774
Borussia Dortmund GmbH & Co. KGaA *	29,928	116,742
CANCOM SE	6,902	235,944
Carl Zeiss Meditec AG, Class B	1,799	262,546
CECONOMY AG	171,457	345,800
Cewe Stiftung & Co. KGaA	1,586	136,202
CompuGroup Medical SE & Co. KgaA	1,337	57,957
CTS Eventim AG & Co., KGaA *	4,274	235,426
Deutsche Euroshop AG	4,019	88,022
Deutsche Pfandbriefbank AG	61,445	567,957
Deutsche Wohnen SE	10,483	259,205
Deutz AG	77,966	325,500
DIC Asset AG	4,208	47,864
Duerr AG	16,778	417,146
DWS Group GmbH & Co. KGaA	8,440	246,362
ElringKlinger AG	20,778	166,303
Encavis AG	4,073	89,129
Evotec SE *	2,695	70,019
Fielmann AG	4,407	178,141
Fraport AG Frankfurt Airport Services Worldwide *	10,476	479,095
Gerresheimer AG	7,164	430,309
Global Fashion Group S.A. *	26,794	39,757
Grand City Properties S.A.	15,378	209,735
GRENKE AG	6,240	163,850
Hamburger Hafen und Logistik AG	9,582	133,547
Heidelberger Druckmaschinen AG *	32,903	50,499
Hella GmbH & Co. KGaA	6,849	480,311
HelloFresh SE *	4,967	137,287
HOCHTIEF AG	10,232	549,198
Hornbach Holding AG & Co. KGaA	4,676	367,020
Hugo Boss AG	17,272	1,020,643
Jenoptik AG	9,193	222,658
JOST Werke AG	4,174	173,526
Kloeckner & Co. SE	75,074	735,771
Kontron AG (b)	8,740	130,230
Krones AG	4,825	420,403
LEG Immobilien SE	5,685	516,455
Leoni AG *	41,733	322,345
Nemetschek SE	850	56,905
Nordex SE *	17,746	172,433
Norma Group SE	12,296	229,394
PATRIZIA AG	4,435	57,204
SECURITY	NUMBER OF SHARES	VALUE ($)
Puma SE	8,989	606,971
QIAGEN N.V. *	11,988	600,800
Rational AG	248	172,867
RTL Group S.A. *	16,289	639,853
SAF-Holland SE	24,545	198,549
Sartorius AG	25	10,199
Scout24 SE	6,930	396,178
Siltronic AG	4,229	343,346
Sixt SE	2,870	350,374
Software AG	10,541	284,781
Stabilus SE	5,740	323,495
Stroeer SE & Co. KGaA	4,219	184,530
Suedzucker AG	39,563	558,129
Synlab AG	4,297	81,364
TAG Immobilien AG	19,618	217,255
Takkt AG	16,762	228,569
Talanx AG *	18,404	671,851
Vantage Towers AG	2,901	86,091
Vitesco Technologies Group AG *	15,936	866,745
Wacker Chemie AG	3,159	475,575
Wacker Neuson SE	9,247	177,920
		21,280,898

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	0

Hong Kong 3.5%
Asia Cement China Holdings Corp.	370,000	182,990
AsiaInfo Technologies Ltd.	32,400	51,675
ASMPT Ltd.	72,800	580,044
BOC Aviation Ltd.	41,000	348,935
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Budweiser Brewing Co. APAC Ltd.	191,600	530,528
Cathay Pacific Airways Ltd. *	499,363	517,329
Chow Sang Sang Holdings International Ltd.	205,000	211,918
Chow Tai Fook Jewellery Group Ltd. *	319,200	631,300
CITIC Telecom International Holdings Ltd.	711,000	237,111
CK Infrastructure Holdings Ltd.	37,500	235,154
Cowell e Holdings, Inc. *	256,000	449,685
DFI Retail Group Holdings Ltd.	154,220	432,481
FIH Mobile Ltd. *	3,581,000	479,368
FIT Hon Teng Ltd. *	900,000	144,834
Fortune Real Estate Investment Trust	229,000	195,552
GCL New Energy Holdings Ltd. *	3,433,227	62,601
Haitong International Securities Group Ltd.	1,494,594	178,914
Hang Lung Properties Ltd.	354,000	645,871
HKBN Ltd.	163,500	181,623
Huabao International Holdings Ltd.	174,000	93,834
Hysan Development Co., Ltd.	111,000	340,280
IGG, Inc.	612,900	245,803
Jinchuan Group International Resources Co., Ltd.	1,096,000	117,427
JS Global Lifestyle Co., Ltd.	113,500	136,465
Kerry Logistics Network Ltd.	105,500	211,773
Kerry Properties Ltd.	307,000	738,377
Lee & Man Paper Manufacturing Ltd.	891,000	339,208
L'Occitane International S.A.	32,500	110,869
Luk Fook Holdings International Ltd.	184,000	449,260
Man Wah Holdings Ltd.	207,600	162,510
Melco International Development Ltd. *	665,000	451,002
MGM China Holdings Ltd. *	216,800	116,392
Minth Group Ltd.	155,500	415,689
MMG Ltd. *	1,056,000	312,367
NagaCorp Ltd. *	438,000	408,493
Nexteer Automotive Group Ltd.	502,000	403,351
NWS Holdings Ltd.	760,000	753,776
Orient Overseas International Ltd.	9,000	313,656

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pacific Basin Shipping Ltd.	875,000	418,456
Pacific Textiles Holdings Ltd.	334,000	132,816
Power Assets Holdings Ltd.	23,643	154,808
Powerlong Real Estate Holdings Ltd.	1,164,000	155,838
Prada S.p.A.	60,400	348,608
Samsonite International S.A. *	381,257	799,728
Singamas Container Holdings Ltd.	696,000	84,406
Sino Land Co., Ltd.	702,746	1,044,166
SITC International Holdings Co., Ltd.	103,000	350,707
SJM Holdings Ltd. *	786,000	320,679
Sun Hung Kai & Co., Ltd.	170,000	78,384
Swire Properties Ltd.	185,400	441,758
Texhong Textile Group Ltd.	101,000	93,996
The Bank of East Asia Ltd.	490,508	623,417
Towngas Smart Energy Co., Ltd. *	338,031	161,000
Truly International Holdings Ltd.	914,000	205,518
Uni-President China Holdings Ltd.	390,000	356,757
United Energy Group Ltd.	588,000	67,565
Value Partners Group Ltd.	389,000	129,182
Vinda International Holdings Ltd.	33,000	87,651
Vitasoy International Holdings Ltd.	144,000	216,993
VSTECS Holdings Ltd.	410,000	313,145
VTech Holdings Ltd.	77,200	526,276
Wynn Macau Ltd. *	571,600	375,898
Xinyi Glass Holdings Ltd.	274,000	540,419
		20,446,616

Ireland 0.2%
AIB Group plc	226,500	515,208
Dalata Hotel Group plc *	43,542	160,438
Glanbia plc	53,719	631,390
Irish Continental Group plc	37,869	151,589
		1,458,625

Israel 1.6%
Alony Hetz Properties & Investments Ltd.	4,399	64,196
Azrieli Group Ltd.	2,177	174,502
Bezeq The Israeli Telecommunication Corp., Ltd.	614,303	1,051,775
Cellcom Israel Ltd. *	35,115	192,595
Clal Insurance Enterprises Holdings Ltd. *	6,494	127,034
Delek Automotive Systems Ltd.	6,100	76,765
Delek Group Ltd. *	4,126	626,451
Elbit Systems Ltd.	3,099	715,043
FIBI Holdings Ltd.	2,971	138,155
Formula Systems 1985 Ltd.	742	77,193
G City Ltd.	29,095	179,607
Harel Insurance Investments & Financial Services Ltd.	23,065	235,842
Isracard Ltd.	42,191	131,893
Israel Corp., Ltd. *	1,625	723,734
Mivne Real Estate KD Ltd.	19,894	67,567
Mizrahi Tefahot Bank Ltd.	14,052	522,398
Nice Ltd. *	2,859	610,389
Oil Refineries Ltd.	1,953,023	735,993
Partner Communications Co., Ltd. *	27,580	220,124
Paz Oil Co., Ltd. *	5,789	713,974
Shikun & Binui Ltd. *	31,795	149,870
Shufersal Ltd.	31,220	203,998
Strauss Group Ltd.	6,168	163,892
The First International Bank of Israel Ltd.	7,227	305,558
The Phoenix Holdings Ltd.	18,107	193,484
Tower Semiconductor Ltd. *	17,925	854,448
		9,256,480

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 2.4%
ACEA S.p.A.	11,444	165,259
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	0
Amplifon S.p.A.	5,910	195,433
Anima Holding S.p.A.	88,682	311,348
Autogrill S.p.A. *	62,664	408,834
Azimut Holding S.p.A.	24,033	420,412
Banca Generali S.p.A.	8,171	237,724
Banca IFIS S.p.A.	12,484	167,968
Banca Mediolanum S.p.A.	45,113	298,756
Banca Monte dei Paschi di Siena S.p.A. *	273,167	115,847
Banca Popolare di Sondrio S.p.A.	126,864	421,007
BFF Bank S.p.A.	30,204	212,211
BPER Banca	403,399	559,965
Brembo S.p.A.	38,684	408,636
Buzzi Unicem S.p.A.	30,380	555,440
Cementir Holding N.V.	9,874	64,176
Credito Emiliano S.p.A.	9,861	55,815
Danieli & C Officine Meccaniche S.p.A.	1,858	38,217
Davide Campari-Milano N.V.	32,764	363,741
De'Longhi S.p.A.	12,950	246,304
DiaSorin S.p.A.	1,651	229,559
Enav S.p.A. *	70,798	309,535
ERG S.p.A.	11,954	389,906
Esprinet S.p.A.	25,002	180,964
Fincantieri S.p.A. *	240,780	126,584
FinecoBank Banca Fineco S.p.A.	39,145	486,493
Infrastrutture Wireless Italiane S.p.A.	16,966	178,285
Interpump Group S.p.A.	8,884	379,683
Iren S.p.A.	246,592	464,708
Italgas S.p.A.	125,051	715,391
Maire Tecnimont S.p.A.	52,979	147,127
MARR S.p.A.	10,891	150,731
MFE-MediaForEurope N.V., Class A *	505,924	227,730
MFE-MediaForEurope N.V., Class B	224,520	144,490
Moncler S.p.A.	13,364	669,922
Nexi S.p.A. *	13,457	122,217
OVS S.p.A.	129,346	208,037
Piaggio & C S.p.A.	57,754	152,154
Recordati Industria Chimica e Farmaceutica S.p.A.	9,814	435,244
Reply S.p.A.	1,502	197,733
Saipem S.p.A. *	241,006	200,491
Salvatore Ferragamo S.p.A.	13,195	234,051
Saras S.p.A. *	1,305,199	1,655,673
SOL S.p.A.	4,150	76,970
Technogym S.p.A.	18,219	128,353
Unieuro S.p.A.	6,615	79,492
UnipolSai Assicurazioni S.p.A.	146,904	332,625
Webuild S.p.A.	112,532	173,672
		14,044,913

Japan 33.5%
ABC-Mart, Inc.	9,100	385,376
Acom Co., Ltd.	110,200	275,686
Activia Properties, Inc.	39	122,283
Adastria Co., Ltd.	22,680	340,605
ADEKA Corp.	38,900	703,634
Advance Residence Investment Corp.	86	236,964
Aeon Delight Co., Ltd.	10,000	216,428
AEON Financial Service Co., Ltd.	56,300	616,371
Aeon Hokkaido Corp.	6,900	54,830
Aeon Mall Co., Ltd.	46,030	587,311
AEON REIT Investment Corp.	107	125,499
Ahresty Corp.	48,400	138,305
Ai Holdings Corp.	5,200	65,827
Aica Kogyo Co., Ltd.	20,300	470,369

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aichi Steel Corp.	19,800	320,857
Aida Engineering Ltd.	26,200	180,334
Aiful Corp.	59,600	174,765
Ain Holdings, Inc.	11,200	645,525
Aisan Industry Co., Ltd.	20,600	106,712
Akebono Brake Industry Co., Ltd. *	51,000	58,517
Alconix Corp.	9,600	94,816
Alpen Co., Ltd.	9,800	153,093
Amano Corp.	24,600	473,308
Anritsu Corp.	29,500	360,565
AOKI Holdings, Inc.	50,100	246,650
Aoyama Trading Co., Ltd.	103,000	681,638
Aozora Bank Ltd.	36,100	754,650
Arata Corp.	20,400	630,622
Arcland Sakamoto Co., Ltd.	15,000	174,351
Arcs Co., Ltd.	45,600	726,694
Ariake Japan Co., Ltd.	3,400	135,519
As One Corp.	2,580	122,413
Asahi Diamond Industrial Co., Ltd.	17,800	86,558
Asahi Holdings, Inc.	18,000	274,722
Asahi Intecc Co., Ltd.	9,600	177,600
Asanuma Corp.	9,600	192,791
Asics Corp.	40,800	777,382
ASKUL Corp.	15,900	209,757
Autobacs Seven Co., Ltd.	40,400	425,878
Avex, Inc.	19,600	224,689
Axial Retailing, Inc.	13,400	343,841
Azbil Corp.	24,600	740,537
BayCurrent Consulting, Inc.	200	62,573
Belc Co., Ltd.	5,300	219,173
Bell System24 Holdings, Inc.	5,500	63,780
Belluna Co., Ltd.	35,200	205,735
Benesse Holdings, Inc.	32,300	582,112
BIPROGY, Inc.	21,600	460,931
BML, Inc.	6,600	195,202
Bunka Shutter Co., Ltd.	32,400	251,498
Calbee, Inc.	27,400	588,002
Canon Electronics, Inc.	13,400	167,730
Canon Marketing Japan, Inc.	30,100	706,868
Capcom Co., Ltd.	13,200	366,927
Cawachi Ltd.	14,000	226,295
Central Glass Co., Ltd.	32,100	790,507
Chudenko Corp.	14,800	237,671
Chugoku Marine Paints Ltd.	25,800	170,532
Citizen Watch Co., Ltd.	193,300	847,429
CKD Corp.	17,600	249,950
CMK Corp.	20,700	70,247
Colowide Co., Ltd.	11,100	162,795
Comforia Residential REIT, Inc.	26	65,670
Cosmos Pharmaceutical Corp.	4,470	480,580
Create SD Holdings Co., Ltd.	8,700	201,527
Credit Saison Co., Ltd.	79,300	1,012,624
CyberAgent, Inc.	47,400	472,976
Daihen Corp.	8,300	261,460
Daiho Corp.	8,400	269,936
Daiichikosho Co., Ltd.	17,200	487,880
Daiken Corp.	6,700	98,187
Daiki Aluminium Industry Co., Ltd.	9,000	83,911
Daikokutenbussan Co., Ltd.	2,000	82,115
Daio Paper Corp.	34,100	365,125
Daiseki Co., Ltd.	5,860	174,200
Daishi Hokuetsu Financial Group, Inc.	11,900	229,639
Daito Pharmaceutical Co., Ltd.	3,200	63,556
Daiwa House REIT Investment Corp.	107	257,527
Daiwa Office Investment Corp.	14	71,026
Daiwa Securities Living Investments Corp.	89	84,058
DCM Holdings Co., Ltd.	70,100	548,581
Dena Co., Ltd.	26,586	392,705
Descente Ltd.	7,452	158,985
SECURITY	NUMBER OF SHARES	VALUE ($)
Dexerials Corp.	7,700	207,848
Disco Corp.	2,975	726,881
DMG Mori Co., Ltd.	34,700	466,028
Doshisha Co., Ltd.	17,000	202,005
Doutor Nichires Holdings Co., Ltd.	21,000	262,460
DTS Corp.	11,900	302,293
Duskin Co., Ltd.	20,800	469,280
DyDo Group Holdings, Inc.	5,200	198,644
Eagle Industry Co., Ltd.	23,100	174,959
Earth Corp.	4,900	196,669
Eizo Corp.	8,750	244,738
Elecom Co., Ltd.	13,627	174,396
en-japan, Inc.	3,900	61,293
ESPEC Corp.	4,200	58,016
Exedy Corp.	42,900	558,623
Ezaki Glico Co., Ltd.	23,100	674,931
Fancl Corp.	10,000	190,606
FCC Co., Ltd.	36,400	387,580
Food & Life Cos., Ltd.	10,800	210,464
Foster Electric Co., Ltd.	48,498	258,732
FP Corp.	11,660	262,524
Frontier Real Estate Investment Corp.	24	97,823
Fudo Tetra Corp.	5,077	62,616
Fuji Co., Ltd.	19,100	312,310
Fuji Corp.	26,838	415,912
Fuji Media Holdings, Inc.	36,700	319,448
Fuji Oil Co., Ltd.	42,300	105,032
Fuji Oil Holdings, Inc.	24,200	412,994
Fuji Seal International, Inc.	23,600	273,463
Fuji Soft, Inc.	6,300	383,380
Fujibo Holdings, Inc.	5,100	133,884
Fujimi, Inc.	1,400	62,362
Fujimori Kogyo Co., Ltd.	8,300	221,666
Fujitec Co., Ltd.	21,100	452,930
Fujitsu General Ltd.	17,600	375,259
Fukuoka Financial Group, Inc.	42,400	751,528
Fukuoka REIT Corp.	62	80,457
Fukuyama Transporting Co., Ltd.	14,300	333,975
Furukawa Co., Ltd.	27,100	251,880
Furuno Electric Co., Ltd.	17,100	141,734
Fuso Chemical Co., Ltd.	2,000	51,269
Futaba Corp.	19,200	99,333
Futaba Industrial Co., Ltd.	133,600	373,170
Fuyo General Lease Co., Ltd.	3,900	240,076
Gakken Holdings Co., Ltd.	9,100	65,054
Geo Holdings Corp.	44,500	470,088
GLOBERIDE, Inc.	3,700	63,426
Glory Ltd.	40,000	664,189
GLP J-REIT	175	230,152
GMO Internet, Inc.	7,700	151,246
Godo Steel Ltd. *	13,800	151,827
Goldwin, Inc.	4,000	249,564
Gree, Inc.	21,200	135,174
GungHo Online Entertainment, Inc.	14,950	291,708
Gunze Ltd.	11,300	329,299
H.I.S. Co., Ltd. *	16,300	247,307
H.U. Group Holdings, Inc.	26,300	630,276
Hakuto Co., Ltd.	3,200	61,952
Hamakyorex Co., Ltd.	10,800	259,233
Hamamatsu Photonics K.K.	11,700	531,658
Hazama Ando Corp.	121,500	817,908
Heiwa Corp.	22,900	357,472
Heiwa Real Estate Co., Ltd.	5,600	168,599
Heiwado Co., Ltd.	30,300	455,757
Hikari Tsushin, Inc.	4,750	523,394
Hirata Corp.	3,900	139,829
Hirose Electric Co., Ltd.	5,039	723,930
Hisamitsu Pharmaceutical Co., Inc.	19,800	516,394
Hitachi Transport System Ltd.	9,400	612,252

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hitachi Zosen Corp.	85,400	534,440
Hogy Medical Co., Ltd.	5,800	152,909
Hokuetsu Corp.	95,600	504,100
Hokuhoku Financial Group, Inc.	68,300	441,343
Hokuto Corp.	4,700	68,201
Horiba Ltd.	10,600	522,486
Hoshizaki Corp.	21,800	650,338
Hosiden Corp.	54,900	611,197
Hosokawa Micron Corp.	3,000	61,655
House Foods Group, Inc.	27,300	586,990
Hulic Co., Ltd.	70,700	567,020
Hulic REIT, Inc.	54	67,609
Ibiden Co., Ltd.	17,300	510,550
Ichikoh Industries Ltd.	38,100	105,315
Idec Corp.	3,400	75,871
IDOM, Inc.	26,700	162,301
Iino Kaiun Kaisha Ltd.	36,900	196,805
Inaba Denki Sangyo Co., Ltd.	33,300	694,313
Inabata & Co., Ltd.	46,600	845,678
Industrial & Infrastructure Fund Investment Corp.	62	86,206
Ines Corp.	5,300	64,541
INFRONEER Holdings, Inc.	106,684	783,118
Intage Holdings, Inc.	5,100	55,125
Internet Initiative Japan, Inc.	9,000	365,434
Invincible Investment Corp.	274	86,196
Iriso Electronics Co., Ltd.	5,100	114,790
Iseki & Co., Ltd.	8,565	77,815
Ishihara Sangyo Kaisha Ltd.	25,000	197,616
Ito En Ltd.	11,200	527,759
Itochu Enex Co., Ltd.	60,400	486,211
Itochu Techno-Solutions Corp.	21,200	568,153
Izumi Co., Ltd.	32,200	754,770
Jaccs Co., Ltd.	12,100	346,073
JAFCO Group Co., Ltd.	17,200	233,915
Japan Airport Terminal Co., Ltd. *	6,400	250,870
Japan Aviation Electronics Industry Ltd.	27,400	468,033
Japan Display, Inc. *	601,900	289,053
Japan Excellent, Inc.	99	94,181
Japan Hotel REIT Investment Corp.	256	132,852
Japan Lifeline Co., Ltd.	20,600	153,699
Japan Logistics Fund, Inc.	35	84,108
Japan Metropolitan Fund Invest	580	472,637
Japan Petroleum Exploration Co., Ltd.	22,400	591,054
Japan Post Bank Co., Ltd.	86,500	691,970
Japan Prime Realty Investment Corp.	66	201,543
Japan Real Estate Investment Corp.	94	453,922
JEOL Ltd.	2,700	122,756
JM Holdings Co., Ltd.	5,100	61,675
Joshin Denki Co., Ltd.	29,400	443,039
Joyful Honda Co., Ltd.	36,100	427,114
Juki Corp.	29,900	169,602
JVCKenwood Corp.	272,100	350,845
Kadokawa Corp.	11,900	288,982
Kaga Electronics Co., Ltd.	12,700	309,454
Kagome Co., Ltd.	18,600	439,940
Kakaku.com, Inc.	11,200	219,370
Kaken Pharmaceutical Co., Ltd.	12,682	370,283
Kamigumi Co., Ltd.	46,200	939,450
Kanamoto Co., Ltd.	24,800	381,844
Kandenko Co., Ltd.	94,000	583,569
Kansai Paint Co., Ltd.	46,960	675,291
Kanto Denka Kogyo Co., Ltd.	19,600	134,426
Katitas Co., Ltd.	3,361	84,614
Kato Sangyo Co., Ltd.	26,300	651,647
Kawasaki Kisen Kaisha Ltd.	12,000	884,875
Keihan Holdings Co., Ltd.	30,100	750,997
Keikyu Corp.	71,900	798,571
Keisei Electric Railway Co., Ltd.	25,000	685,421
SECURITY	NUMBER OF SHARES	VALUE ($)
Keiyo Co., Ltd.	21,800	161,582
Kenedix Office Investment Corp.	27	145,128
Kenedix Residential Next Investment Corp.	41	68,925
Kenedix Retail REIT Corp.	32	68,601
KFC Holdings Japan Ltd.	3,000	66,313
KH Neochem Co., Ltd.	10,800	206,238
Kissei Pharmaceutical Co., Ltd.	9,000	190,811
Kitz Corp.	55,600	293,639
Koa Corp.	5,600	90,258
Kobayashi Pharmaceutical Co., Ltd.	7,200	479,663
Koei Tecmo Holdings Co., Ltd.	4,380	152,907
Kohnan Shoji Co., Ltd.	14,800	415,019
Kojima Co., Ltd. *	13,200	65,992
Kokusai Pulp & Paper Co., Ltd.	31,400	117,369
Kokuyo Co., Ltd.	44,700	596,039
Komeri Co., Ltd.	20,900	420,522
Konami Group Corp.	13,400	792,013
Kose Corp.	5,600	499,867
Kumagai Gumi Co., Ltd.	27,700	589,362
Kumiai Chemical Industry Co., Ltd.	27,500	205,703
Kura Sushi, Inc.	5,600	135,940
Kureha Corp.	7,000	532,377
Kusuri no Aoki Holdings Co., Ltd.	4,200	174,752
KYB Corp.	13,600	316,245
Kyoei Steel Ltd.	23,000	255,044
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,900	129,963
KYORIN Holdings, Inc.	19,700	267,616
Kyoritsu Maintenance Co., Ltd.	5,800	223,399
Kyowa Kirin Co., Ltd.	33,200	782,697
Kyudenko Corp.	23,500	511,512
Kyushu Financial Group, Inc.	107,300	317,115
Lawson, Inc.	18,283	648,342
Life Corp.	14,300	277,189
Lintec Corp.	27,300	479,950
M3, Inc.	9,500	330,979
Mabuchi Motor Co., Ltd.	19,400	556,010
Macnica Holdings, Inc.	33,700	687,851
Makino Milling Machine Co., Ltd.	13,050	444,287
Mandom Corp.	20,000	244,172
Maruha Nichiro Corp.	38,000	709,122
Marui Group Co., Ltd.	41,400	755,719
Maruichi Steel Tube Ltd.	21,900	484,739
Maruwa Co., Ltd.	600	77,104
Matsuda Sangyo Co., Ltd.	6,000	91,405
Max Co., Ltd.	16,100	206,020
Maxell Holdings Ltd.	29,200	305,423
MCJ Co., Ltd.	28,600	202,882
Mebuki Financial Group, Inc.	317,600	640,771
Megachips Corp.	2,500	62,631
Megmilk Snow Brand Co., Ltd.	48,400	673,875
Meidensha Corp.	20,400	315,740
Meiko Electronics Co., Ltd.	2,500	60,267
Meitec Corp.	16,800	316,706
Menicon Co., Ltd.	5,900	148,775
METAWATER Co., Ltd.	3,300	49,329
Mimasu Semiconductor Industry Co., Ltd.	3,700	59,332
MIRAIT ONE Corp.	50,900	635,753
Mitsuba Corp.	44,200	138,968
Mitsubishi HC Capital, Inc.	129,300	626,575
Mitsubishi Logisnext Co., Ltd.	38,600	256,897
Mitsubishi Logistics Corp.	22,500	603,724
Mitsui E&S Holdings Co., Ltd. *	70,300	189,641
Mitsui High-Tec, Inc.	770	51,722
Mitsui Matsushima Holdings Co., Ltd.	4,200	101,655
Mitsui-Soko Holdings Co., Ltd.	14,400	335,839
Miura Co., Ltd.	14,600	351,985
Mixi, Inc.	31,500	554,507
Mizuho Leasing Co., Ltd.	8,300	206,640
Mizuno Corp.	17,500	328,631

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mochida Pharmaceutical Co., Ltd.	4,800	117,840
Monex Group, Inc.	15,500	54,690
MonotaRO Co., Ltd.	9,700	173,197
Mori Hills Reit Investment Corp.	66	75,849
Mori Trust Sogo REIT, Inc.	61	67,442
Morinaga & Co., Ltd.	15,300	480,840
MOS Food Services, Inc.	6,900	177,455
Musashi Seimitsu Industry Co., Ltd.	24,800	266,761
Nabtesco Corp.	31,100	745,347
Nachi-Fujikoshi Corp.	12,800	356,571
Namura Shipbuilding Co., Ltd. *	24,900	78,888
Nankai Electric Railway Co., Ltd.	36,200	715,144
NEC Networks & System Integration Corp.	18,900	260,882
NET One Systems Co., Ltd.	17,000	395,922
Nexon Co., Ltd.	35,622	808,694
Nichias Corp.	27,500	490,733
Nichicon Corp.	23,900	229,294
Nichiha Corp.	15,900	328,475
Nichi-iko Pharmaceutical Co., Ltd. *	50,772	137,202
Nichireki Co., Ltd.	15,100	158,407
Nifco, Inc.	28,900	701,353
Nihon Chouzai Co., Ltd.	8,272	88,456
Nihon Kohden Corp.	20,500	458,671
Nihon M&A Center Holdings, Inc.	10,500	140,511
Nihon Parkerizing Co., Ltd.	40,300	290,360
Nikkiso Co., Ltd.	39,300	243,995
Nikkon Holdings Co., Ltd.	32,300	594,007
Nippn Corp.	36,400	438,948
Nippon Accommodations Fund, Inc.	21	109,732
Nippon Building Fund, Inc.	95	503,951
Nippon Carbon Co., Ltd.	2,100	64,523
Nippon Chemi-Con Corp. *	13,300	174,014
Nippon Coke & Engineering Co., Ltd.	58,416	53,207
Nippon Denko Co., Ltd.	54,400	147,364
Nippon Densetsu Kogyo Co., Ltd.	23,500	320,273
Nippon Gas Co., Ltd.	28,800	432,417
Nippon Kanzai Co., Ltd.	3,100	63,056
Nippon Kayaku Co., Ltd.	77,100	649,022
Nippon Paint Holdings Co., Ltd.	63,900	488,463
Nippon Prologis REIT, Inc.	81	210,641
NIPPON REIT Investment Corp.	25	70,450
Nippon Sanso Holdings Corp.	29,700	500,821
Nippon Sheet Glass Co., Ltd. *	138,100	402,831
Nippon Shinyaku Co., Ltd.	6,200	383,728
Nippon Shokubai Co., Ltd.	20,646	808,107
Nippon Signal Co., Ltd.	34,100	251,748
Nippon Soda Co., Ltd.	14,800	467,902
Nippon Television Holdings, Inc.	12,700	118,292
Nippon Thompson Co., Ltd.	32,300	129,526
Nippon Yakin Kogyo Co., Ltd.	10,610	178,850
Nipro Corp.	64,900	569,151
Nishimatsu Construction Co., Ltd.	17,200	515,191
Nishimatsuya Chain Co., Ltd.	19,500	240,729
Nishi-Nippon Financial Holdings, Inc.	62,200	347,031
Nishi-Nippon Railroad Co., Ltd.	29,100	642,202
Nishio Rent All Co., Ltd.	12,600	272,447
Nissha Co., Ltd.	22,100	260,189
Nisshinbo Holdings, Inc.	105,500	840,338
Nissin Electric Co., Ltd.	18,000	206,829
Nitta Corp.	8,100	178,210
Nittetsu Mining Co., Ltd.	5,000	203,159
Nitto Boseki Co., Ltd.	9,600	174,653
Nitto Kogyo Corp.	18,100	352,468
Noevir Holdings Co., Ltd.	3,400	151,017
NOF Corp.	15,100	597,462
Nohmi Bosai Ltd.	4,800	66,651
Nojima Corp.	26,400	579,086
Nomura Co., Ltd.	27,300	181,197
Nomura Real Estate Master Fund, Inc.	386	483,577
SECURITY	NUMBER OF SHARES	VALUE ($)
Nomura Research Institute Ltd.	26,480	795,573
Noritake Co., Ltd.	4,800	153,624
Noritz Corp.	13,800	154,574
North Pacific Bank Ltd.	98,400	169,301
NS Solutions Corp.	9,700	285,423
NS United Kaiun Kaisha Ltd.	2,300	69,243
NSD Co., Ltd.	12,500	234,806
NTN Corp. *	460,303	854,430
NTT UD REIT Investment Corp.	73	83,635
Obic Co., Ltd.	2,700	431,648
Ohsho Food Service Corp.	2,700	141,478
Okamura Corp.	46,100	460,077
Okasan Securities Group, Inc.	60,300	154,083
Oki Electric Industry Co., Ltd.	95,000	548,879
OKUMA Corp.	14,800	581,515
Okumura Corp.	22,500	500,182
Okuwa Co., Ltd.	41,900	277,550
Onoken Co., Ltd.	13,100	139,631
Onward Holdings Co., Ltd.	133,800	254,375
Open House Group Co., Ltd.	11,600	506,052
Optex Group Co., Ltd.	4,600	71,577
Oracle Corp. Japan	5,100	318,078
Organo Corp.	1,000	69,965
Orient Corp.	240,400	244,378
Orix JREIT, Inc.	210	301,280
Osaka Soda Co., Ltd.	10,700	273,468
OSG Corp.	29,700	407,621
Outsourcing, Inc.	27,100	243,784
Oyo Corp.	4,200	55,971
Pacific Industrial Co., Ltd.	35,700	275,517
PAL GROUP Holdings Co., Ltd.	5,000	85,510
Paramount Bed Holdings Co., Ltd.	15,400	285,482
Park24 Co., Ltd. *	34,900	490,405
Pasona Group, Inc.	7,400	113,794
Pigeon Corp.	24,100	351,087
Pilot Corp.	10,900	416,596
Plenus Co., Ltd.	14,100	210,890
Pola Orbis Holdings, Inc.	24,500	300,310
Press Kogyo Co., Ltd.	135,100	416,309
Pressance Corp.	5,000	58,987
Prima Meat Packers Ltd.	24,400	415,839
Qol Holdings Co., Ltd.	15,600	175,484
Raito Kogyo Co., Ltd.	17,400	256,696
Rakuten Group, Inc.	118,483	587,384
Relia, Inc.	23,900	199,350
Relo Group, Inc.	15,900	264,019
Resorttrust, Inc.	17,388	285,867
Restar Holdings Corp.	21,300	311,837
Retail Partners Co., Ltd.	36,600	334,843
Riken Corp.	6,500	116,253
Riso Kagaku Corp.	4,300	78,759
Rock Field Co., Ltd.	5,300	60,634
Rohto Pharmaceutical Co., Ltd.	19,000	569,502
Roland DG Corp.	3,200	81,180
Round One Corp.	18,900	213,009
Royal Holdings Co., Ltd. *	10,800	175,075
Ryobi Ltd.	51,600	434,385
Ryoyo Electro Corp.	9,100	153,211
S Foods, Inc.	14,300	328,589
Saizeriya Co., Ltd.	11,500	233,784
Sakai Chemical Industry Co., Ltd.	7,100	103,852
Sakai Moving Service Co., Ltd.	2,000	74,321
Sakata INX Corp.	33,300	247,311
Sakata Seed Corp.	6,200	225,381
SAMTY Co., Ltd.	8,300	128,640
San-A Co., Ltd.	10,400	326,749
Sangetsu Corp.	30,300	365,039
Sanken Electric Co., Ltd.	6,200	239,011
Sanki Engineering Co., Ltd.	32,000	398,764

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sankyo Co., Ltd.	13,500	424,583
Sanoh Industrial Co., Ltd.	21,752	114,085
Sanrio Co., Ltd.	7,700	177,515
Sanyo Chemical Industries Ltd.	5,950	214,976
Sanyo Denki Co., Ltd.	3,600	149,517
Sanyo Special Steel Co., Ltd.	13,100	199,919
Sapporo Holdings Ltd.	33,000	738,941
Sato Holdings Corp.	12,100	181,114
SBS Holdings, Inc.	3,100	65,082
SCREEN Holdings Co., Ltd.	8,000	578,954
SCSK Corp.	29,528	519,995
Seibu Holdings, Inc.	84,155	850,682
Seiko Holdings Corp.	17,000	375,257
Seiren Co., Ltd.	15,500	236,755
Sekisui House REIT, Inc.	178	111,497
Sekisui Jushi Corp.	11,000	143,757
Senko Group Holdings Co., Ltd.	80,100	554,451
Senshu Ikeda Holdings, Inc.	125,600	195,633
Seven Bank Ltd.	197,700	392,321
Sharp Corp.	72,500	583,552
Shibaura Machine Co., Ltd.	9,700	207,632
Shima Seiki Manufacturing Ltd.	11,700	196,109
Shindengen Electric Manufacturing Co., Ltd.	6,300	165,953
Shin-Etsu Polymer Co., Ltd.	8,100	83,958
Shinko Electric Industries Co., Ltd.	7,600	195,728
Shinmaywa Industries Ltd.	50,700	405,706
Shinsei Bank Ltd.	16,400	248,071
Ship Healthcare Holdings, Inc.	29,200	558,041
Shizuoka Gas Co., Ltd.	25,400	180,228
SHO-BOND Holdings Co., Ltd.	5,500	243,345
Shochiku Co., Ltd. *	1,750	168,392
Shoei Foods Corp.	5,700	169,359
Showa Sangyo Co., Ltd.	19,600	373,058
Siix Corp.	28,600	208,583
Sinfonia Technology Co., Ltd.	8,300	90,351
SKY Perfect JSAT Holdings, Inc.	88,800	372,039
Skylark Holdings Co., Ltd. *	66,900	798,219
Sodick Co., Ltd.	27,600	172,666
Sotetsu Holdings, Inc.	28,400	502,133
Square Enix Holdings Co., Ltd.	14,300	663,517
St Marc Holdings Co., Ltd.	13,700	167,871
Star Micronics Co., Ltd.	14,500	187,897
Starts Corp., Inc.	13,600	295,201
Sugi Holdings Co., Ltd.	13,900	627,084
Sumida Corp.	9,826	61,686
Sumitomo Bakelite Co., Ltd.	11,200	362,503
Sumitomo Mitsui Construction Co., Ltd.	178,280	605,931
Sumitomo Osaka Cement Co., Ltd.	30,100	795,341
Sumitomo Pharma Co., Ltd.	58,500	458,141
Sumitomo Riko Co., Ltd.	34,600	161,061
Sun Frontier Fudousan Co., Ltd.	7,400	62,035
Suruga Bank Ltd.	122,300	342,781
SWCC Showa Holdings Co., Ltd.	12,800	170,765
Systena Corp.	19,200	65,842
T RAD Co., Ltd.	5,400	105,574
Tachi-S Co., Ltd.	23,400	208,361
Tadano Ltd.	57,400	417,139
Taiho Kogyo Co., Ltd.	13,600	68,780
Taikisha Ltd.	17,400	430,690
Taisho Pharmaceutical Holdings Co., Ltd.	14,700	585,322
Taiyo Holdings Co., Ltd.	6,200	133,706
Takamatsu Construction Group Co., Ltd.	7,700	123,091
Takaoka Toko Co., Ltd.	5,400	78,507
Takara Holdings, Inc.	64,000	517,759
Takara Leben Co., Ltd.	65,200	181,080
Takara Standard Co., Ltd.	34,400	344,451
Takasago Thermal Engineering Co., Ltd.	37,100	471,881
Takeuchi Manufacturing Co., Ltd.	14,400	278,279
Takuma Co., Ltd.	25,600	270,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Tamura Corp.	35,300	164,261
Tanseisha Co., Ltd.	22,000	132,967
TBS Holdings, Inc.	16,600	212,578
TechnoPro Holdings, Inc.	12,800	297,456
T-Gaia Corp.	17,700	217,301
The 77 Bank Ltd.	23,400	312,748
The Awa Bank Ltd.	10,900	164,858
The Bank of Kyoto Ltd.	9,500	404,182
The Chiba Bank Ltd.	129,400	717,763
The Chugoku Bank Ltd.	48,400	351,965
The Gunma Bank Ltd.	163,100	467,993
The Hachijuni Bank Ltd.	139,100	517,847
The Hyakugo Bank Ltd.	64,300	157,905
The Hyakujushi Bank Ltd.	5,600	71,681
The Iyo Bank Ltd.	69,600	337,652
The Japan Steel Works Ltd.	18,600	430,881
The Japan Wool Textile Co., Ltd.	35,100	273,727
The Keiyo Bank Ltd.	26,400	94,172
The Kiyo Bank Ltd.	17,900	196,603
The Musashino Bank Ltd.	12,300	163,759
The Nanto Bank Ltd.	11,000	167,438
The Nisshin Oillio Group Ltd.	21,200	516,261
The Ogaki Kyoritsu Bank Ltd.	13,000	170,323
The Okinawa Electric Power Co., Inc.	41,282	418,671
The San-in Godo Bank Ltd.	46,300	235,270
The Shiga Bank Ltd.	13,300	270,741
The Shizuoka Bank Ltd.	106,800	646,291
The Sumitomo Warehouse Co., Ltd.	20,900	329,843
THK Co., Ltd.	39,400	835,892
TKC Corp.	5,600	147,145
Toa Corp.	10,300	201,059
Toagosei Co., Ltd.	65,300	506,991
Tocalo Co., Ltd.	14,100	135,583
Toda Corp.	123,000	659,753
Toei Co., Ltd.	1,300	186,472
Toho Co., Ltd.	19,100	758,475
Toho Zinc Co., Ltd.	11,800	191,921
Tokai Carbon Co., Ltd.	63,800	515,802
TOKAI Holdings Corp.	59,600	397,498
Tokai Rika Co., Ltd.	62,469	687,495
Tokai Tokyo Financial Holdings, Inc.	58,200	164,824
Token Corp.	5,350	357,295
Tokyo Century Corp.	13,200	466,819
Tokyo Ohka Kogyo Co., Ltd.	6,600	342,210
Tokyo Seimitsu Co., Ltd.	9,800	340,471
Tokyo Steel Manufacturing Co., Ltd.	31,800	327,109
Tokyo Tatemono Co., Ltd.	57,700	849,763
Tokyo Tekko Co., Ltd.	8,600	80,257
Tokyu Construction Co., Ltd.	72,400	343,417
Tokyu REIT, Inc.	46	67,251
Tomy Co., Ltd.	46,500	515,314
Topcon Corp.	26,100	368,891
Topre Corp.	57,400	444,685
Toshiba TEC Corp.	9,800	323,528
Totetsu Kogyo Co., Ltd.	18,300	327,508
Towa Pharmaceutical Co., Ltd.	9,000	171,230
Toyo Construction Co., Ltd.	49,600	323,558
Toyo Ink SC Holdings Co., Ltd.	32,400	472,226
Toyo Tire Corp.	56,700	762,053
Toyobo Co., Ltd.	77,900	605,477
Toyota Boshoku Corp.	51,500	761,550
TPR Co., Ltd.	36,200	340,315
Trancom Co., Ltd.	3,700	204,490
Transcosmos, Inc.	12,500	354,658
Trend Micro, Inc.	15,700	912,393
Trusco Nakayama Corp.	17,800	253,318
TSI Holdings Co., Ltd.	121,700	305,233
Tsubaki Nakashima Co., Ltd.	19,400	138,169
Tsubakimoto Chain Co.	25,400	604,557

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tsugami Corp.	7,900	72,695
Tsumura & Co.	17,300	405,907
TV Asahi Holdings Corp.	13,590	152,652
UACJ Corp.	27,530	467,075
Uchida Yoko Co., Ltd.	5,000	188,460
Ulvac, Inc.	14,000	528,667
Unipres Corp.	91,700	576,687
United Arrows Ltd.	23,400	309,953
United Super Markets Holdings, Inc.	71,300	577,587
United Urban Investment Corp.	309	336,842
Unitika Ltd. *	56,886	98,349
Ushio, Inc.	31,400	434,141
USS Co., Ltd.	30,673	601,881
UT Group Co., Ltd.	2,800	54,528
V Technology Co., Ltd.	5,200	116,769
Valor Holdings Co., Ltd.	39,900	562,610
Valqua Ltd.	7,000	144,256
VT Holdings Co., Ltd.	54,900	200,086
Wacoal Holdings Corp.	32,400	525,478
Wacom Co., Ltd.	29,100	190,921
Wakita & Co., Ltd.	27,000	223,801
Warabeya Nichiyo Holdings Co., Ltd.	21,900	364,709
Welcia Holdings Co., Ltd.	26,400	589,641
World Co., Ltd.	20,100	202,608
Xebio Holdings Co., Ltd.	31,009	214,920
Yamaguchi Financial Group, Inc.	80,200	454,002
Yamato Kogyo Co., Ltd.	11,400	389,833
Yamazen Corp.	67,200	508,091
Yaoko Co., Ltd.	8,200	398,780
Yellow Hat Ltd.	19,900	260,347
Yodogawa Steel Works Ltd.	10,500	188,361
Yokogawa Bridge Holdings Corp.	15,500	224,001
Yokohama Reito Co., Ltd.	30,100	205,304
Yokowo Co., Ltd.	3,900	57,696
Yondoshi Holdings, Inc.	11,800	160,579
Yoshinoya Holdings Co., Ltd.	17,600	341,185
Yuasa Trading Co., Ltd.	19,900	540,386
Zenkoku Hosho Co., Ltd.	5,800	197,322
Zenrin Co., Ltd.	18,200	126,574
Zensho Holdings Co., Ltd.	22,300	590,393
Zeon Corp.	65,300	663,069
ZERIA Pharmaceutical Co., Ltd.	9,800	161,223
Zojirushi Corp.	15,400	170,964
ZOZO, Inc.	7,900	170,653
		197,835,300

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	0

Netherlands 1.5%
Adyen N.V. *	182	327,376
AMG Advanced Metallurgical Group N.V.	4,908	137,775
Arcadis N.V.	15,028	555,670
ASM International N.V.	2,086	640,760
Basic-Fit N.V. *	1,747	70,854
BE Semiconductor Industries N.V.	5,756	308,992
Boskalis Westminster	27,845	913,665
Corbion N.V.	11,175	389,454
Eurocommercial Properties N.V. CVA	11,287	255,565
Flow Traders	5,868	127,519
ForFarmers N.V.	35,821	110,573
Fugro N.V. *	28,503	339,251
Heijmans N.V. CVA	12,989	155,517
IMCD N.V.	4,003	641,076
Intertrust N.V. *	17,474	344,684
JDE Peet's N.V.	12,871	373,290
Koninklijke BAM Groep N.V. *	173,998	424,262
SECURITY	NUMBER OF SHARES	VALUE ($)
Koninklijke Vopak N.V.	18,967	440,206
OCI N.V.	12,335	428,230
PostNL N.V.	133,111	350,122
Prosus N.V. *	3,170	206,795
Sligro Food Group N.V. *	18,679	370,363
TKH Group N.V.	10,215	419,335
TomTom N.V. *	18,288	165,318
Van Lanschot Kempen N.V.	7,618	174,447
Wereldhave N.V.	16,510	250,110
		8,921,209

New Zealand 0.9%
Auckland International Airport Ltd. *	91,602	430,135
Chorus Ltd.	99,411	500,327
Contact Energy Ltd.	184,161	888,420
EBOS Group Ltd.	23,538	584,882
Fisher & Paykel Healthcare Corp., Ltd.	34,596	462,639
Freightways Ltd.	21,004	136,431
Genesis Energy Ltd.	180,202	326,786
Infratil Ltd.	51,338	271,076
KMD Brands Ltd.	90,842	62,468
Mainfreight Ltd.	4,734	229,964
Mercury NZ Ltd.	109,703	419,605
Meridian Energy Ltd.	220,812	692,962
Ryman Healthcare Ltd.	24,508	143,352
The a2 Milk Co., Ltd. *	81,664	256,604
		5,405,651

Norway 2.1%
Aker A.S.A., A Shares	4,417	343,029
Aker BP A.S.A.	56,431	1,960,771
Aker Solutions A.S.A.	90,077	279,205
Atea A.S.A. *	16,243	198,331
Austevoll Seafood A.S.A.	30,715	378,372
Bakkafrost P/F	5,150	359,036
Borregaard A.S.A.	11,545	207,242
BW LPG Ltd.	45,171	371,560
BW Offshore Ltd.	61,647	173,518
DNO A.S.A.	188,965	271,889
Elkem A.S.A.	92,963	380,903
Elmera Group A.S.A.	45,311	99,533
Europris A.S.A.	37,592	222,277
Frontline Ltd. *	38,553	367,229
Gjensidige Forsikring A.S.A.	26,310	550,293
Grieg Seafood A.S.A.	14,320	219,887
Kongsberg Automotive A.S.A. *	685,674	197,672
Kongsberg Gruppen A.S.A.	8,982	330,975
Leroy Seafood Group A.S.A.	56,550	444,242
Norske Skog A.S.A. *	15,485	113,551
Odfjell Drilling Ltd. *	28,341	68,009
Odfjell Technology Ltd. *	6,340	15,022
PGS A.S.A. *	1,078,838	742,215
Salmar A.S.A.	6,397	458,209
Schibsted A.S.A., A Shares	5,759	108,243
Schibsted A.S.A., B Shares	5,971	107,410
SpareBank 1 Nord Norge	28,122	272,052
SpareBank 1 SMN	27,638	354,378
SpareBank 1 SR-Bank A.S.A.	36,069	426,492
Storebrand A.S.A.	66,595	560,134
TGS A.S.A.	47,004	697,684
Tomra Systems A.S.A.	13,646	319,448
Veidekke A.S.A.	32,772	338,839
Wallenius Wilhelmsen A.S.A.	16,094	107,889
XXL A.S.A.	132,329	90,551
		12,136,090

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Poland 0.8%
Alior Bank S.A. *	37,270	201,795
Allegro.eu S.A. *	12,172	66,202
Asseco Poland S.A.	27,442	427,597
Bank Millennium S.A. *	127,433	101,786
CD Projekt S.A.	2,020	39,724
Ciech S.A. *	10,394	88,969
Cyfrowy Polsat S.A.	93,747	404,074
Dino Polska S.A. *	1,347	105,322
Enea S.A. *	264,268	539,616
Eurocash S.A. *	94,473	233,860
Grupa Azoty S.A. *	18,787	174,897
Jastrzebska Spolka Weglowa S.A. *	36,466	397,492
Kernel Holding S.A.	32,337	181,415
KRUK S.A.	1,236	70,781
LPP S.A.	91	194,963
mBank S.A. *	2,254	107,820
Orange Polska S.A.	325,308	422,138
Pepco Group N.V. *	6,757	49,500
Santander Bank Polska S.A.	6,079	308,679
Tauron Polska Energia S.A. *	1,047,756	739,520
		4,856,150

Portugal 0.4%
CTT-Correios de Portugal S.A.	46,793	160,029
EDP Renovaveis S.A.	12,132	315,545
NOS, SGPS S.A.	117,305	442,879
REN - Redes Energeticas Nacionais, SGPS, S.A.	117,256	331,504
Sonae, SGPS, S.A.	533,249	606,716
The Navigator Co., S.A.	106,136	438,016
		2,294,689

Republic of Korea 7.4%
AK Holdings, Inc.	10,311	130,036
AMOREPACIFIC Group	14,887	423,631
Asiana Airlines, Inc. *	21,196	245,821
BGF retail Co., Ltd.	2,736	381,160
BH Co., Ltd.	3,557	81,138
Binggrae Co., Ltd.	3,266	120,484
Celltrion Healthcare Co., Ltd.	1,423	79,464
Celltrion, Inc.	3,413	499,682
Cheil Worldwide, Inc.	23,493	412,534
Chong Kun Dang Pharmaceutical Corp.	2,255	156,511
CJ ENM Co., Ltd.	4,553	357,136
CJ Logistics Corp. *	4,219	378,644
Com2uS Corp.	2,631	156,210
Daehan Flour Mill Co., Ltd.	1,196	131,474
Daesang Corp.	16,786	281,937
Daesang Holdings Co., Ltd.	9,942	63,449
Daewoo Engineering & Construction Co., Ltd. *	105,502	427,409
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	30,746	471,939
Daou Data Corp.	7,688	68,281
Daou Technology, Inc.	12,864	186,674
DB HiTek Co., Ltd.	4,983	173,487
DGB Financial Group, Inc.	84,400	502,592
DL Holdings Co., Ltd.	8,361	419,003
Dongjin Semichem Co., Ltd.	2,102	57,757
Dongkuk Steel Mill Co., Ltd.	45,798	469,711
Dongwon F&B Co., Ltd.	543	63,603
Dongwon Industries Co., Ltd.	1,032	178,424
Doosan Bobcat, Inc.	9,681	232,535
Doosan Co., Ltd.	6,012	324,937
Doosan Enerbility Co., Ltd. *	1	14
SECURITY	NUMBER OF SHARES	VALUE ($)
E1 Corp.	2,867	98,730
Easy Holdings Co., Ltd.	41,618	116,822
Fila Holdings Corp.	15,768	369,768
Gradiant Corp.	7,149	103,518
Green Cross Corp.	972	129,600
Green Cross Holdings Corp.	7,571	120,294
GS Global Corp. *	76,784	212,254
GS Retail Co., Ltd.	26,370	499,258
Halla Holdings Corp.	5,072	151,930
Handsome Co., Ltd.	6,995	167,715
Hanjin Transportation Co., Ltd.	10,888	225,194
Hankook & Co. Co., Ltd.	7,437	70,562
Hanmi Pharm Co., Ltd.	667	158,964
Hanon Systems	42,526	349,060
Hansae Co., Ltd.	3,520	45,511
Hanshin Construction Co., Ltd.	6,421	60,053
Hansol Chemical Co., Ltd.	722	122,252
Hansol Holdings Co., Ltd.	28,604	77,212
Hansol Paper Co., Ltd.	20,962	230,493
Hansol Technics Co., Ltd. *	14,734	68,048
Hanssem Co., Ltd.	3,216	142,439
Hanwha Aerospace Co., Ltd.	11,618	578,716
Hanwha General Insurance Co., Ltd. *	136,163	526,527
Hanwha Life Insurance Co., Ltd. *	320,569	569,706
Harim Holdings Co., Ltd.	37,557	244,278
HDC Holdings Co., Ltd.	35,509	190,834
HDC Hyundai Development Co-Engineering & Construction	43,271	412,486
Heungkuk Fire & Marine Insurance Co., Ltd. *	51,491	131,534
Hite Jinro Co., Ltd.	7,618	177,593
HJ Shipbuilding & Construction Co., Ltd. *	11,897	63,195
HMM Co., Ltd.	10,391	199,511
Hotel Shilla Co., Ltd.	7,721	427,657
HS Industries Co., Ltd.	35,482	138,773
Hyosung Advanced Materials Corp.	472	143,411
Hyosung Chemical Corp. *	858	122,351
Hyosung Corp.	3,813	225,438
Hyosung Heavy Industries Corp. *	5,130	237,642
Hyosung TNC Corp.	995	264,801
Hyundai Construction Equipment Co., Ltd.	11,877	347,517
Hyundai Corp.	16,336	200,374
Hyundai Department Store Co., Ltd.	8,105	416,311
Hyundai Doosan Infracore Co., Ltd. *	70,912	304,948
Hyundai Elevator Co., Ltd.	7,098	154,007
Hyundai Greenfood Co., Ltd.	47,799	284,854
Hyundai Heavy Industries Co., Ltd. *	1,185	114,678
Hyundai Home Shopping Network Corp.	4,437	178,768
Hyundai Mipo Dockyard Co., Ltd. *	6,735	467,380
Hyundai Rotem Co., Ltd. *	5,443	111,518
Hyundai Wia Corp.	14,259	750,442
iMarketKorea, Inc.	14,529	116,044
Innocean Worldwide, Inc.	3,780	132,729
INTOPS Co., Ltd.	6,046	159,360
IS Dongseo Co., Ltd.	5,201	161,605
JB Financial Group Co., Ltd.	68,821	395,632
Kakao Corp.	5,224	301,667
Kangwon Land, Inc. *	25,418	508,074
KCC Corp.	1,697	381,568
KCC Glass Corp.	2,166	80,024
KEPCO Plant Service & Engineering Co., Ltd.	9,075	267,973
KISWIRE Ltd.	4,629	75,069
KIWOOM Securities Co., Ltd.	2,454	159,797
Kolmar Korea Co., Ltd.	1,979	59,318
Kolon Corp.	8,057	155,775
Kolon Industries, Inc.	11,087	468,062
Korea Aerospace Industries Ltd.	11,420	502,244
Korea Electric Terminal Co., Ltd.	3,647	158,353

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Investment Holdings Co., Ltd.	7,986	388,588
Korea Petrochemical Ind Co., Ltd.	2,818	276,307
Korean Reinsurance Co.	53,749	364,861
Krafton, Inc. *	952	171,804
Kukdo Chemical Co., Ltd.	1,528	59,826
Kumho Petrochemical Co., Ltd.	6,090	608,355
Kumho Tire Co., Inc. *	58,434	159,556
KUMHOE&C Co., Ltd.	17,912	114,732
Kwang Dong Pharmaceutical Co., Ltd.	26,409	132,208
LF Corp.	18,000	242,221
LG Hausys Ltd.	7,392	248,401
LG HelloVision Co., Ltd.	29,082	127,960
Lotte Chilsung Beverage Co., Ltd.	1,364	186,476
Lotte Corp.	10,068	289,775
LOTTE Fine Chemical Co., Ltd.	5,923	300,458
LOTTE Himart Co., Ltd.	26,425	350,559
LS Corp.	17,534	795,721
LS Electric Co., Ltd.	8,446	377,550
LX International Corp.	29,799	755,061
LX Semicon Co., Ltd.	919	70,712
Maeil Dairies Co., Ltd.	1,260	57,681
Mando Corp.	16,283	719,813
Mcnex Co., Ltd.	2,120	54,474
Meritz Financial Group, Inc.	10,240	206,841
Meritz Fire & Marine Insurance Co., Ltd.	27,755	737,813
Meritz Securities Co., Ltd.	67,854	253,256
Mirae Asset Securities Co., Ltd.	50,270	255,465
Namhae Chemical Corp.	7,132	53,318
Namyang Dairy Products Co., Ltd.	359	102,016
Netmarble Corp.	1,902	105,779
Nexen Tire Corp.	39,456	188,243
NH Investment & Securities Co., Ltd.	34,230	262,411
NHN Corp. *	5,767	121,552
NICE Holdings Co., Ltd.	13,274	143,714
NongShim Co., Ltd.	1,617	348,031
OCI Co., Ltd.	7,370	697,601
Orion Corp.	5,392	417,429
Orion Holdings Corp.	6,923	80,280
Ottogi Corp.	625	216,163
Pan Ocean Co., Ltd.	51,946	226,117
Partron Co., Ltd.	23,968	159,548
PHA Co., Ltd.	9,003	54,654
Poongsan Corp.	18,678	399,201
POSCO Chemical Co., Ltd.	623	63,229
Power Logics Co., Ltd. *	11,031	53,003
S-1 Corp.	7,210	353,837
Samchully Co., Ltd.	1,471	209,434
Samsung Card Co., Ltd.	14,995	370,028
Samsung Engineering Co., Ltd. *	30,414	460,360
Samsung Heavy Industries Co., Ltd. *	151,992	658,917
Samsung Securities Co., Ltd.	11,539	311,242
SAMT Co., Ltd.	43,516	126,458
Samyang Corp.	3,439	111,947
Samyang Holdings Corp.	4,514	261,434
Seah Besteel Holdings Corp.	14,145	169,588
Sebang Global Battery Co., Ltd.	3,998	166,437
Seohan Co., Ltd.	119,687	128,379
Seohee Construction Co., Ltd.	66,824	75,356
Seoul Semiconductor Co., Ltd.	18,569	162,120
Seoyon Co., Ltd.	16,910	91,544
Seoyon E-Hwa Co., Ltd.	25,475	175,055
SFA Engineering Corp.	8,364	272,837
Shinsegae, Inc.	3,559	599,860
SK Chemicals Co., Ltd.	2,151	174,382
SK Discovery Co., Ltd.	8,004	222,042
SK Gas Ltd.	3,010	261,222
SK Networks Co., Ltd.	211,386	707,787
SKC Co., Ltd.	2,545	267,500
SL Corp.	6,896	166,783
SECURITY	NUMBER OF SHARES	VALUE ($)
SNT Motiv Co., Ltd.	4,833	163,927
Songwon Industrial Co., Ltd.	3,679	53,725
SSANGYONG C&E Co., Ltd.	24,291	124,869
Sungwoo Hitech Co., Ltd.	79,742	330,110
Taekwang Industrial Co., Ltd.	639	443,099
TKG Huchems Co., Ltd.	8,920	138,278
Tongyang Life Insurance Co., Ltd.	13,245	55,170
Tongyang, Inc.	127,218	117,432
WONIK IPS Co., Ltd.	5,742	139,969
Young Poong Corp.	431	182,182
Youngone Corp.	12,900	401,430
Yuhan Corp.	6,946	309,235
		44,026,636

Singapore 1.8%
Ascendas Real Estate Investment Trust	288,621	621,245
Ascott Residence Trust	301,800	256,292
CapitaLand China Trust	76,900	65,785
CapitaLand Integrated Commercial Trust	320,601	506,460
Capitaland Investment Ltd.	726,798	2,067,979
City Developments Ltd.	122,700	689,357
Cromwell European Real Estate Investment Trust	29,200	59,688
First Resources Ltd.	125,000	125,148
Frasers Logistics & Commercial Trust	75,500	78,814
Genting Singapore Ltd.	1,392,500	813,273
Hutchison Port Holdings Trust, Class U	1,511,100	355,847
Keppel Infrastructure Trust	792,700	336,474
Manulife US Real Estate Investment Trust	101,400	58,853
Mapletree Commercial Trust	174,692	240,633
Mapletree Industrial Trust	121,966	239,571
Mapletree Logistics Trust	193,632	247,131
NetLink NBN Trust	310,400	215,712
Olam Group Ltd.	249,500	293,855
SATS Ltd. *	113,649	327,632
Sembcorp Industries Ltd.	278,300	587,180
Sembcorp Marine Ltd. *	3,643,160	287,769
Singapore Exchange Ltd.	81,400	583,523
Singapore Post Ltd.	268,100	123,466
Singapore Technologies Engineering Ltd.	284,100	828,367
Suntec Real Estate Investment Trust	200,500	234,182
UOL Group Ltd.	92,201	498,151
		10,742,387

Spain 1.4%
Abengoa S.A., B Shares *(a)	66,135,341	0
Almirall S.A.	11,885	114,749
Applus Services S.A.	54,962	399,116
Atresmedia Corp de Medios de Comunicaion S.A.	39,930	122,702
Bankinter S.A.	129,877	639,454
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom S.A.	10,569	472,742
Cia de Distribucion Integral Logista Holdings S.A.	17,292	356,442
Cie Automotive S.A.	12,377	325,582
Construcciones y Auxiliar de Ferrocarriles S.A.	5,378	159,238
Ebro Foods S.A.	30,883	513,924
Ence Energia y Celulosa S.A. *	60,697	201,066
Faes Farma S.A.	55,308	235,720
Fluidra S.A.	4,597	85,928
Gestamp Automocion S.A.	112,350	432,207
Grupo Catalana Occidente S.A.	12,632	376,694
Indra Sistemas S.A.	27,348	250,171
Inmobiliaria Colonial Socimi S.A.	29,036	192,377

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	133,316	147,954
Mediaset Espana Comunicacion S.A. *	36,039	125,396
Melia Hotels International S.A. *	39,720	250,523
Merlin Properties Socimi S.A.	39,296	421,481
Obrascon Huarte Lain S.A. *	245,919	147,082
Prosegur Cia de Seguridad S.A.	185,125	330,149
Sacyr S.A.	152,482	348,721
Siemens Gamesa Renewable Energy S.A. *	29,823	548,721
Tecnicas Reunidas S.A. *	22,556	149,747
Unicaja Banco S.A.	391,528	338,675
Viscofan S.A.	8,227	479,128
		8,165,689

Sweden 3.2%
AAK AB	28,869	504,628
AddTech AB, B Shares	11,158	191,010
AFRY AB	21,376	326,408
Ambea AB	15,166	74,762
Arjo AB, B Shares	28,077	154,235
Attendo AB *	60,928	148,320
Axfood AB	21,557	683,905
Beijer Alma AB	4,281	85,972
Beijer Ref AB	13,111	207,977
Betsson AB, B Shares *	50,812	350,757
Bilia AB, A Shares	26,327	371,987
BillerudKorsnas AB	55,687	718,282
Bonava AB, B Shares	52,688	197,384
Bravida Holding AB	39,912	404,201
Byggmax Group AB	14,179	68,843
Castellum AB	27,387	439,069
Clas Ohlson AB, B Shares	16,130	182,965
Cloetta AB, B Shares	74,174	148,463
Concentric AB	6,880	147,403
Coor Service Management Holding AB	26,271	217,514
Dometic Group AB	64,191	435,325
Dustin Group AB	18,791	128,313
Electrolux Professional AB, B Shares	27,764	169,663
Elekta AB, B Shares	53,620	387,271
EQT AB	2,743	74,454
Evolution AB	1,954	189,598
Fabege AB	18,787	192,845
Fastighets AB Balder, B Shares *	22,563	144,134
Fingerprint Cards AB, B Shares *(b)	91,309	80,912
Getinge AB, B Shares	21,938	495,051
Granges AB	32,959	305,604
Hexpol AB	51,616	538,358
Holmen AB, B Shares	14,708	604,380
Hufvudstaden AB, A Shares	4,911	67,788
Indutrade AB	18,842	442,854
Intrum AB	17,728	378,669
Investment AB Latour, B Shares	3,532	87,881
Inwido AB	12,998	157,719
JM AB	20,869	387,277
Kinnevik AB, B Shares *	27,794	500,622
L E Lundbergfortagen AB, B Shares	9,605	455,848
Lifco AB, B Shares	10,765	209,551
Lindab International AB	11,660	204,089
Loomis AB	27,870	785,886
MEKO AB	12,389	145,635
Modern Times Group MTG AB, B Shares *	13,683	141,627
Mycronic AB	8,064	118,605
NCC AB, B Shares	34,832	361,737
New Wave Group AB, B Shares	5,636	86,383
Nibe Industrier AB, B Shares	49,091	494,548
Nobia AB	80,749	234,546
Nolato AB, B Shares	21,151	127,281
Pandox AB *	14,727	215,974
SECURITY	NUMBER OF SHARES	VALUE ($)
Peab AB, B Shares	78,383	534,763
Ratos AB, B Shares	73,687	369,148
Resurs Holding AB	60,224	140,688
Saab AB, B Shares	23,801	860,968
Samhallsbyggnadsbolaget i Norden AB	24,989	46,366
Scandi Standard AB *	22,600	84,029
Scandic Hotels Group AB *	60,769	248,856
Sweco AB, B Shares	26,328	293,644
Swedish Orphan Biovitrum AB *	14,579	320,169
Tethys Oil AB	25,051	168,339
Thule Group AB	9,503	275,889
Viaplay Group AB, B Shares *	6,025	178,887
VNV Global AB *	15,881	44,848
Wallenstam AB, B Shares	21,769	110,964
Wihlborgs Fastigheter AB	23,837	203,262
		18,855,333

Switzerland 2.9%
Allreal Holding AG	2,418	400,052
ALSO Holding AG *	1,070	198,385
ams-OSRAM AG *	34,113	281,588
Arbonia AG	12,229	173,912
Aryzta AG *	469,420	536,477
Autoneum Holding AG	1,631	189,059
Banque Cantonale Vaudoise	3,992	371,696
Belimo Holding AG	672	275,865
BKW AG	3,263	371,225
Bobst Group S.A.	2,141	176,583
Bucher Industries AG	1,483	569,378
Burckhardt Compression Holding AG	382	172,578
Bystronic AG	360	266,348
Cembra Money Bank AG	6,476	470,762
Comet Holding AG	290	53,485
Daetwyler Holding AG	668	162,829
dormakaba Holding AG	693	330,133
Emmi AG	373	371,119
EMS-Chemie Holding AG	622	493,921
Flughafen Zuerich AG *	3,300	548,777
Forbo Holding AG	197	264,544
Galenica AG	12,439	984,801
Helvetia Holding AG	7,710	881,474
Huber & Suhner AG	3,894	350,627
Implenia AG *	12,816	338,947
Inficon Holding AG	197	164,408
Interroll Holding AG	43	113,479
Kardex Holding AG	328	65,774
Komax Holding AG	623	169,005
Landis & Gyr Group AG *	7,579	500,248
Mobimo Holding AG	840	216,285
OC Oerlikon Corp. AG	62,794	485,968
PSP Swiss Property AG	3,206	383,412
Rieter Holding AG	976	110,759
Schweiter Technologies AG	258	292,699
SFS Group AG	2,933	322,400
Siegfried Holding AG *	311	230,156
Softwareone Holding AG *	19,058	259,393
St. Galler Kantonalbank AG	356	169,585
Stadler Rail AG (b)	7,790	252,290
Straumann Holding AG	2,953	399,395
Sulzer AG	3,660	245,345
Tecan Group AG	700	248,595
Temenos AG	3,487	276,772
u-blox Holding AG *	2,369	277,317
Valiant Holding AG	2,844	256,201
Valora Holding AG	2,148	587,140
VAT Group AG	1,149	334,556
Vifor Pharma AG	5,879	1,027,134
Vontobel Holding AG	3,505	230,546

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zehnder Group AG	2,141	138,241
Zur Rose Group AG *(b)	663	47,339
		17,039,007

United Kingdom 9.3%
4imprint Group plc	4,784	186,878
888 Holdings plc	46,692	83,643
Airtel Africa plc	214,648	414,917
Ascential plc *	36,370	130,031
Ashmore Group plc	80,547	212,274
Assura plc	80,478	67,445
Aston Martin Lagonda Global Holdings plc *	5,932	34,888
Auto Trader Group plc	44,176	340,575
Avast plc	35,191	199,279
AVEVA Group plc	5,502	159,176
Babcock International Group plc *	147,651	617,491
Bank of Georgia Group plc	10,100	185,235
Beazley plc	98,610	653,107
Biffa plc	56,586	250,421
Big Yellow Group plc	9,931	172,269
Bodycote plc	54,747	400,507
Brewin Dolphin Holdings plc	51,144	318,890
Britvic plc	51,624	540,977
C&C Group plc *	97,999	236,856
Capita plc *	835,815	293,486
Capricorn Energy plc *	23,599	63,279
Card Factory plc *	426,292	274,624
Carnival plc *	61,863	498,832
Centamin plc	549,539	555,624
Chemring Group plc	50,127	212,143
Cineworld Group plc *(b)	1,161,292	327,718
Clarkson plc	3,516	147,856
Close Brothers Group plc	38,426	519,429
Coats Group plc	377,381	341,308
Computacenter plc	14,164	447,782
ConvaTec Group plc	239,950	669,097
Countryside Properties plc *	117,019	414,773
Cranswick plc	14,742	599,624
Crest Nicholson Holdings plc	145,780	490,146
De La Rue plc *	98,035	107,807
Dechra Pharmaceuticals plc	3,626	163,180
Derwent London plc	7,865	274,584
Diploma plc	8,696	292,033
DiscoverIE Group plc	7,525	69,727
Diversified Energy Co., plc	49,760	74,959
Domino's Pizza Group plc	45,287	157,825
Dr. Martens plc	38,786	123,137
Dunelm Group plc	18,418	191,501
easyJet plc *	135,830	663,423
Elementis plc *	191,567	255,099
Endeavour Mining plc	11,360	221,709
EnQuest plc *	427,605	150,235
Essentra plc	110,963	334,959
Euromoney Institutional Investor plc	21,525	381,107
FDM Group Holdings plc	7,533	84,970
Ferrexpo plc	149,903	271,897
Forterra plc	62,584	224,453
Frasers Group plc *	44,120	482,748
Fresnillo plc	40,301	362,273
Games Workshop Group plc	2,684	254,021
Genuit Group plc	33,369	172,811
Genus plc	4,953	171,181
Grafton Group plc	63,466	656,458
Grainger plc	64,074	231,123
Great Portland Estates plc	27,605	208,958
Greencore Group plc *	218,518	267,708
Greggs plc	14,420	359,520
Halfords Group plc	105,378	220,473
SECURITY	NUMBER OF SHARES	VALUE ($)
Halma plc	24,705	695,764
Hammerson plc	579,875	177,037
Harbour Energy plc	96,680	432,322
Hargreaves Lansdown plc	34,724	359,489
Hikma Pharmaceuticals plc	29,973	633,539
Hill & Smith Holdings plc	14,062	226,032
Hilton Food Group plc	15,231	205,239
Hiscox Ltd.	49,081	534,429
Hochschild Mining plc	141,225	139,431
HomeServe plc	39,992	573,226
Howden Joinery Group plc	86,655	715,298
Ibstock plc	117,937	295,613
IG Group Holdings plc	80,356	779,634
Indivior plc *	88,251	345,604
Intermediate Capital Group plc	24,728	460,966
Intu Properties plc *(a)	204,586	0
Investec plc	89,421	483,737
IWG plc *	209,889	492,229
J.D. Sports Fashion plc	272,039	432,096
J.D. Wetherspoon plc *	29,307	200,138
Jupiter Fund Management plc	171,466	263,274
Just Group plc	525,927	458,137
Kier Group plc *	372,734	347,550
Lancashire Holdings Ltd.	45,456	247,629
LondonMetric Property plc	20,554	62,677
LSL Property Services plc	18,274	71,658
Man Group plc	320,283	1,065,498
Mapeley Ltd. *(a)	2,199	0
Marshalls plc	27,869	168,261
Marston's plc *	386,787	224,869
Mediclinic International plc *	121,178	717,006
Mitchells & Butlers plc *	132,648	280,196
Mitie Group plc	187,884	179,531
Moneysupermarket.com Group plc	145,517	362,252
Morgan Advanced Materials plc	84,806	328,936
Morgan Sindall Group plc	16,369	405,828
National Express Group plc *	247,764	555,091
NewRiver REIT plc	154,639	165,156
Ocado Group plc *	17,224	177,067
OSB Group plc	45,882	294,735
Oxford Instruments plc	5,552	154,071
Pagegroup plc	84,100	468,098
Paragon Banking Group plc	47,360	309,218
PayPoint plc	21,763	158,954
Petrofac Ltd. *	339,952	476,921
Pets at Home Group plc	105,044	421,469
Playtech plc *	94,053	563,578
Plus500 Ltd.	32,770	665,082
Premier Foods plc	208,073	294,947
Primary Health Properties plc	39,196	70,519
Provident Financial plc	134,773	318,490
PZ Cussons plc	52,497	134,693
QinetiQ Group plc	145,787	678,976
Quilter plc	100,860	128,969
Rathbone Brothers plc	7,337	161,723
Reach plc	86,476	101,783
Redde Northgate plc	107,878	482,142
Redrow plc	89,990	636,286
Renewi plc *	9,161	84,701
Renishaw plc	3,451	183,207
Rhi Magnesita N.V.	9,400	259,133
Rightmove plc	37,736	295,012
Rolls-Royce Holdings plc *	928,553	1,014,852
Rotork plc	136,556	433,329
RS Group plc	55,858	705,189
Sabre Insurance Group plc	71,141	94,779
Safestore Holdings plc	12,073	168,112
Saga plc *	104,885	201,812
Savills plc	28,999	422,790

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Schroders plc	17,924	650,134
Segro plc	36,463	487,801
Senior plc *	238,311	421,392
Serco Group plc	306,619	705,436
SIG plc *	397,724	176,993
Sirius Real Estate Ltd.	43,893	51,091
Softcat plc	9,458	161,355
Speedy Hire plc	147,607	84,383
Spirax-Sarco Engineering plc	4,493	655,569
Spire Healthcare Group plc *	42,050	122,029
Spirent Communications plc	73,770	253,745
SSP Group plc *	200,950	624,898
SThree plc	52,656	241,850
Synthomer plc	90,081	256,958
TBC Bank Group plc	9,348	157,099
Telecom Plus plc	16,596	456,191
The British Land Co., plc	132,928	799,261
The Go-Ahead Group plc *	62,523	1,129,640
The Restaurant Group plc *	200,720	124,438
The Unite Group plc	12,005	171,159
THG plc *	45,494	37,935
TI Fluid Systems plc	106,027	225,694
TP ICAP Group plc	257,115	372,606
Tritax Big Box REIT plc	67,638	162,731
TT Electronics plc	32,335	75,772
Tyman plc	60,704	196,241
Ultra Electronics Holdings plc	9,802	418,591
Vesuvius plc	101,292	443,826
Victrex plc	15,583	367,026
Virgin Money UK plc	101,718	177,412
Vistry Group plc	52,693	594,004
Watches of Switzerland Group plc *	6,594	71,481
WH Smith plc *	24,251	428,042
Wickes Group plc	118,999	197,522
Wizz Air Holdings plc *	4,466	121,282
Workspace Group plc	15,961	114,720
		54,872,775
Total Common Stocks (Cost $526,817,068)		585,031,970

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Draegerwerk AG & Co. KGaA	6,947	364,507
Jungheinrich AG	14,318	389,729
Sartorius AG	506	226,334
Schaeffler AG	59,244	348,976
Sixt SE	3,683	259,830
		1,589,376

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	17,096	242,523
Total Preferred Stocks (Cost $1,661,063)		1,831,899
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Magellan Financial Group Ltd.
expires 04/16/27 *	1,758	1,032

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)	9,173	14,157
Total Warrants (Cost $0)		15,189

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (c)(d)	1,222,674	1,222,674
Total Short-Term Investments (Cost $1,222,674)		1,222,674
Total Investments in Securities (Cost $529,700,805)		588,101,732

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/16/22	46	4,489,830	92,024

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,192,662.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$261,380,217	$—	$261,380,217
Australia	6,819	31,603,830	0*	31,610,649
Austria	279,491	3,711,810	—	3,991,301
Belgium	310,655	7,082,319	—	7,392,974
Canada	51,238,456	—	—	51,238,456
Denmark	943,497	8,032,105	—	8,975,602
Finland	133,134	5,935,932	—	6,069,066
France	515,347	23,600,127	—	24,115,474
Germany	865,833	20,415,065	—	21,280,898
Greece	—	—	0*	0
Hong Kong	269,274	20,177,342	0*	20,446,616
Ireland	631,390	827,235	—	1,458,625
Italy	—	14,044,913	0*	14,044,913
Luxembourg	—	—	0*	0
Netherlands	715,047	8,206,162	—	8,921,209
Norway	287,074	11,849,016	—	12,136,090
Portugal	442,879	1,851,810	—	2,294,689
Singapore	275,400	10,466,987	—	10,742,387
Spain	634,836	7,530,853	0*	8,165,689
Sweden	1,315,289	17,540,044	—	18,855,333
Switzerland	1,027,134	16,011,873	—	17,039,007
United Kingdom	8,939,749	45,933,026	0*	54,872,775
Preferred Stocks[1]	—	1,831,899	—	1,831,899
Warrants[1]
Australia	1,032	—	—	1,032
Italy	—	—	14,157	14,157
Short-Term Investments[1]	1,222,674	—	—	1,222,674
Futures Contracts[2]	92,024	—	—	92,024
Total	$70,147,034	$518,032,565	$14,157	$588,193,756

*	Level 3 amount shown includes securities determined to have no value at July 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 93.0% OF NET ASSETS

Brazil 6.8%
Ambev S.A.	880,950	2,542,004
B3 S.A. - Brasil Bolsa Balcao	472,799	1,013,382
Banco Bradesco S.A.	504,105	1,409,791
Banco do Brasil S.A.	551,715	3,835,486
BRF S.A. *	325,018	1,002,549
CCR S.A.	385,500	967,829
Centrais Eletricas Brasileiras S.A.	167,116	1,479,597
Cia de Saneamento Basico do Estado de Sao Paulo	140,510	1,213,077
Cia Paranaense de Energia	105,800	132,299
Equatorial Energia S.A.	171,600	822,828
Itau Unibanco Holding S.A.	162,700	637,706
JBS S.A.	395,200	2,439,591
Petroleo Brasileiro S.A.	1,394,165	9,958,899
Suzano S.A.	87,400	815,706
Telefonica Brasil S.A.	150,272	1,295,323
TIM S.A.	327,547	797,012
Ultrapar Participacoes S.A.	837,328	2,053,631
Vale S.A.	711,397	9,590,062
Vibra Energia S.A.	647,400	2,083,302
		44,090,074

Chile 0.8%
Banco de Chile	8,944,134	848,656
Cencosud S.A.	812,388	1,109,810
Empresas CMPC S.A.	461,309	783,780
Empresas Copec S.A.	207,166	1,696,687
Falabella S.A.	248,818	555,015
		4,993,948

China 31.6%
Agile Group Holdings Ltd.	1,668,000	546,567
Agricultural Bank of China Ltd., A Shares	3,632,800	1,534,441
Agricultural Bank of China Ltd., H Shares	11,492,600	3,790,513
Alibaba Group Holding Ltd. *	889,492	10,000,975
Aluminum Corp. of China Ltd., A Shares *	253,200	175,663
Aluminum Corp. of China Ltd., H Shares	1,106,000	405,075
Anhui Conch Cement Co., Ltd., A Shares	82,900	399,382
Anhui Conch Cement Co., Ltd., H Shares	332,000	1,313,617
BAIC Motor Corp., Ltd., H Shares	3,704,000	996,773
Baidu, Inc., A Shares *	227,650	3,934,793
Bank of China Ltd., A Shares	2,166,000	982,246
Bank of China Ltd., H Shares	30,282,234	10,767,913
Bank of Communications Co., Ltd., A Shares	1,215,100	832,083
Bank of Communications Co., Ltd., H Shares	3,053,000	1,817,186
Beijing Enterprises Holdings Ltd.	241,500	774,003
BYD Co., Ltd., A Shares	3,800	181,242
SECURITY	NUMBER OF SHARES	VALUE ($)
BYD Co., Ltd., H Shares	24,000	878,063
China Cinda Asset Management Co., Ltd., H Shares	5,610,000	772,785
China CITIC Bank Corp., Ltd., A Shares	374,100	241,819
China CITIC Bank Corp., Ltd., H Shares	4,696,000	1,962,835
China Communications Services Corp., Ltd., H Shares	1,800,000	731,819
China Construction Bank Corp., A Shares	274,800	226,891
China Construction Bank Corp., H Shares	38,322,960	24,473,432
China Everbright Bank Co., Ltd., A Shares	1,329,900	571,810
China Everbright Bank Co., Ltd., H Shares	1,384,000	419,746
China Everbright Environment Group Ltd.	1,170,000	622,723
China Evergrande Group *(a)	7,014,000	1,105,724
China Gas Holdings Ltd.	611,200	939,503
China Hongqiao Group Ltd.	866,000	902,436
China Jinmao Holdings Group Ltd.	2,890,000	670,672
China Life Insurance Co., Ltd., H Shares	751,000	1,118,554
China Mengniu Dairy Co., Ltd. *	235,000	1,091,808
China Merchants Bank Co., Ltd., A Shares	197,900	1,029,492
China Merchants Bank Co., Ltd., H Shares	497,650	2,688,951
China Minsheng Banking Corp., Ltd., A Shares	1,678,300	905,358
China Minsheng Banking Corp., Ltd., H Shares	4,371,910	1,425,879
China National Building Material Co., Ltd., H Shares	2,296,000	2,304,550
China Oriental Group Co., Ltd.	3,676,000	740,561
China Overseas Land & Investment Ltd.	1,391,500	3,845,298
China Pacific Insurance Group Co., Ltd., A Shares	77,800	233,104
China Pacific Insurance Group Co., Ltd., H Shares	446,600	953,948
China Petroleum & Chemical Corp., A Shares	2,432,800	1,484,898
China Petroleum & Chemical Corp., H Shares	27,852,400	13,131,187
China Railway Group Ltd., A Shares	747,700	640,429
China Railway Group Ltd., H Shares	1,914,000	1,139,394
China Resources Cement Holdings Ltd.	848,000	521,604
China Resources Land Ltd.	691,000	2,885,809
China Resources Pharmaceutical Group Ltd.	1,491,500	894,508
China Resources Power Holdings Co., Ltd.	782,000	1,472,304
China Shenhua Energy Co., Ltd., A Shares	166,700	694,021
China Shenhua Energy Co., Ltd., H Shares	1,143,000	3,230,506
China State Construction Engineering Corp., Ltd., A Shares	1,580,800	1,180,231
China Taiping Insurance Holdings Co., Ltd.	720,000	759,223
China Tower Corp., Ltd., H Shares	12,054,000	1,550,778
China United Network Communications Ltd., A Shares	708,100	361,058
China Vanke Co., Ltd., A Shares	250,700	638,637
China Vanke Co., Ltd., H Shares	691,300	1,314,906
CITIC Ltd.	3,088,000	3,339,929
Country Garden Holdings Co., Ltd.	3,903,289	1,509,477

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CRRC Corp., Ltd., A Shares	283,300	216,400
CRRC Corp., Ltd., H Shares	656,000	243,984
CSPC Pharmaceutical Group Ltd.	740,000	810,266
Dongfeng Motor Group Co., Ltd., H Shares	1,253,000	865,816
ENN Energy Holdings Ltd.	75,600	1,233,232
Fosun International Ltd.	1,045,000	823,318
Geely Automobile Holdings Ltd.	824,000	1,633,905
Guangzhou R&F Properties Co., Ltd., H Shares	3,398,800	802,658
Haier Smart Home Co., Ltd., A Shares	47,100	173,183
Haier Smart Home Co., Ltd., H Shares	220,200	704,752
Hengan International Group Co., Ltd.	194,000	939,002
Huaneng Power International, Inc., A Shares *	234,400	244,189
Huaneng Power International, Inc., H Shares *	2,144,000	1,025,071
Industrial & Commercial Bank of China Ltd., A Shares	1,852,800	1,202,600
Industrial & Commercial Bank of China Ltd., H Shares	28,078,172	14,844,582
Industrial Bank Co., Ltd., A Shares	398,100	1,049,451
JD.com, Inc., A Shares	111,771	3,334,413
Jiangxi Copper Co., Ltd., A Shares	74,900	187,487
Jiangxi Copper Co., Ltd., H Shares	665,000	814,626
Jinmao Property Services Co., Ltd. *	34,501	17,740
Kingboard Holdings Ltd.	295,000	863,083
Kunlun Energy Co., Ltd.	1,594,000	1,173,450
Legend Holdings Corp., H Shares	610,800	699,915
Longfor Group Holdings Ltd.	315,500	1,054,201
Meituan, B Shares *	42,100	944,444
NetEase, Inc.	104,643	1,957,531
Nine Dragons Paper Holdings Ltd.	703,000	579,795
PetroChina Co., Ltd., H Shares	12,366,000	5,774,421
PICC Property & Casualty Co., Ltd., H Shares	2,780,000	2,853,647
Ping An Insurance Group Co. of China Ltd., A Shares	173,700	1,084,983
Ping An Insurance Group Co. of China Ltd., H Shares	1,408,000	8,274,870
Postal Savings Bank of China Co., Ltd., A Shares	137,700	95,772
Postal Savings Bank of China Co., Ltd., H Shares	1,813,000	1,199,525
SAIC Motor Corp., Ltd., A Shares	355,300	853,979
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	58,400	148,716
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	375,000	564,718
Shanghai Pudong Development Bank Co., Ltd., A Shares	952,400	1,024,933
Shenzhou International Group Holdings Ltd.	48,300	508,027
Shimao Group Holdings Ltd. (a)	1,191,000	502,957
Sinopharm Group Co., Ltd., H Shares	803,600	1,841,197
Sunac China Holdings Ltd. (a)	1,057,000	462,528
Tencent Holdings Ltd.	247,100	9,550,121
Trip.com Group Ltd., ADR *	28,760	741,433
Vipshop Holdings Ltd., ADR *	126,837	1,161,827
Weichai Power Co., Ltd., A Shares	90,400	160,510
Weichai Power Co., Ltd., H Shares	411,000	587,602
Xiaomi Corp., B Shares *	736,600	1,158,514
Yankuang Energy Group Co., Ltd., A Shares	22,400	121,658
Yankuang Energy Group Co., Ltd., H Shares	460,000	1,437,413
Zhongsheng Group Holdings Ltd.	93,000	532,419
Zijin Mining Group Co., Ltd., A Shares	117,300	155,384
Zijin Mining Group Co., Ltd., H Shares	474,000	555,439
		205,850,819

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.2%
Bancolombia S.A.	88,770	745,237
Ecopetrol S.A.	1,676,309	891,529
		1,636,766

Czech Republic 0.2%
CEZ A/S	32,266	1,466,270

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	348,654	640,689

Greece 0.4%
Alpha Services and Holdings S.A. *	1,065,464	947,020
Eurobank Ergasias Services & Holdings S.A., A Shares *	680,729	627,069
Hellenic Telecommunications Organization S.A.	51,501	886,742
		2,460,831

Hungary 0.4%
MOL Hungarian Oil & Gas plc	234,903	1,729,456
OTP Bank Nyrt	32,495	670,839
		2,400,295

India 10.7%
Axis Bank Ltd.	181,789	1,670,240
Bharat Petroleum Corp., Ltd.	506,352	2,115,737
Bharti Airtel Ltd. *	195,445	1,675,988
Coal India Ltd.	726,896	1,941,810
GAIL India Ltd.	611,505	1,133,660
Grasim Industries Ltd.	59,552	1,187,233
HCL Technologies Ltd.	105,638	1,270,403
Hero MotoCorp Ltd.	32,692	1,167,200
Hindalco Industries Ltd.	344,191	1,811,556
Hindustan Petroleum Corp., Ltd.	607,275	1,851,827
Hindustan Unilever Ltd.	33,194	1,108,907
Housing Development Finance Corp., Ltd.	94,079	2,839,099
ICICI Bank Ltd.	94,794	985,929
Indian Oil Corp., Ltd.	3,135,149	2,891,647
Infosys Ltd.	289,543	5,679,740
ITC Ltd.	415,756	1,594,387
JSW Steel Ltd.	137,235	1,093,110
Larsen & Toubro Ltd.	64,888	1,487,154
Mahindra & Mahindra Ltd.	137,276	2,025,508
Maruti Suzuki India Ltd.	16,831	1,872,940
NTPC Ltd.	1,193,694	2,308,574
Oil & Natural Gas Corp., Ltd.	1,924,219	3,266,532
Power Finance Corp., Ltd.	576,481	846,066
Power Grid Corp. of India Ltd.	452,107	1,224,333
Rajesh Exports Ltd.	107,860	809,026
Reliance Industries Ltd. *	285,399	9,076,922
State Bank of India	267,720	1,794,011
Sun Pharmaceutical Industries Ltd.	87,299	1,041,233
Tata Consultancy Services Ltd.	78,911	3,300,751
Tata Motors Ltd. *	502,258	2,865,731
Tata Motors Ltd., A Shares, DVR *	109,262	307,069
Tata Steel Ltd.	1,669,940	2,272,900
Tech Mahindra Ltd.	58,805	781,955
Vedanta Ltd.	445,486	1,434,844
Wipro Ltd.	137,828	735,424
		69,469,446

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 1.9%
PT Astra International Tbk	5,573,000	2,380,217
PT Bank Central Asia Tbk	2,482,200	1,234,298
PT Bank Mandiri (Persero) Tbk	3,072,600	1,719,913
PT Bank Negara Indonesia (Persero) Tbk	1,615,100	857,159
PT Bank Rakyat Indonesia (Persero) Tbk	7,018,896	2,071,928
PT Telkom Indonesia (Persero) Tbk	11,140,000	3,181,807
PT United Tractors Tbk	521,000	1,138,599
		12,583,921

Kuwait 0.7%
Kuwait Finance House KSCP	363,476	1,055,727
Mobile Telecommunications Co. KSCP	596,304	1,181,375
National Bank of Kuwait SAKP	750,878	2,622,236
		4,859,338

Malaysia 1.9%
Axiata Group Berhad	1,349,813	870,468
CIMB Group Holdings Berhad	1,506,171	1,764,577
Genting Berhad	993,100	1,057,137
Malayan Banking Berhad	1,240,758	2,471,236
Petronas Chemicals Group Berhad	452,600	904,134
Public Bank Berhad	1,878,525	1,959,875
Tenaga Nasional Berhad	1,684,700	3,126,755
		12,154,182

Mexico 3.9%
Alfa S.A.B. de C.V., A Shares	2,082,300	1,431,067
America Movil S.A.B. de C.V., Series L	7,926,719	7,543,516
Cemex S.A.B. de C.V., Series CPO *	5,316,956	2,146,553
Fomento Economico Mexicano S.A.B. de C.V.	444,415	2,769,323
Grupo Bimbo S.A.B. de C.V., Series A	459,700	1,624,527
Grupo Financiero Banorte S.A.B. de C.V., O Shares	520,500	2,961,556
Grupo Mexico S.A.B. de C.V., Series B	535,436	2,117,002
Grupo Televisa S.A.B., Series CPO	536,117	845,248
Nemak S.A.B. de C.V. *	1,581,200	397,908
Orbia Advance Corp. S.A.B. de C.V.	302,100	666,278
Wal-Mart de Mexico S.A.B. de C.V.	818,737	2,965,615
		25,468,593

Qatar 0.7%
Ooredoo QPSC	483,413	1,240,120
Qatar Fuel QSC	149,858	732,881
Qatar National Bank QPSC	502,677	2,784,301
		4,757,302

Saudi Arabia 2.8%
Al Rajhi Bank *	88,138	2,123,696
Banque Saudi Fransi	66,317	909,071
Riyad Bank	123,135	1,199,020
Saudi Arabian Oil Co.	240,093	2,565,974
Saudi Basic Industries Corp.	165,378	4,406,222
Saudi Electricity Co.	202,008	1,336,858
Saudi Telecom Co.	96,177	2,586,064
The Saudi National Bank	150,564	2,826,348
		17,953,253

South Africa 5.8%
Absa Group Ltd.	240,839	2,467,995
AngloGold Ashanti Ltd.	84,597	1,246,887
SECURITY	NUMBER OF SHARES	VALUE ($)
Aspen Pharmacare Holdings Ltd.	66,017	578,588
Barloworld Ltd.	136,405	751,541
Bid Corp., Ltd.	81,475	1,500,081
Exxaro Resources Ltd.	68,178	828,719
FirstRand Ltd.	929,397	3,676,484
Gold Fields Ltd.	139,229	1,287,716
Impala Platinum Holdings Ltd.	48,015	532,367
MTN Group Ltd.	486,125	4,079,942
MultiChoice Group	131,335	940,523
Naspers Ltd., N Shares	12,720	1,797,163
Nedbank Group Ltd.	136,113	1,779,235
Old Mutual Ltd.	1,490,406	1,016,586
Sanlam Ltd.	308,000	1,011,522
Sappi Ltd. *	396,763	1,313,924
Sasol Ltd. *	225,693	4,741,081
Shoprite Holdings Ltd.	112,007	1,515,454
Standard Bank Group Ltd.	400,531	3,858,776
The Bidvest Group Ltd.	86,290	1,109,932
Vodacom Group Ltd.	148,647	1,235,049
Woolworths Holdings Ltd.	260,915	832,183
		38,101,748

Taiwan 18.3%
Acer, Inc.	1,080,496	819,802
ASE Technology Holding Co., Ltd.	763,000	2,223,414
Asia Cement Corp.	499,000	692,416
Asustek Computer, Inc.	245,041	2,311,626
AUO Corp. *	3,904,800	1,753,409
Catcher Technology Co., Ltd.	315,000	1,799,100
Cathay Financial Holding Co., Ltd.	1,130,599	1,724,792
Chailease Holding Co., Ltd.	89,150	634,014
Cheng Shin Rubber Industry Co., Ltd.	629,000	746,464
China Development Financial Holding Corp.	1,558,000	674,444
China Steel Corp.	2,272,198	2,115,567
Chunghwa Telecom Co., Ltd.	632,906	2,568,092
Compal Electronics, Inc.	3,448,305	2,633,396
CTBC Financial Holding Co., Ltd.	2,561,201	1,967,693
Delta Electronics, Inc.	236,590	2,057,651
E.Sun Financial Holding Co., Ltd.	983,347	906,437
Far Eastern New Century Corp.	1,419,817	1,444,580
Far EasTone Telecommunications Co., Ltd.	342,491	863,513
First Financial Holding Co., Ltd.	1,170,312	1,057,123
Formosa Chemicals & Fibre Corp.	984,442	2,307,843
Formosa Petrochemical Corp.	388,330	1,098,158
Formosa Plastics Corp.	779,732	2,404,951
Foxconn Technology Co., Ltd.	433,317	714,990
Fubon Financial Holding Co., Ltd.	1,108,749	2,082,688
Hon Hai Precision Industry Co., Ltd.	5,901,572	21,568,744
Hotai Motor Co., Ltd.	36,000	729,106
Innolux Corp. *	4,674,357	1,618,876
Inventec Corp.	1,761,639	1,399,167
Largan Precision Co., Ltd.	16,050	1,125,790
Lite-On Technology Corp.	593,167	1,301,522
MediaTek, Inc.	92,838	2,138,995
Mega Financial Holding Co., Ltd.	1,242,340	1,471,692
Micro-Star International Co., Ltd.	151,000	597,794
Nan Ya Plastics Corp.	1,018,622	2,295,581
Novatek Microelectronics Corp.	50,000	445,440
Pegatron Corp.	1,566,264	3,260,626
Pou Chen Corp.	1,399,267	1,256,383
Powertech Technology, Inc.	233,000	667,870
President Chain Store Corp.	88,237	834,315
Quanta Computer, Inc.	842,500	2,391,803
Shin Kong Financial Holding Co., Ltd.	2,149,000	614,290
Synnex Technology International Corp.	550,850	1,021,920
Taiwan Cement Corp.	1,093,926	1,419,554
Taiwan Cooperative Financial Holding Co., Ltd.	897,000	822,402

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan Mobile Co., Ltd.	261,196	886,365
Taiwan Semiconductor Manufacturing Co., Ltd.	1,359,803	23,320,030
Uni-President Enterprises Corp.	1,073,678	2,527,581
United Microelectronics Corp. *	1,332,965	1,793,183
Walsin Lihwa Corp.	1,105,000	1,257,087
Wistron Corp.	2,176,682	1,930,769
WPG Holdings Ltd.	924,880	1,553,953
Yageo Corp.	64,000	738,948
Yuanta Financial Holding Co., Ltd.	1,262,840	846,479
		119,438,428

Thailand 3.1%
Advanced Info Service PCL NVDR	188,775	1,037,626
Bangkok Bank PCL NVDR	291,700	1,060,872
Charoen Pokphand Foods PCL NVDR	1,517,900	1,043,275
CP ALL PCL NVDR	728,700	1,219,215
Krung Thai Bank PCL NVDR	2,597,500	1,129,653
PTT Exploration & Production PCL NVDR	334,500	1,503,927
PTT Global Chemical PCL NVDR	1,119,900	1,360,043
PTT PCL NVDR	7,103,470	6,769,242
SCB X PCL NVDR	615,100	1,696,078
Thai Oil PCL NVDR	687,500	971,776
The Siam Cement PCL NVDR	258,800	2,633,375
		20,425,082

Turkey 1.5%
Akbank T.A.S.	2,281,221	1,098,816
BIM Birlesik Magazalar A/S	144,856	744,634
Eregli Demir ve Celik Fabrikalari T.A.S.	524,735	812,825
Haci Omer Sabanci Holding A/S	748,009	829,567
KOC Holding A/S	472,684	977,032
Turk Hava Yollari AO *	532,421	1,497,727
Turkcell Iletisim Hizmetleri A/S	877,873	834,112
Turkiye Garanti Bankasi A/S	747,436	605,742
Turkiye Is Bankasi A/S, Class C	3,091,170	906,040
Turkiye Petrol Rafinerileri A/S *	93,229	1,396,505
		9,703,000

United Arab Emirates 1.2%
Abu Dhabi Commercial Bank PJSC	439,910	1,093,423
Dubai Islamic Bank PJSC	438,839	703,242
Emaar Properties PJSC	1,057,065	1,586,329
Emirates Telecommunications Group Co. PJSC	323,174	2,454,753
First Abu Dhabi Bank PJSC	407,798	2,158,269
		7,996,016
Total Common Stocks (Cost $539,479,895)		606,450,001
SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 5.0% OF NET ASSETS

Brazil 4.8%
Banco Bradesco S.A.	1,719,096	5,791,123
Centrais Eletricas Brasileiras S.A., B Shares	89,620	819,798
Cia Energetica de Minas Gerais	563,723	1,224,608
Cia Paranaense de Energia, B Shares	429,400	580,102
Gerdau S.A.	341,806	1,615,851
Itau Unibanco Holding S.A.	1,778,079	8,117,011
Metalurgica Gerdau S.A.	417,700	825,858
Petroleo Brasileiro S.A.	1,903,354	12,562,482
		31,536,833

Colombia 0.2%
Bancolombia S.A.	147,052	1,084,624
Total Preferred Stocks (Cost $25,197,446)		32,621,457
Total Investments in Securities (Cost $564,677,341)		639,071,458

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/16/22	202	10,084,850	94,431

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$231,272,471	$—	$231,272,471
Brazil	44,090,074	—	—	44,090,074
Chile	4,993,948	—	—	4,993,948
China	1,903,260	201,876,350	2,071,209	205,850,819
Colombia	1,636,766	—	—	1,636,766
Malaysia	3,126,755	9,027,427	—	12,154,182
Mexico	25,468,593	—	—	25,468,593
Qatar	732,881	4,024,421	—	4,757,302
South Africa	4,302,077	33,799,671	—	38,101,748
Thailand	1,696,078	18,729,004	—	20,425,082
Turkey	4,776,486	4,926,514	—	9,703,000
United Arab Emirates	2,454,753	5,541,263	—	7,996,016
Preferred Stocks[1]	32,621,457	—	—	32,621,457
Futures Contracts[2]	94,431	—	—	94,431
Total	$127,897,559	$509,197,121	$2,071,209	$639,165,889

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JUL22